UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05398

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund
Balanced Shares Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 61.8%
Finance - 16.8%
Banking - Money Center - 4.0%
The Bank of New York Co., Inc                             18,300    $    645,258
JP Morgan Chase & Co.                                    125,320       5,885,027
Wachovia Corp.                                            30,700       1,713,060
                                                                    ------------
                                                                       8,243,345
                                                                    ------------
Banking - Regional - 3.2%
Bank of America Corp.                                     95,600       5,121,292
Northern Trust Corp.                                      22,700       1,326,361
                                                                    ------------
                                                                       6,447,653
                                                                    ------------
Brokerage & Money Management - 1.5%
Goldman Sachs Group, Inc.                                 8,400        1,421,028
Merrill Lynch & Co., Inc.                                21,100        1,650,442
                                                                    ------------
                                                                       3,071,470
                                                                    ------------
Insurance - 4.5%
ACE, Ltd.                                                 36,800       2,014,064
American International Group, Inc.                        82,000       5,433,320
Axis Capital Holdings Ltd.                                52,700       1,828,163
                                                                    ------------
                                                                       9,275,547
                                                                    ------------
Miscellaneous - 2.4%
Citigroup, Inc.                                           97,000       4,817,990
                                                                    ------------
Mortgage Banking - 1.2%
Federal National Mortgage Association                     42,800       2,392,948
                                                                    ------------
                                                                      34,248,953
                                                                    ------------
Consumer Services - 9.7%
Broadcasting & Cable - 5.6%
Comcast Corp.-Class A (a)                                 33,380       1,230,053
Comcast Corp.-Special-Class A (a)                         21,200         780,372
News Corp.-Class A                                       171,300       3,366,045
Time Warner, Inc.                                        228,400       4,163,732
Viacom, Inc.-Class B (a)                                  49,000       1,821,820
Westwood One, Inc.                                        32,200         227,976
                                                                    ------------
                                                                      11,589,998
                                                                    ------------
Restaurants & Lodging - 1.7%
Hilton Hotels Corp.                                       49,000       1,364,650
McDonald's Corp.                                          52,600       2,057,712
                                                                    ------------
                                                                       3,422,362
                                                                    ------------
Retail - General Merchandise - 2.4%
Best Buy Co., Inc.                                         7,800         417,768
Home Depot, Inc.                                         108,900       3,949,803
Lowe's Cos, Inc.                                          19,800         555,588
                                                                    ------------
                                                                       4,923,159
                                                                    ------------
                                                                      19,935,519
                                                                    ------------

Technology - 7.8%
Communication Equipment - 1.4%
Cisco Systems, Inc. (a)                                   30,800         708,400
Motorola, Inc.                                            43,400       1,085,000
QUALCOMM, Inc.                                            28,400       1,032,340
                                                                    ------------
                                                                       2,825,740
                                                                    ------------
Computer Hardware/Storage - 2.6%
EMC Corp. (a)                                             32,000         383,360
International Business Machines Corp.                     32,200       2,638,468
Sun Microsystems, Inc. (a)                               441,400       2,193,758
                                                                    ------------
                                                                       5,215,586
                                                                    ------------
Computer Services - 0.4%
Fiserv, Inc. (a)                                          15,000         706,350
                                                                    ------------
Semiconductor Capital Equipment - 0.6%
Applied Materials, Inc.                                   74,300       1,317,339
                                                                    ------------
Semiconductor Components - 0.6%
Advanced Micro Devices, Inc. (a)                          19,900         494,515
Nvidia Corp. (a)                                          25,800         763,422
                                                                    ------------
                                                                       1,257,937
                                                                    ------------
Software - 2.2%
BEA Systems, Inc. (a)                                     23,400         355,680
Microsoft Corp.                                          153,900       4,206,087
                                                                    ------------
                                                                       4,561,767
                                                                    ------------
                                                                      15,884,719
                                                                    ------------
Energy - 5.9%
Domestic Producers - 1.0%
Noble Energy, Inc.                                        46,600       2,124,494
                                                                    ------------
International - 3.1%
Chevron Corp.                                             32,000       2,075,520
Exxon Mobil Corp.                                         62,700       4,207,170
                                                                    ------------
                                                                       6,282,690
                                                                    ------------
Miscellaneous - 0.5%
ConocoPhillips                                            15,900         946,527
                                                                    ------------
Oil Service - 1.3%
Baker Hughes, Inc.                                         7,810         532,642
BJ Services Co.                                           11,200         337,456
GlobalSantaFe Corp.                                        5,000         249,950
Nabors Industries Ltd. (a)                                50,600       1,505,350
                                                                    ------------
                                                                       2,625,398
                                                                    ------------
                                                                      11,979,109
                                                                    ------------
Health Care - 5.3%
Drugs - 3.5%
Eli Lilly & Co.                                           23,000       1,311,000
Merck & Co. Inc.                                          47,400       1,986,060
Pfizer, Inc.                                              94,800       2,688,528
Wyeth                                                     23,000       1,169,320
                                                                    ------------
                                                                       7,154,908
                                                                    ------------

Medical Services - 1.8%
WellPoint, Inc. (a)                                       47,600       3,667,580
                                                                    ------------
                                                                      10,822,488
                                                                    ------------
Consumer Staples - 4.9%
Household Products - 1.5%
Colgate-Palmolive Co.                                     12,200         757,620
Procter & Gamble Co.                                      38,100       2,361,438
                                                                    ------------
                                                                       3,119,058
                                                                    ------------
Miscellaneous - 1.5%
Fortune Brands, Inc.                                      40,700       3,056,977
                                                                    ------------
Tobacco - 1.9%
Altria Group, Inc.                                        35,700       2,732,835
Loews Corp. - Carolina Group                              21,800       1,207,502
                                                                    ------------
                                                                       3,940,337
                                                                    ------------
                                                                      10,116,372
                                                                    ------------
Capital Goods - 4.2%
Electrical Equipment - 1.2%
Emerson Electric Co.                                      30,500       2,557,730
                                                                    ------------
Miscellaneous - 3.0%
General Electric Co.                                      79,540       2,807,762
Illinois Tool Works, Inc.                                 15,800         709,420
United Technologies Corp.                                 41,000       2,597,350
                                                                    ------------
                                                                       6,114,532
                                                                    ------------
                                                                       8,672,262
                                                                    ------------
Utilities - 3.8%
Electric & Gas Utility - 0.6%
FirstEnergy Corp.                                         22,500       1,256,850
                                                                    ------------
Telephone Utility - 3.2%
AT&T, Inc.                                               104,600       3,405,776
BellSouth Corp.                                           24,500       1,047,375
Verizon Communications, Inc.                              55,200       2,049,576
                                                                    ------------
                                                                       6,502,727
                                                                    ------------
                                                                       7,759,577
                                                                    ------------
Basic Industry - 2.1%
Chemicals - 1.8%
Air Products & Chemicals, Inc.                            40,200       2,668,074
EI Du Pont de Nemours & Co.                               24,000       1,028,160
                                                                    ------------
                                                                       3,696,234
                                                                    ------------
Mining & Metals - 0.3%
Alcoa, Inc.                                               21,000         588,840
                                                                    ------------
                                                                       4,285,074
                                                                    ------------
Transportation - 1.2%
Air Freight - 0.9%
United Parcel Service, Inc.-Class B                       26,200       1,884,828
                                                                    ------------
Railroad - 0.3%
Union Pacific Corp.                                        7,100         624,800
                                                                    ------------
                                                                       2,509,628
                                                                    ------------

Consumer Manufacturing - 0.1%
Building & Related - 0.1%
Pulte Homes, Inc.                                          6,500         207,090
                                                                    ------------

Total Common Stocks
   (cost $103,726,682)                                               126,420,791
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 17.0%

U.S. Treasury Bonds - 10.3%
3.625%, 5/15/13                                         $   2,370      2,239,280
5.00%, 2/15/11                                                351        357,211
5.125%, 5/15/16                                             1,529      1,586,099
5.375%, 2/15/31                                             3,005      3,245,634
5.625%, 5/15/08                                            10,790     10,937,100
5.75%, 8/15/10                                                965      1,004,279
6.00%, 8/15/09                                                 30         31,096
6.125%, 8/15/07                                               100        100,965
6.875%, 8/15/25                                               250        312,363
8.125%, 8/15/21                                                35         47,157
11.25%, 2/15/15                                               800      1,163,563
                                                                    ------------
                                                                      21,024,747
                                                                    ------------
U.S. Treasury Notes - 5.6%
1.625%, 1/15/15 (TIPS)                                        527        501,688
3.00%, 11/15/07 - 2/15/09                                   2,180      2,116,314
3.125%, 4/15/09                                               950        916,156
3.25%, 8/15/07                                                260        256,222
3.875%, 5/15/10                                               150        146,467
4.00%, 4/15/10 - 11/15/12                                   1,155      1,119,941
4.125%, 5/15/15                                             1,309      1,263,236
4.25%, 8/15/13 - 8/15/15                                    2,585      2,527,644
6.25%, 2/15/07                                              2,600      2,610,969
                                                                    ------------
                                                                      11,458,637
                                                                    ------------
Federal National Mortgage Association - 1.1%
6.625%, 10/15/07                                            2,250      2,283,509
                                                                    ------------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $34,598,140)                                                 34,766,893
                                                                    ------------
CORPORATE DEBT OBLIGATIONS - 13.8%
Automotive - 0.7%
Daimlerchrysler North America
4.88%, 6/15/10                                                675        655,832
Ford Motor Credit Co.
4.95%, 1/15/08                                                750        729,326
                                                                    ------------
                                                                       1,385,158
                                                                    ------------

Banking - 2.4%
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)                                          50         56,200
The Chuo Mitsui Trust & Banking Co., Ltd.
5.506%, 4/15/49 (b)(c)                                        300        287,636
Dresdner Funding Trust I
8.151%, 6/30/31 (b)                                           295        349,381
Fuji JGB Investment
9.87%, 6/30/08 (b)(c)                                         500        535,521
HBOS PLC
5.375%, 11/01/49 (b)(c)                                       250        245,556
HSBC Bank USA
5.875%, 11/01/34                                              560        556,540
Northern Rock PLC
5.60%, 4/30/14 (b)(c)                                         445        432,091
RBS Capital Trust III
5.51%, 9/29/49 (c)                                            495        480,970
Regency Centers LP
5.25%, 8/01/15 (c)                                            300        291,047
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)                                           250        291,565
Sanwa Bank Ltd.
7.40%, 6/15/11                                                200        216,059
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (b)(c)                                       135        131,385
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)                                           250        268,378
UFJ Finance Aruba AEC
6.75%, 7/15/13                                                335        358,519
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)                                        330        372,718
Wachovia Capital Trust III
5.80%, 3/15/11 (c)                                            130        130,353
                                                                    ------------
                                                                       5,003,919
                                                                    ------------
Broadcasting/Media - 0.8%
BSKYB Finance UK PLC
5.63%, 10/15/15 (b)                                           120        117,442
CBS Corp.
7.875%, 7/30/30                                                60         65,517
Clear Channel Communications, Inc.
5.50%, 9/15/14                                                215        199,754
News America Holdings, Inc.
8.25%, 10/17/96                                                60         67,333
9.25%, 2/01/13                                                100        118,223
News America, Inc.
5.30%, 12/15/14                                               100         98,047
Time Warner Entertainment Co.
8.38%, 3/15/23                                                400        461,949
Time Warner, Inc.
6.875%, 5/01/12                                               175        185,043
WPP Finance Corp.
5.88%, 6/15/14                                                250        250,689
                                                                    ------------
                                                                       1,563,997
                                                                    ------------

Building/Real Estate - 0.3%
DR Horton, Inc.
6.50%, 4/15/16                                                 80         78,498
EOP Operating LP
7.875%, 7/15/31                                               200        235,270
iStar Financial, Inc.
Series B
5.70%, 3/01/14                                                200        198,835
6.00%, 12/15/10                                               200        203,337
                                                                    ------------
                                                                         715,940
                                                                    ------------
Chemicals - 0.2%
Eastman Chemical Co.
7.25%, 1/15/24                                                175        185,295
Lubrizol Corp.
5.50%, 10/01/14                                               275        268,239
                                                                    ------------
                                                                         453,534
                                                                    ------------
Communications - 0.3%
AT&T Corp.
7.30%, 11/15/11                                               250        270,971
Centaur Funding Corp.
9.08%, 4/21/20 (b)                                              0        232,125
Qwest Corp.
7.875%, 9/01/11                                               200        210,000
                                                                    ------------
                                                                         713,096
                                                                    ------------
Communications-Fixed - 0.5%
Embarq Corp.
6.74%, 6/01/13                                                450        462,994
Verizon Communications
8.75%, 11/01/21                                               390        472,098
                                                                    ------------
                                                                         935,092
                                                                    ------------
Communications-Mobile - 0.5%
AT&T Wireless Services, Inc.
8.75%, 3/01/31                                                325        415,480
Mobile Telesystems Finance
Series REGS
9.75%, 1/30/08 (b)                                            230        238,993
Nextel Communications, Inc.
Series F
5.95%, 3/15/14                                                290        283,641
Telus Corp.
8.00%, 6/01/11                                                100        110,230
                                                                    ------------
                                                                       1,048,344
                                                                    ------------
Conglomerate/Miscellaneous - 0.1%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (b)                                           100        113,342
                                                                    ------------

Containers - 0.1%
Packaging Corp. of America
4.375%, 8/01/08                                               200        196,314
                                                                    ------------
Energy - 0.8%
Amerada Hess Corp.
7.30%, 8/15/31                                                350        394,111
Devon Financing Corp.
7.875%, 9/30/31                                               300        365,622
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14                                               150        146,776
Kinder Morgan Finance
5.35%, 1/05/11                                                176        171,173
TXU Energy Co. LLC
7.00%, 3/15/13                                                160        167,982
Valero Energy Corp.
4.75%, 6/15/13                                                300        285,652
XTO Energy, Inc.
7.50%, 4/15/12                                                100        109,031
                                                                    ------------
                                                                       1,640,347
                                                                    ------------
Financial - 1.7%
Capital One Bank
6.50%, 6/13/13                                                400        418,355
General Electric Capital Corp.
5.875%, 2/15/12                                               500        515,934
Goldman Sachs Group, Inc.
5.70%, 9/01/12                                                470        477,993
6.60%, 1/15/12                                                500        527,595
HSBC Finance Corp.
7.875%, 3/01/07                                               150        151,484
Lehman Brothers Holdings, Inc.
7.875%, 8/15/10                                               150        163,449
Rabobank Capital Funding II
5.26%, 12/31/13 (b)(c)                                        230        225,093
Resona Preferred Global Securities
7.19%, 7/30/15 (b)(c)                                         413        427,455
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16                                               465        480,578
                                                                    ------------
                                                                       3,387,936
                                                                    ------------
Food/Beverage - 0.4%
Altria Group, Inc.
7.75%, 1/15/27                                                210        254,271
Kraft Foods, Inc.
5.25%, 10/01/13                                               300        296,546
Tyson Foods, Inc.
8.25%, 10/01/11                                               220        236,480
                                                                    ------------
                                                                         787,297
                                                                    ------------
Health Care - 0.8%
Boston Scientific Corp.
6.00%, 6/15/11                                                300        301,791

6.25%, 11/15/15                                               350        349,250
UnitedHealth Group, Inc.
5.25%, 3/15/11                                                200        199,680
WellPoint, Inc.
5.25%, 1/15/16                                                150        146,969
Wyeth
6.50%, 2/01/34                                                525        566,683
                                                                    ------------
                                                                       1,564,373
                                                                    ------------
Industrial - 0.4%
CRH America, Inc.
6.00%, 9/30/16                                                250        250,351
Inco Ltd.
7.75%, 5/15/12                                                200        216,085
Tyco International Group, SA
6.00%, 11/15/13                                               115        119,005
Waste Management, Inc.
6.375%, 11/15/12                                              175        182,811
                                                                    ------------
                                                                         768,252
                                                                    ------------
Insurance - 0.7%
American RE Corp.
Series B
7.45%, 12/15/26                                               140        156,582
CNA Financial Corp.
5.85%, 12/15/14                                                85         84,289
Hartford Financial Services Group, Inc.
6.375%, 11/01/08                                              125        127,758
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)                                            350        344,193
Loews Corp.
6.75%, 12/15/06                                               100        100,132
North Front Pass Through Trust
5.81%, 12/15/24 (b)(c)                                        500        491,239
Zurich Capital Trust I
8.38%, 6/01/37 (b)                                            200        210,462
                                                                    ------------
                                                                       1,514,655
                                                                    ------------
Metals/Mining - 0.4%
Ispat Inland ULC
9.75%, 4/01/14                                                100        112,625
Noranda Inc.
6.00%, 10/15/15                                               295        295,951
Southern Copper Corp.
7.50%, 7/27/35                                                375        392,480
                                                                    ------------
                                                                         801,056
                                                                    ------------
Non-Air Transportation - 0.0%
CSX Corp.
5.50%, 8/01/13                                                100        100,357
                                                                    ------------
Petroleum Products - 0.1%
Petronas Capital, Ltd.
7.00%, 5/22/12 (b)                                            150        161,445
                                                                    ------------

Public Utilities - Electric & Gas - 1.2%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13                                               450        500,864
Consumers Energy Co.
5.375%, 4/15/13                                               150        148,551
Dte Energy Trust I
7.80%, 2/01/32                                                 20        509,800
FirstEnergy Corp.
Series C
7.38%, 11/15/31                                               500        578,073
Progress Energy, Inc.
5.85%, 10/30/08                                               350        353,243
TXU Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)                                           250        259,696
Yorkshire Power Finance Ltd.
Series B
6.496%, 2/25/08                                               200        202,240
                                                                    ------------
                                                                       2,552,467
                                                                    ------------
Public Utilities - Gas - 0.2%
Texas Eastern Transmission Corp.
7.30%, 12/01/10                                               350        373,767
                                                                    ------------
Public Utilities - Telephone - 0.4%
CenturyTel, Inc.
Series G
6.88%, 1/15/28                                                 85         82,083
Verizon Virginia, Inc.
Series A
4.625%, 3/15/13                                               525        488,634
Windstream Corp.
8.125%, 8/01/13 (b)                                           214        227,108
                                                                    ------------
                                                                         797,825
                                                                    ------------
Publishing - 0.1%
RH Donnelley Corp
Series A-3
8.875%, 1/15/16                                               225        225,563
                                                                    ------------
Retail - 0.1%
CVS Corp.
6.125%, 8/15/16                                               150        153,497
                                                                    ------------
Supermarket/Drug - 0.3%
Safeway, Inc.
4.95%, 8/16/10                                                400        391,133
5.80%, 8/15/12                                                310        310,339
                                                                    ------------
                                                                         701,472
                                                                    ------------
Technology - 0.3%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13                                                445        451,419
Motorola, Inc.

7.63%, 11/15/10                                                64         69,556
                                                                    ------------
                                                                         520,975
                                                                    ------------
Total Corporate Debt Obligations
   (cost $28,130,034)                                                 28,180,020
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9%
Banc of America Commercial Mortgage, Inc.
Series 2005-1, Class A3
4.877%, 11/10/42                                            2,000      1,980,160
Series 2001-PB1, Class A2
5.79%, 5/11/35                                              1,601      1,637,081
Bear Stearns Commercial Mortgage
   Securities, Inc.
Series 2005-PWR9, A4A, Class A4A
4.871%, 9/11/42                                             2,000      1,934,999
Greenwich Capital Commercial Funding
   Corp.
Series 2005-GG3, Class A4, Class A4 *
4.799%, 8/10/42                                               900        867,961
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 8/10/38 (c)                                            600        602,778
JP Morgan Chase Commercial Mortgage
   Securities Corp.
Series 2005-LDP3, Class A2
4.85%, 8/15/42                                              1,500      1,481,093
Series 2006-CB15, Class A4
5.81%, 6/12/43 (c)                                            176        181,901
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31                                              1,500      1,479,880
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4, Class A4 *
4.864%, 8/12/39                                               400        387,380
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.17%, 1/14/42                                              1,500      1,484,235
                                                                    ------------
Total Commercial Mortgage Backed Securities
   (cost $12,199,585)                                                 12,037,468
                                                                    ------------
SOVEREIGN DEBT OBLIGATIONS - 0.5%
Sovereign - 0.4%
United Mexican States
Series A
6.375%, 1/16/13                                               700        736,050
Korea Development Bank
5.75%, 9/10/13                                                200        202,502
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $899,748)                                                       938,552
                                                                    ------------

MUNICIPAL OBLIGATIONS - 0.2%
Texas - 0.2%
Dallas-Fort Worth Texas
   International MBIA FSA

7.07%, 11/01/24
(cost $409,555)                                               400        417,836
                                                                    ------------

                                                          Shares
                                                        ---------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%
(cost $250,000)                                            10,000        239,600
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
The Bank of New York
4.25%, 10/02/06
(cost $399,000)                                               399        399,000
                                                                    ------------
Total Investments - 99.5%
   (cost $180,612,744)                                               203,400,160
Other assets less liabilities - 0.5%                                   1,034,222
                                                                    ------------
Net Assets - 100.0%                                                 $204,434,382
                                                                    ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $5,459,079 or 2.7% of net assets.

(c)  Variable rate coupon, rate shown as of September 30, 2006.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

FSA         -   Financial Security Assurance Inc.
MBIA        -   Municipal Bond Investors Assurance
TIPS        -   Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund
International Value Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
Financial - 33.6%
Banking - 20.7%
Bank Hapoalim BM                                         990,700   $   4,670,829
Bank Leumi Le-Israel                                     372,300       1,457,464
Barclays PLC                                           2,614,200      32,966,619
BNP Paribas SA                                           386,520      41,537,702
Credit Agricole SA                                       570,040      24,993,762
Credit Suisse Group                                      540,900      31,278,059
Fortis                                                   590,100      23,937,991
HBOS PLC                                               1,565,310      30,952,233
Kookmin Bank                                             183,700      14,386,662
Royal Bank of Scotland Group PLC                       1,111,100      38,230,721
Societe Generale                                         204,220      32,444,884
Standard Bank Group Ltd.                               1,289,800      12,857,432
Sumitomo Mitsui Financial Group, Inc.                      4,043      42,455,013
                                                                   -------------
                                                                     332,169,371
                                                                   -------------
Financial Services - 2.7%
ORIX Corp.                                               156,190      43,154,405
                                                                   -------------
Insurance - 10.2%
Assurances Generales de France                            65,042       8,181,040
Aviva PLC                                              2,090,597      30,630,427
Fondiaria-Sai SpA                                         51,100       1,684,917
Fondiaria-Sai SpA                                        247,704      10,859,830
Friends Provident PLC                                  2,061,380       7,467,391
ING Groep NV                                           1,267,071      55,683,363
Muenchener Rueckversicherungs AG                         305,800      48,273,209
                                                                   -------------
                                                                     162,780,177
                                                                   -------------
                                                                     538,103,953
                                                                   -------------
Capital Equipment - 12.6%
Aerospace & Defense - 2.7%
BAE Systems PLC                                        2,626,500      19,425,020
European Aeronautic Defence & Space
   Co., NV                                               807,240      23,198,296
                                                                   -------------
                                                                      42,623,316
                                                                   -------------
Automobiles - 8.5%
Continental AG                                           334,100      38,747,795
Hyundai Mobis                                            193,792      19,881,748
Renault SA                                               398,600      45,656,342
Toyota Motor Corp.                                       579,400      31,529,069
                                                                   -------------
                                                                     135,814,954
                                                                   -------------

Machinery & Engineering - 1.4%
MAN AG                                                    46,200       3,895,727
Sumitomo Heavy Industries Ltd.                         2,214,000      18,530,250
                                                                   -------------
                                                                      22,425,977
                                                                   -------------
                                                                     200,864,247
                                                                   -------------
Energy - 12.1%
Energy Sources - 12.1%
BP PLC                                                 1,169,600      12,786,440
Canadian Natural Resources Ltd.                           27,811       1,267,450
China Petroleum & Chemical Corp.-Class H              18,094,000      11,215,539
ENI SpA                                                1,171,900      34,821,194
MOL Hungarian Oil and Gas Nyrt (ADR)                      34,630       3,151,486
MOL Hungarian Oil and Gas PLC                            110,100      10,063,047
PetroChina Co., Ltd.-Class H                          12,416,000      13,355,250
Petroleo Brasileiro SA (ADR)                             448,900      33,595,676
Repsol YPF SA                                          1,162,700      34,563,420
Total SA                                                 597,800      39,209,974
                                                                   -------------
                                                                     194,029,476
                                                                   -------------
Industrial Commodities - 8.7%
Chemicals - 1.1%
Mitsui Chemicals, Inc.                                 2,457,000      17,696,545
                                                                   -------------
Forest & Paper - 0.3%
Svenska Cellulosa AB-Class B                             114,800       5,267,721
                                                                   -------------
Metal - Nonferrous - 1.6%
Xstrata PLC                                              636,270      26,268,038
                                                                   -------------
Metal - Steel - 5.7%
JFE Holdings, Inc.                                     1,081,500      42,421,027
Mittal Steel Co. NV                                      779,824      27,108,608
POSCO                                                     81,300      21,165,094
                                                                   -------------
                                                                      90,694,729
                                                                   -------------
                                                                     139,927,033
                                                                   -------------
Technology/Electronics - 6.3%
Data Processing - 0.0%
Canon, Inc.                                                   50           2,613
                                                                   -------------
Electrical & Electronics - 0.6%
Compal Electronics, Inc. (GDR) (a)                     2,164,015       9,578,580
                                                                   -------------
Electronic Components & Instruments - 5.7%
AU Optronics Corp.                                     9,249,400      13,081,269
Flextronics International Ltd. (a)                       460,700       5,823,248
Samsung Electronics Co. Ltd.                              25,510      17,884,259
Sharp Corp.                                            1,244,000      21,348,392
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                          2,214,532      21,259,507
United Microelectronics Corp.                         19,992,422      11,187,748
                                                                   -------------
                                                                      90,584,423
                                                                   -------------
                                                                     100,165,616
                                                                   -------------
Consumer Staples - 4.2%
Beverages & Tobacco - 2.8%
British American Tobacco PLC                             565,700      15,300,106
Japan Tobacco, Inc.                                        7,827      30,466,688
                                                                   -------------
                                                                      45,766,794
                                                                   -------------

Food & Household Products - 1.4%
J Sainsbury PLC                                        3,135,500      22,030,326
                                                                   -------------
                                                                      67,797,120
                                                                   -------------
Telecommunications - 4.1%
China Netcom Group Corp Ltd.                           8,490,500      15,204,579
Nippon Telegraph & Telephone Corp.                         3,249      15,883,672
Vodafone Group PLC                                    14,866,875      33,958,655
                                                                   -------------
                                                                      65,046,906
                                                                   -------------
Utilities - 3.9%
Utility (Electric & Gas) - 3.9%
E.ON AG                                                  237,800      28,269,970
Endesa SA                                                218,659       9,305,978
RWE AG                                                   262,470      24,211,324
                                                                   -------------
                                                                      61,787,272
                                                                   -------------
Medical - 3.3%
Health & Personal Care - 3.3%
AstraZeneca PLC                                          336,200      20,998,461
GlaxoSmithKline PLC                                      270,200       7,185,926
Sanofi-Aventis                                           283,227      25,180,229
                                                                   -------------
                                                                      53,364,616
                                                                   -------------
Transportation - 2.9%
Transportation - Airlines - 1.2%
Deutsche Lufthansa AG                                    898,200      18,976,540
                                                                   -------------
Transportation - Shipping - 1.7%
Mitsui OSK Lines Ltd.                                  3,747,000      27,746,770
                                                                   -------------
                                                                      46,723,310
                                                                   -------------
Construction & Housing - 2.7%
Building Materials - 0.80%
Buzzi Unicem SpA                                         513,712      12,151,618
                                                                   -------------
Construction & Housing - 1.30%
George Wimpey PLC                                        336,800       3,269,197
Leopalace21 Corp.                                        332,300      12,138,173
Persimmon PLC                                             79,131       1,980,684
Taylor Woodrow PLC                                       574,800       3,823,243
                                                                   -------------
                                                                      21,211,297
                                                                   -------------
Real Estate - 0.6%
Sino Land Co.                                          5,729,528      10,132,368
                                                                   -------------
                                                                      43,495,283
                                                                   -------------
Consumer Services - 0.6%
Airlines - 0.6%
Air France-KLM                                           339,800      10,224,686
                                                                   -------------

Consumer Cyclical - 0.2%
Leisure & Tourism - 0.2%
Whitbread PLC                                            137,626       3,334,455
                                                                   -------------

Total Common Stocks
   (cost $1,248,632,344)                                           1,524,863,973
                                                                   -------------

                                                      Principal
                                                         Amount
                                                          (000)
                                                      ---------
SHORT-TERM INVESTMENTS - 3.8%
Time Deposit - 3.8%
The Bank of New York
4.25%, 10/02/06
   (cost $61,300,000)                                  $61,300        61,300,000
                                                                  --------------
Total Investments - 99.0%
   (cost $1,309,932,344)                                           1,586,163,973
Other assets less liabilities - 1.0%                                  15,297,821
                                                                  --------------
Net Assets - 100.0%                                               $1,601,461,794
                                                                  --------------

FINANCIAL FUTURES CONTRACTS

                                                                Value at       Unrealized
                      Number of   Expiration   Original      September 30,   Appreciation/
Type                  Contracts     Month       Value            2006        (Depreciation)
-------------------------------------------------------------------------------------------
Purchased Contracts
EURO STOXX                         December
   50 INDEX           376            2006      $17,855,940    $18,656,725       $800,785

(a)  Non-income producing security.

     A cash amount equivalent to U.S. $ 47,679 has been segregated as collateral for the futures at September 30, 2006.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

COUNTRY DIVERSIFICATION
September 30, 2006 (unaudited)
--------------------------------------------------------------------------------------
COUNTRY                                          U.S. $ VALUE    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------
United Kingdom                                 $  310,607,940            19.4%
Japan                                             303,372,620            19.0
France                                            277,735,521            17.3
Germany                                           162,374,567            10.1
Korea                                              73,317,763             4.6
Italy                                              59,517,559             3.7
Netherlands                                        55,683,363             3.5
Taiwan                                             55,107,104             3.4
Spain                                              43,869,398             2.7
China                                              39,775,368             2.5
Brazil                                             33,595,676             2.1
Other*                                            109,907,094             6.9
                                               --------------    ---------------------
Total Investments**                             1,524,863,973            95.2
Cash and receivables, net of liabilities           76,597,821             4.8
                                               --------------    ---------------------
Net Assets                                     $1,601,461,794           100.0%
--------------------------------------------------------------------------------------

* All data are as of September 30, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 2.1% weightings in the following countries: Belgium, Canada, Hong Kong, Hungary, Israel, Singapore, South African, Sweden and Switzerland.
**    Excludes short-term investment.

AllianceBernstein Variable Products Series Fund
Real Estate Investment Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
Real Estate Investment Trusts - 98.9%
Apartments - 20.2%
Archstone-Smith Trust                                      59,400   $  3,233,736
AvalonBay Communities, Inc.                                36,900      4,442,760
Camden Property Trust                                      45,200      3,435,652
Equity Residential                                         93,800      4,744,404
Essex Property Trust, Inc.                                 10,500      1,274,700
Mid-America Apartment Communities, Inc.                    45,100      2,761,022
United Dominion Realty Trust, Inc.                         51,400      1,552,280
                                                                    ------------
                                                                      21,444,554
                                                                    ------------
Diversified & Others - 12.6%
Alexandria Real Estate Equities, Inc.                      27,100      2,541,980
BioMed Realty Trust, Inc.                                  17,600        533,984
Digital Realty Trust, Inc.                                 97,800      3,063,096
Forest City Enterprises, Inc.-Class A                      45,600      2,476,080
Vornado Realty Trust                                       44,200      4,817,800
                                                                    ------------
                                                                      13,432,940
                                                                    ------------
Finance - 0.4%
CBRE Realty Finance, Inc. (a)                              26,300        401,075
Health Care - 3.0%
                                                                    ------------
Ventas, Inc.                                               83,300      3,210,382
                                                                    ------------
Lodging - 11.9%
Equity Inns, Inc.                                          77,900      1,240,168
FelCor Lodging Trust, Inc.                                 98,400      1,972,920
Host Hotels & Resorts, Inc.                               149,940      3,438,124
LaSalle Hotel Properties                                   36,100      1,564,574
Strategic Hotels & Resorts, Inc.                           91,600      1,821,008
Sunstone Hotel Investors, Inc.                             87,000      2,585,640
                                                                    ------------
                                                                      12,622,434
                                                                    ------------
Office - 16.6%
Boston Properties, Inc.                                    47,900      4,949,986
Brookfield Properties Corp.                                46,700      1,649,444
Corporate Office Properties Trust                          75,800      3,392,808
Equity Office Properties Trust                             52,400      2,083,424
Maguire Properties, Inc.                                   65,600      2,672,544
PS Business Parks, Inc.                                     4,200        253,260
SL Green Realty Corp.                                      23,500      2,624,950
                                                                    ------------
                                                                      17,626,416
                                                                    ------------
Regional Malls - 11.0%
General Growth Properties, Inc.                            51,100      2,434,915
Macerich Co.                                                3,400        259,624
Simon Property Group, Inc.                                 78,100      7,077,422
Taubman Centers, Inc.                                      43,300      1,923,386
                                                                    ------------
Starwood Hotels & Resorts Worldwide, Inc.                  19,700      1,126,643
                                                                    ------------

Self Storage - 5.4%
Public Storage, Inc.                                       66,200      5,692,538
                                                                    ------------
Shopping Centers - 9.0%
Developers Diversified Realty Corp.                        33,100      1,845,656
Federal Realty Investment Trust                            24,700      1,835,210
Kimco Realty Corp.                                         93,900      4,025,493
Regency Centers Corp.                                       7,600        522,576
Tanger Factory Outlet Centers                              37,500      1,335,750
                                                                    ------------
                                                                       9,564,685
                                                                    ------------
Warehouse & Industrial - 7.7%
AMB Property Corp.                                         19,400      1,069,134
First Potomac Realty Trust                                 33,700      1,018,414
ProLogis Trust                                            106,100      6,054,066
                                                                    ------------
                                                                       8,141,614
                                                                    ------------
Total Common Stocks
   (cost $62,240,115)                                                104,958,628
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
Short-term Investments - 1.1%
Time Deposit - 1.1%
The Bank of New York
4.25%, 10/02/06
(cost $1,200,000)                                         $1,200       1,200,000
                                                                    ------------
Total Investments - 100.0%
   (cost $63,440,115)                                                106,158,628
Other assets less liabilities - 0.0%                                      32,570
                                                                    ------------
Net Assets - 100.0%                                                 $106,191,198
                                                                    ------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund
Small-Mid Cap Value Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Financial - 24.0%
Major Regional Banks - 4.0%
Central Pacific Financial Corp.                           101,900   $  3,727,502
Trustmark Corp.                                           139,806      4,394,103
UnionBanCal Corp.                                          45,900      2,795,310
Whitney Holding Corp.                                     114,900      4,109,973
                                                                    ------------
                                                                      15,026,888
                                                                    ------------
Miscellaneous Financial - 2.4%
A.G. Edwards, Inc.                                         66,900      3,564,432
Digital Realty Trust, Inc.                                126,700      3,968,244
Strategic Hotels & Resorts, Inc.                           85,500      1,699,740
                                                                    ------------
                                                                       9,232,416
                                                                    ------------
Multi-Line Insurance - 1.5%
StanCorp Financial Group, Inc.                            127,000      5,668,010
                                                                    ------------
Property -  Casualty Insurance - 8.7%
Arch Capital Group Ltd. (a)                               114,200      7,250,558
Aspen Insurance Holdings, Ltd.                            190,800      4,928,364
Old Republic International Corp.                          286,875      6,354,281
PartnerRe, Ltd.                                            17,700      1,195,989
Platinum Underwriters Holdings, Ltd.                      199,000      6,135,170
Radian Group, Inc.                                         83,800      5,028,000
RenaissanceRe Holdings, Ltd.                               33,600      1,868,160
                                                                    ------------
                                                                      32,760,522
                                                                    ------------
Real Estate Investment Trust - 2.4%
FelCor Lodging Trust, Inc.                                261,550      5,244,078
Mid-America Apartment Communities, Inc.                    60,000      3,673,200
                                                                    ------------
                                                                       8,917,278
                                                                    ------------
Savings and Loan - 5.0%
Astoria Financial Corp.                                   175,900      5,421,238
Provident Financial Services, Inc.                        271,000      5,016,210
Sovereign Bancorp, Inc.                                   141,750      3,049,042
Washington Federal, Inc.                                   36,500        819,060
Webster Financial Corp.                                    99,000      4,663,890
                                                                    ------------
                                                                      18,969,440
                                                                    ------------
                                                                      90,574,554
                                                                    ------------
Capital Equipment - 10.9%
Aerospace & Defense - 1.1%
Goodrich Corp.                                            104,275      4,225,223
                                                                    ------------
Auto Trucks - Parts - 2.1%
ArvinMeritor, Inc.                                        263,200      3,747,968
TRW Automotive Holdings Corp. (a)                         174,000      4,188,180
                                                                    ------------
                                                                       7,936,148
                                                                    ------------
Electrical Equipment - 3.4%
Acuity Brands, Inc.                                       117,000      5,311,800
Checkpoint Systems, Inc. (a)                              121,500      2,005,965
Cooper Industries, Ltd.-Class A                            42,200      3,596,284
Genlyte Group, Inc. (a)                                    29,600      2,107,520
                                                                    ------------
                                                                      13,021,569
                                                                    ------------

Machinery - 1.7%
Kennametal, Inc.                                            4,000        226,600
Terex Corp. (a)                                           133,200      6,023,304
                                                                    ------------
                                                                       6,249,904
                                                                    ------------
Miscellaneous Capital Goods - 2.6%
Hanover Compressor Co. (a)                                248,233      4,522,805
SPX Corp.                                                  96,600      5,162,304
                                                                    ------------
                                                                       9,685,109
                                                                    ------------
                                                                      41,117,953
                                                                    ------------
Industrial Resources - 10.5%
Aluminum - 2.2%
CommScope, Inc. (a)                                       178,500      5,865,510
Mueller Industries, Inc.                                   75,000      2,637,750
                                                                    ------------
                                                                       8,503,260
                                                                    ------------
Chemicals - 2.7%
Albemarle Corp.                                            34,500      1,874,385
Ashland, Inc.                                              68,925      4,396,037
Celanese Corp.-Class A                                    100,400      1,797,160
Cytec Industries, Inc.                                     16,200        900,558
Lubrizol Corp.                                             23,300      1,065,509
                                                                    ------------
                                                                      10,033,649
                                                                    ------------
Containers - Metal/Glass/Paper - 0.9%
Owens-Illinois, Inc. (a)                                  226,400      3,491,088
                                                                    ------------
Miscellaneous Industrial Commodities - 0.6%
United Stationers, Inc. (a)                                47,095      2,190,388
                                                                    ------------
Miscellaneous Metals - 2.1%
Commercial Metals Co.                                      73,800      1,500,354
Reliance Steel & Aluminum Co.                              71,400      2,294,796
Silgan Holdings, Inc.                                     106,480      3,999,389
                                                                    ------------
                                                                       7,794,539
                                                                    ------------
Steel - 2.0%
Chaparral Steel Co. (a)                                    60,600      2,064,036
Quanex Corp.                                               55,100      1,672,285
Steel Dynamics, Inc.                                       77,000      3,884,650
                                                                    ------------
                                                                       7,620,971
                                                                    ------------
                                                                      39,633,895
                                                                    ------------
Consumer Cyclicals - 8.5%
Home Furnishings - 0.9%
Furniture Brands International, Inc.                      186,000      3,541,440
                                                                    ------------
Household - Appliances/Durables - 0.7%
Briggs & Stratton Corp.                                   101,400      2,793,570
                                                                    ------------
Retailers - 5.5%
AutoNation, Inc. (a)                                      151,149      3,159,014
Big Lots, Inc. (a)                                        178,300      3,532,123
Charming Shoppes, Inc. (a)                                105,500      1,506,540
Office Depot, Inc. (a)                                     94,366      3,746,330
Payless Shoesource, Inc. (a)                              149,600      3,725,040
Saks, Inc.                                                282,800      4,886,784
                                                                    ------------
                                                                      20,555,831
                                                                    ------------
Textiles/Shoes - Apparel Manufacturing - 1.4%
Liz Claiborne, Inc.                                        50,600      1,999,206
VF Corp.                                                   44,500      3,246,275
                                                                    ------------
                                                                       5,245,481
                                                                    ------------
                                                                      32,136,322
                                                                    ------------
Technology - 8.0%
Communication - Equipment Manufacturers - 1.1%
ADC Telecommunications, Inc. (a)                           74,757      1,121,355
Andrew Corp. (a)                                          307,900      2,841,917
                                                                    ------------
                                                                       3,963,272
                                                                    ------------

Computer Services/Software - 1.8%
CSG Systems International, Inc. (a)                       191,400      5,058,702
Intergraph Corp. (a)                                       40,003      1,715,329
                                                                    ------------
                                                                       6,774,031
                                                                    ------------
Computer/Instrumentation - 1.4%
Celestica, Inc. (a)                                       306,300      3,289,662
Sanmina-SCI Corp. (a)                                     411,679      1,539,679
Solectron Corp. (a)                                       107,400        350,124
                                                                    ------------
                                                                       5,179,465
                                                                    ------------
Miscellaneous Industrial Transportation - 1.1%
Arrow Electronics, Inc. (a)                                81,200      2,227,316
Tech Data Corp. (a)                                        57,500      2,100,475
                                                                    ------------
                                                                       4,327,791
                                                                    ------------
Semiconductors - 2.6%
AVX Corp.                                                  63,400      1,121,546
Vishay Intertechnology, Inc. (a)                          321,000      4,506,840
Zoran Corp. (a)                                           260,900      4,195,272
                                                                    ------------
                                                                       9,823,658
                                                                    ------------
                                                                      30,068,217
                                                                    ------------
Consumer Staples - 7.9%
Beverages  - Soft, Lite & Hard - 1.3%
Molson Coors Brewing Co.-Class B                           68,600      4,726,540
                                                                    ------------
Foods - 3.2%
Corn Products International, Inc.                          66,000      2,147,640
Performance Food Group Co. (a)                            184,400      5,179,796
Universal Corp.                                           134,000      4,895,020
                                                                    ------------
                                                                      12,222,456
                                                                    ------------
Restaurants - 2.5%
Jack in the Box, Inc. (a)                                  85,200      4,445,736
Papa John's International, Inc. (a)                       137,654      4,970,686
                                                                    ------------
                                                                       9,416,422
                                                                    ------------
Retail Stores - Drugs - 0.9%
Longs Drug Stores Corp.                                    72,575      3,339,176
                                                                    ------------
                                                                      29,704,594
                                                                    ------------
Services - 7.8%
Air Transport - 2.6%
Alaska Air Group, Inc. (a)                                111,700      4,249,068
Continental Airlines, Inc.-Class B (a)                    185,000      5,237,350
                                                                    ------------
                                                                       9,486,418
                                                                    ------------
Miscellaneous Industrial Transportation - 1.5%
GATX Corp.                                                138,200      5,717,334
                                                                    ------------
Railroads - 1.2%
Laidlaw International, Inc.                               167,600      4,580,508
                                                                    ------------
Truckers - 2.5%
Con-way, Inc.                                             105,925      4,747,559
Ryder System, Inc.                                         91,000      4,702,880
                                                                    ------------
                                                                       9,450,439
                                                                    ------------
                                                                      29,234,699
                                                                    ------------
Consumer Growth - 6.9%
Drugs - 0.9%
Endo Pharmaceuticals Holdings, Inc. (a)                    61,375      1,997,756
King Pharmaceuticals, Inc. (a)                             83,375      1,419,876
                                                                    ------------
                                                                       3,417,632
                                                                    ------------
Entertainment - 1.6%
Vail Resorts, Inc. (a)                                    143,900      5,758,878
                                                                    ------------
Hospital Management - 1.1%
Universal Health Services, Inc.-Class B                    70,900      4,249,037
                                                                    ------------
Other Medical - 1.3%
PerkinElmer, Inc.                                         262,300      4,965,339
                                                                    ------------
Photography - 1.5%
IKON Office Solutions, Inc.                               414,000      5,564,160
                                                                    ------------
Publishing - 0.5%
Reader's Digest Association, Inc.                         151,000      1,956,960
                                                                    ------------
                                                                      25,912,006
                                                                    ------------

Utilities - 6.2%
Electric Companies - 6.2%
Allegheny Energy, Inc. (a)                                169,100      6,792,747
Constellation Energy Group, Inc.                           41,000      2,427,200
Northeast Utilities                                       171,200      3,983,824
Puget Energy, Inc.                                        231,800      5,268,814
Wisconsin Energy Corp.                                    114,400      4,935,216
                                                                    ------------
                                                                      23,407,801
                                                                    ------------
Non-Financial - 2.0%
Building Materials - Cement - 0.4%
Texas Industries, Inc.                                     26,600      1,384,796
                                                                    ------------
Miscellaneous Building - 1.6%
Harsco Corp.                                               35,500      2,756,575
Quanta Services, Inc. (a)                                 203,700      3,434,382
                                                                    ------------
                                                                       6,190,957
                                                                    ------------
                                                                       7,575,753
                                                                    ------------
Energy - 1.9%
Offshore Drilling - 0.5%
Rowan Cos., Inc.                                           52,900      1,673,227
                                                                    ------------
Oil Well Equipment & Services - 0.4%
Todco-Class A (a)                                          42,100      1,456,660
                                                                    ------------
Oils -  Integrated Domestic - 0.5%
Hess Corp.                                                 49,200      2,037,864
                                                                    ------------
Oils - Integrated International - 0.5%
Plains Exploration & Production Co. (a)                    43,500      1,866,585
                                                                    ------------
                                                                       7,034,336
                                                                    ------------
Total Common Stocks
   (cost $311,830,913)                                               356,400,130
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 3.3%
Time Deposit - 3.3%
The Bank of New York
4.25%, 10/02/06
(cost $12,390,000)                                       $12,390      12,390,000
                                                                    ------------
Total Investments - 97.9%
   (cost $324,220,913)                                               368,790,130
Other assets less liabilities - 2.1%                                   7,933,188
                                                                    ------------
Net Assets - 100.0%                                                 $376,723,318
                                                                    ------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund
Utility Income Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 89.5%
Utilities - 80.3%
Electric & Gas Utility - 63.0%
The AES Corp. (a)                                          60,600   $ 1,235,634
AES Tiete SA                                           46,593,600     1,208,395
AGL Resources, Inc.                                        32,800     1,197,200
Allegheny Energy, Inc. (a)                                 50,600     2,032,602
Ameren Corp.                                               15,100       797,129
American Electric Power Co., Inc.                          15,583       566,754
Centerpoint Energy, Inc.                                   92,300     1,321,736
CLP Holdings Ltd.                                         119,000       720,536
Consolidated Edison, Inc.                                  27,100     1,252,020
CPFL Energia, SA (ADR)                                     17,600       676,368
Dominion Resources, Inc.                                   13,800     1,055,562
DPL, Inc.                                                  27,000       732,240
DTE Energy Co.                                              3,200       132,832
Duke Energy Corp.                                          83,448     2,520,130
Edison International                                       31,400     1,307,496
Enel SpA (ADR)                                             11,050       504,212
Entergy Corp.                                              23,400     1,830,582
Equitable Resources, Inc.                                  39,300     1,374,714
Exelon Corp.                                               38,000     2,300,520
FirstEnergy Corp.                                          37,500     2,094,750
Fortum Oyj                                                 28,000       746,259
FPL Group, Inc.                                            36,600     1,647,000
Hong Kong & China Gas Co.                                 425,000       995,802
ITC Holdings Corp.                                         21,300       664,560
KeySpan Corp.                                              16,000       658,240
National Grid PLC (ADR)                                    11,940       748,519
New Jersey Resources Corp.                                 19,400       956,420
NSTAR                                                      49,100     1,637,976
PG&E Corp.                                                 37,700     1,570,205
Piedmont Natural Gas Co.                                   10,200       258,162
PPL Corp.                                                  63,900     2,102,310
Questar Corp.                                              11,100       907,647
Scottish & Southern Energy PLC                             54,954     1,353,604
Sempra Energy                                              32,874     1,651,918
The Southern Co.                                           27,200       937,312
Tractebel Energia SA                                       78,100       632,185
TXU Corp.                                                  22,368     1,398,447
Xcel Energy, Inc.                                          83,600     1,726,340
                                                                    -----------
                                                                     45,454,318
                                                                    -----------

Miscellaneous - 2.7%
Aqua America, Inc.                                         43,000       943,420
E.ON AG (ADR)                                              24,421       968,781
                                                                    -----------
                                                                      1,912,201
                                                                    -----------
Pipelines - 8.4%
Enbridge, Inc.                                             19,100       616,548
Kinder Morgan, Inc.                                        11,970     1,255,054
Oneok, Inc.                                                57,300     2,165,367
Southern Union Co.                                         20,860       550,913
Williams Cos, Inc.                                         62,500     1,491,875
                                                                    -----------
                                                                      6,079,757
                                                                    -----------
Telephone Utility - 6.2%
AT&T, Inc.                                                 58,700     1,911,272
BellSouth Corp.                                            35,900     1,534,725
Chunghwa Telecom Co. Ltd. (ADR)                            34,100       590,271
Citizens Communications Co.                                 4,500        63,180
Verizon Communications, Inc.                               10,700       397,291
                                                                    -----------
                                                                      4,496,739
                                                                    -----------
                                                                     57,943,015
                                                                    -----------
Consumer Services - 5.1%
Broadcasting & Cable - 1.2%
Grupo Televisa, SA (ADR)                                   40,000       850,400
                                                                    -----------
Cellular Communications - 3.9%
America Movil SA de CV Series L (ADR)                      49,960     1,966,925
Orascom Telecom Holding SAE (GDR) (b)                      15,600       861,588
                                                                    -----------
                                                                      2,828,513
                                                                    -----------
                                                                      3,678,913
                                                                    -----------
Energy - 2.2%
Miscellaneous - 1.0%
Peabody Energy Corp.                                       18,700       687,786
                                                                    -----------
Oil Service - 1.2%
BJ Services Co.                                             9,400       283,222
GlobalSantaFe Corp.                                        12,000       599,880
                                                                    -----------
                                                                        883,102
                                                                    -----------
                                                                      1,570,888
                                                                    -----------
Basic Industry - 1.0%
Mining & Metals - 1.0%
China Shenhua Energy Co. Ltd.-Class H                     439,500       706,995
                                                                    -----------
Technology - 0.9%
Communication Equipment - 0.9%
QUALCOMM, Inc.                                             19,300       701,555
                                                                    -----------
Total Common Stocks (cost $48,907,897)                               64,601,366
                                                                    -----------
CONVERTIBLE - PREFERRED STOCKS - 4.7%
Entergy Corp.
7.625%                                                     21,400     1,164,588
Great Plains Energy, Inc.
8.00%                                                      28,000       697,760
PNM Resources, Inc.
6.75%                                                      30,400     1,521,216
                                                                    -----------
Total Convertible - Preferred Stocks
   (cost $3,308,584)                                                  3,383,564
                                                                    -----------
INVESTMENT COMPANIES - 1.2%
Mutual Funds - 1.2%
Tortoise Energy Capital Corp.
   (cost $825,165)                                         37,100       890,400
                                                                    -----------

NON-CONVERTIBLE - PREFERRED STOCKS - 1.2%
Georgia Power Co.
6.00%
(cost $861,200)                                            34,000       865,980
                                                                    -----------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 3.7%
Time Deposit - 3.7%
The Bank of New York
4.25%, 10/02/06
(cost $2,681,000)                                         $2,681      2,681,000
                                                                    -----------
Total Investments - 100.3%
   (cost $56,583,846)                                                72,422,310
Other assets less liabilities - (0.3)%                                 (251,355)
                                                                    -----------
Net Assets - 100.0%                                                 $72,170,955
                                                                    -----------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of this security amounted to $861,588 or 1.2% of net assets.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR - American Depositary Receipt
GDR - Global Depositary Reciept

AllianceBernstein Variable Products Series Fund
Value Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.3%
Financial - 34.3%
Banks - NYC - 7.8%
The Bank of New York Co., Inc                              47,800    $ 1,685,428
Citigroup, Inc.                                           225,600     11,205,552
JPMorgan Chase & Co.                                      167,300      7,856,408
                                                                     -----------
                                                                      20,747,388
                                                                     -----------
Finance - Personal Loans - 0.4%
Countrywide Financial Corp.                                29,700      1,040,688
                                                                     -----------
Life Insurance - 2.5%
Genworth Financial, Inc.-Class A                           53,000      1,855,530
Metlife, Inc.                                              39,200      2,221,856
Prudential Financial, Inc.                                 13,000        991,250
Torchmark Corp.                                            12,700        801,497
UnumProvident Corp.                                        44,100        855,099
                                                                     -----------
                                                                       6,725,232
                                                                     -----------
Major Regional Banks - 9.5%
Bank of America Corp.                                     178,100      9,540,817
BB&T Corp.                                                 13,500        591,030
Comerica, Inc.                                             21,600      1,229,472
Huntington Bancshares, Inc.                                54,600      1,306,578
Keycorp                                                    27,950      1,046,448
Mellon Financial Corp.                                     31,300      1,223,830
National City Corp.                                        57,900      2,119,140
PNC Financial Services Group, Inc.                         14,700      1,064,868
Regions Financial Corp.                                    11,500        423,085
SunTrust Banks, Inc.                                       17,600      1,360,128
US Bancorp                                                 38,600      1,282,292
Wachovia Corp.                                             46,100      2,572,380
Wells Fargo & Co.                                          48,000      1,736,640
                                                                     -----------
                                                                      25,496,708
                                                                     -----------
Miscellaneous Financial - 3.9%
Goldman Sachs Group, Inc.                                   3,600        609,012
Janus Capital Group, Inc.                                  53,000      1,045,160
Lehman Brothers Holdings, Inc.                             14,400      1,063,584
MBIA, Inc.                                                 19,800      1,216,512
Merrill Lynch & Co., Inc.                                  49,000      3,832,780
MGIC Investment Corp.                                      11,900        713,643
Morgan Stanley                                             20,400      1,487,364
Waddell & Reed Financial, Inc.-Class A                     20,600        509,850
                                                                     -----------
                                                                      10,477,905
                                                                     -----------
Multi-Line Insurance - 3.1%
American International Group, Inc.                         96,600      6,400,716
Hartford Financial Services Group, Inc.                    22,900      1,986,575
                                                                     -----------
                                                                       8,387,291
                                                                     -----------
Property -  Casualty Insurance - 3.4%
ACE, Ltd.                                                   9,900        541,827
Allstate Corp.                                              7,500        470,475
Chubb Corp.                                                36,000      1,870,560
Old Republic International Corp.                           70,300      1,557,145
PartnerRe, Ltd.                                             4,300        290,551
RenaissanceRe Holdings, Ltd.                               16,300        906,280
The St Paul Travelers Cos, Inc.                            51,133      2,397,626
XL Capital Ltd.-Class A                                    14,900      1,023,630
                                                                     -----------

                                                                       9,058,094
                                                                     -----------
Savings and Loan - 3.7%
Astoria Financial Corp.                                    21,750        670,335
Federal Home Loan Mortgage Corp.                           41,900      2,779,227
Federal National Mortgage Association                      63,500      3,550,285
Washington Mutual, Inc.                                    69,200      3,008,124
                                                                     -----------
                                                                      10,007,971
                                                                     -----------
                                                                      91,941,277
                                                                     -----------
Energy - 11.7%
Gas Pipelines - 0.1%
El Paso Corp.                                              23,000        313,720
                                                                     -----------
Offshore Drilling - 1.0%
ENSCO International, Inc.                                   2,100         92,043
GlobalSantaFe Corp.                                        22,100      1,104,779
Noble Corp.                                                14,000        898,520
Rowan Cos., Inc.                                           19,200        607,296
                                                                     -----------
                                                                       2,702,638
                                                                     -----------
Oils -  Integrated Domestic - 3.1%
ConocoPhillips                                             45,800      2,726,474
Marathon Oil Corp.                                         27,100      2,083,990
Occidental Petroleum Corp.                                 44,200      2,126,462
Total SA (ADR)                                             18,700      1,233,078
                                                                     -----------
                                                                       8,170,004
                                                                     -----------
Oils - Integrated International - 7.5%
BP PLC (ADR)                                               19,900      1,305,042
Chevron Corp.                                              76,300      4,948,818
Exxon Mobil Corp.                                         206,600     13,862,860
                                                                     -----------
                                                                      20,116,720
                                                                     -----------
                                                                      31,303,082
                                                                     -----------
Consumer Staples - 11.4%
Beverages  - Soft, Lite & Hard - 1.1%
The Coca-Cola Co.                                          47,000      2,099,960
Molson Coors Brewing Co.-Class B                            7,500        516,750
PepsiCo, Inc.                                               7,400        482,924
                                                                     -----------
                                                                       3,099,634
                                                                     -----------
Foods - 2.4%
Bunge Ltd.                                                  9,100        527,345
ConAgra Foods, Inc.                                        53,000      1,297,440
General Mills, Inc.                                        26,200      1,482,920
Kellogg Co.                                                27,800      1,376,656
Kraft Foods, Inc.-Class A                                  13,800        492,108
Sara Lee Corp.                                             82,700      1,328,989
                                                                     -----------
                                                                       6,505,458
                                                                     -----------
Restaurants - 1.2%
McDonald's Corp.                                           80,100      3,133,512
                                                                     -----------
Retail Stores - Food - 1.1%
Kroger Co.                                                 59,500      1,376,830
Safeway, Inc.                                              48,800      1,481,080
                                                                     -----------
                                                                       2,857,910
                                                                     -----------
Soaps - 3.2%
Clorox Co.                                                 15,000        945,000
Colgate-Palmolive Co.                                      24,500      1,521,450
Procter & Gamble Co.                                       97,200      6,024,456
                                                                     -----------
                                                                       8,490,906
                                                                     -----------
Sugar Refiners - 0.3%
Archer-Daniels-Midland Co.                                 19,805        750,213
                                                                     -----------
Tobacco - 2.1%
Altria Group, Inc.                                         60,650      4,642,758
UST, Inc.                                                  20,100      1,102,083
                                                                     -----------
                                                                       5,744,841
                                                                     -----------
                                                                      30,582,474
                                                                     -----------
Consumer Growth - 9.4%
Advertising - 0.3%

Interpublic Group of Cos., Inc. (a)                        76,900        761,310
                                                                     -----------
Drugs - 4.7%
Eli Lilly & Co.                                            20,000      1,140,000
Merck & Co. Inc.                                           80,200      3,360,380
Pfizer, Inc.                                              292,200      8,286,792
                                                                     -----------
                                                                      12,787,172
                                                                     -----------
Entertainment - 2.7%
CBS Corp.-Class B                                          72,875      2,052,889
Time Warner, Inc.                                         172,600      3,146,498
Viacom, Inc.-Class B (a)                                   30,175      1,121,906
Walt Disney Co.                                            27,500        850,025
                                                                     -----------
                                                                       7,171,318
                                                                     -----------
Other Medical - 0.3%
AmerisourceBergen Corp.-Class A                            16,600        750,320
                                                                     -----------
Publishing - Newspapers - 0.4%
Gannett Co. Inc.                                           18,500      1,051,355
                                                                     -----------
Radio - TV Broadcasting - 1.0%
Comcast Corp.-Class A (a)                                  73,134      2,694,988
                                                                     -----------
                                                                      25,216,463
                                                                     -----------
Utilities - 9.0%
Electric Companies - 2.0%
Dominion Resources, Inc.                                   25,200      1,927,548
Entergy Corp.                                              18,900      1,478,547
Northeast Utilities                                        30,700        714,389
Pinnacle West Capital Corp.                                26,600      1,198,330
Wisconsin Energy Corp.                                      3,000        129,420
                                                                     -----------
                                                                       5,448,234
                                                                     -----------
Telephone - 7.0%
American Tower Corp.-Class A (a)                           11,000        401,500
AT&T, Inc.                                                183,700      5,981,272
BellSouth Corp.                                            63,000      2,693,250
Crown Castle International Corp. (a)                       37,370      1,316,919
Embarq Corp.-Class W (a)                                    4,950        239,431
Sprint Corp. (a)                                          146,500      2,512,475
Verizon Communications, Inc.                              149,400      5,547,222
                                                                     -----------
                                                                      18,692,069
                                                                     -----------
                                                                      24,140,303
                                                                     -----------
Capital Equipment - 6.5%
Aerospace & Defense - 0.5%
Boeing Co.                                                 16,300      1,285,255
                                                                     -----------
Auto Trucks - Parts - 0.6%
Eaton Corp.                                                24,800      1,707,480
                                                                     -----------
Defense - 1.1%
Lockheed Martin Corp.                                      14,300      1,230,658
Northrop Grumman Corp.                                     25,000      1,701,750
                                                                     -----------
                                                                       2,932,408
                                                                     -----------
Electrical Equipment - 3.6%
Cooper Industries, Ltd.-Class A                             7,000        596,540
General Electric Co.                                      253,900      8,962,670
                                                                     -----------
                                                                       9,559,210
                                                                     -----------
Miscellaneous Capital Goods - 0.7%
SPX Corp.                                                  18,900      1,010,016
Textron, Inc.                                              11,100        971,250
                                                                     -----------
                                                                       1,981,266
                                                                     -----------
                                                                      17,465,619
                                                                     -----------
Technology - 4.9%
Communication - Equipment Manufacturers - 1.0%
ADC Telecommunications, Inc. (a)                           27,514        412,710
Cisco Systems, Inc. (a)                                    32,100        738,300
Nokia OYJ (ADR)                                            63,700      1,254,253
Tellabs, Inc. (a)                                          36,100        395,656
                                                                     -----------
                                                                       2,800,919
                                                                     -----------
Computer Services/Software - 1.3%

Ceridian Corp. (a)                                         35,000        782,600
Electronic Data Systems Corp.                              54,400      1,333,888
Microsoft Corp.                                            49,800      1,361,034
                                                                     -----------
                                                                       3,477,522
                                                                     -----------
Computer/Instrumentation - 0.8%
Celestica, Inc. (a)                                         6,300         67,662
Flextronics International Ltd. (a)                         57,900        731,856
Sanmina-SCI Corp. (a)                                     111,000        415,140
Solectron Corp. (a)                                       247,210        805,905
                                                                     -----------
                                                                       2,020,563
                                                                     -----------

Computers - 1.3%
Hewlett-Packard Co.                                        52,800      1,937,232

International Business Machines Corp.                      19,200      1,573,248
                                                                     -----------
                                                                       3,510,480
                                                                     -----------
Miscellaneous Industrial Technology - 0.3%
Arrow Electronics, Inc. (a)                                11,600        318,188
Tech Data Corp. (a)                                        10,650        389,045
                                                                     -----------
                                                                         707,233
                                                                     -----------
Semiconductors - 0.2%
Agere Systems, Inc.-Class A (a)                            42,210        630,195
                                                                     -----------
                                                                      13,146,912
                                                                     -----------
Consumer Cyclicals - 4.7%
Autos & Auto Parts OEMS - 2.0%
Autoliv, Inc.                                              22,800      1,256,508
BorgWarner, Inc.                                           16,200        926,154
DaimlerChrysler AG                                         23,400      1,169,064
Magna International, Inc.-Class A                          14,500      1,058,935
Toyota Motor Corp. (ADR)                                   10,000      1,089,000
                                                                     -----------
                                                                       5,499,661
                                                                     -----------
Miscellaneous Consumer Cyclicals - 0.3%
Newell Rubbermaid, Inc.                                    27,800        787,296
                                                                     -----------
Retailers - 1.6%
Limited Brands Inc.                                        39,500      1,046,355
Office Depot, Inc. (a)                                     43,000      1,707,100
Saks, Inc.                                                 42,300        730,944
Target Corp.                                               14,100        779,025
                                                                     -----------
                                                                       4,263,424
                                                                     -----------
Textiles/Shoes - Apparel Manufacturing - 0.5%
Jones Apparel Group, Inc.                                  20,600        668,264
VF Corp.                                                    7,900        576,305
                                                                     -----------
                                                                       1,244,569
                                                                     -----------
Toys - 0.3%
Mattel, Inc.                                               49,200        969,240
                                                                     -----------
                                                                      12,764,190
                                                                     -----------
Industrial Resources - 3.4%
Chemicals - 1.7%
Avery Dennison Corp.                                       20,800      1,251,536
EI Du Pont de Nemours & Co.                                21,100        903,924
Hercules, Inc. (a)                                         10,300        162,431
Lubrizol Corp.                                             21,600        987,768
PPG Industries, Inc.                                       18,600      1,247,688
                                                                     -----------
                                                                       4,553,347
                                                                     -----------
Containers - Metal/Glass/Paper - 0.8%
Crown Holdings, Inc. (a)(b)                                30,800        572,880
Owens-Illinois, Inc. (a)                                   34,900        538,158
Sonoco Products Co.                                        28,700        965,468
                                                                     -----------
                                                                       2,076,506
                                                                     -----------
Paper - 0.9%
Kimberly-Clark Corp.                                       29,000      1,895,440
Smurfit-Stone Container Corp. (a)                          51,900        581,280
                                                                     -----------
                                                                       2,476,720
                                                                     -----------

                                                                       9,106,573
                                                                     -----------
Services - 1.0%
Railroads - 1.0%
CSX Corp.                                                  49,000      1,608,670
Norfolk Southern Corp.                                     27,050      1,191,553
                                                                     -----------
                                                                       2,800,223
                                                                     -----------
Total Common Stocks
   (cost $212,412,884)                                               258,467,116
                                                                     -----------

                                                       Principal
                                                        Amount
                                                         (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 3.9%
Time Deposit - 3.9%
The Bank of New York
4.25%, 10/02/06
   (cost $10,350,000)                                   $10,350      10,350,000
                                                                   ------------
Total Investments - 100.2%
   (cost $222,762,884)                                              268,817,116
Other assets less liabilities - (0.2)%                                 (561,016)
                                                                   ------------
Net Assets - 100.0%                                                $268,256,100
                                                                   ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $572,880 or 0.2% of net assets.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Variable Products Series Fund
Growth and Income Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                               Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
Finance - 27.4%
Banking - Money Center - 5.9%
The Bank of New York Co., Inc                          704,200   $   24,830,092
JPMorgan Chase & Co.                                 2,108,000       98,991,680
Wachovia Corp.                                         368,500       20,562,300
                                                                 --------------
                                                                    144,384,072
                                                                 --------------
Banking - Regional - 5.3%
Bank of America Corp.                                1,817,000       97,336,690
Northern Trust Corp.                                   565,000       33,012,950
                                                                 --------------
                                                                    130,349,640
                                                                 --------------
Brokerage & Money Management - 1.5%
Goldman Sachs Group, Inc.                               85,000       14,379,450
Merrill Lynch & Co., Inc.                              281,500       22,018,930
                                                                 --------------
                                                                     36,398,380
                                                                 --------------
Insurance - 9.3%
ACE, Ltd.                                              545,200       29,838,796
Allstate Corp.                                         416,900       26,152,137
American International Group, Inc.                   1,500,000       99,390,000
Axis Capital Holdings Ltd.                           1,355,700       47,029,233
Hartford Financial Services Group, Inc.                225,400       19,553,450
The Progressive Corp.                                  237,200        5,820,888
                                                                 --------------
                                                                    227,784,504
                                                                 --------------
Miscellaneous - 3.8%
American Express Co.                                    38,900        2,181,512
Citigroup, Inc.                                      1,839,700       91,377,899
                                                                 --------------
                                                                     93,559,411
                                                                 --------------
Mortgage Banking - 1.6%
Federal National Mortgage Association                  677,200       37,862,252
                                                                 --------------
                                                                    670,338,259
                                                                 --------------
Technology - 13.6%
Communication Equipment - 4.3%
Cisco Systems, Inc. (a)                              1,869,000       42,987,000
Motorola, Inc.                                       1,238,600       30,965,000
QUALCOMM, Inc.                                         870,200       31,631,770
                                                                 --------------
                                                                    105,583,770
                                                                 --------------
Computer Hardware/Storage - 3.5%
International Business Machines Corp.                  349,300       28,621,642
Sun Microsystems, Inc. (a)                          11,459,600       56,954,212
                                                                 --------------
                                                                     85,575,854
                                                                 --------------
Computer Services - 0.4%
Fiserv, Inc. (a)                                       221,700       10,439,853
                                                                 --------------

Internet Media - 0.8%
Yahoo! Inc. (a)                                        741,700       18,750,176
                                                                 --------------
Semiconductor Capital Equipment - 1.2%
Applied Materials, Inc.                              1,706,900       30,263,337
                                                                 --------------
Semiconductor Components - 0.8%
Nvidia Corp. (a)                                       639,200       18,913,928
                                                                 --------------
Software - 2.6%
Microsoft Corp.                                      2,358,400       64,455,072
                                                                 --------------
                                                                    333,981,990
                                                                 --------------
Consumer Services - 13.4%
Advertising - 0.4%
Omnicom Group, Inc.                                    114,100       10,679,760
                                                                 --------------
Broadcasting & Cable - 8.4%
Comcast Corp.-Class A (a)                              250,000        9,212,500
News Corp.-Class A                                   3,643,900       71,602,635
Time Warner, Inc.                                    5,647,300      102,950,279
Viacom, Inc.-Class B (a)                               495,401       18,419,009
Westwood One, Inc.                                     423,400        2,997,672
                                                                 --------------
                                                                    205,182,095
                                                                 --------------
Restaurants & Lodging - 1.9%
Hilton Hotels Corp.                                    831,600       23,160,060
McDonald's Corp.                                       568,800       22,251,456
                                                                 --------------
                                                                     45,411,516
                                                                 --------------
Retail - General Merchandise - 2.7%
Home Depot, Inc.                                     1,857,300       67,364,271
                                                                 --------------
                                                                    328,637,642
                                                                 --------------
Consumer Staples - 9.7%
Household Products - 3.2%
Procter & Gamble Co.                                 1,255,500       77,815,890
                                                                 --------------
Miscellaneous - 1.7%
Fortune Brands, Inc.                                   538,500       40,446,735
                                                                 --------------
Retail - Food & Drug - 0.2%
CVS Corp.                                              158,400        5,087,808
                                                                 --------------
Tobacco - 4.6%
Altria Group, Inc.                                     753,900       57,711,045
Loews Corp.                                            625,800       23,717,820
Loews Corp. - Carolina Group                           575,000       31,849,250
                                                                 --------------
                                                                    113,278,115
                                                                 --------------
                                                                    236,628,548
                                                                 --------------
Health Care - 9.1%
Drugs - 5.3%
Eli Lilly & Co.                                        622,000       35,454,000
Forest Laboratories, Inc. (a)                          122,000        6,174,420
Merck & Co. Inc.                                       582,800       24,419,320
Pfizer, Inc.                                           712,100       20,195,156
Wyeth                                                  835,800       42,492,072
                                                                 --------------
                                                                    128,734,968
                                                                 --------------
Medical Services - 3.8%
Caremark Rx, Inc.                                      193,700       10,976,979
WellPoint, Inc. (a)                                  1,071,400       82,551,370
                                                                 --------------
                                                                     93,528,349
                                                                 --------------
                                                                    222,263,317
                                                                 --------------
Energy - 7.6%
Domestic Producers - 1.4%
Noble Energy, Inc.                                     776,700       35,409,753
                                                                 --------------
International - 4.7%
Chevron Corp.                                          719,100       46,640,826
Exxon Mobil Corp.                                    1,040,400       69,810,840
                                                                 --------------
                                                                    116,451,666
                                                                 --------------

Miscellaneous - 0.3%
ConocoPhillips                                         106,600        6,345,898
                                                                 --------------
Oil Service - 1.2%
Baker Hughes, Inc.                                      87,700        5,981,140
Nabors Industries Ltd. (a)                             773,700       23,017,575
                                                                 --------------
                                                                     28,998,715
                                                                 --------------
                                                                    187,206,032
                                                                 --------------
Capital Goods - 7.2%
Electrical Equipment - 2.7%
Emerson Electric Co.                                   799,000       67,004,140
                                                                 --------------
Machinery - 0.6%
ITT Corp.                                              269,900       13,837,773
                                                                 --------------
Miscellaneous - 3.9%
General Electric Co.                                 1,477,700       52,162,810
Illinois Tool Works, Inc.                              489,000       21,956,100
United Technologies Corp.                              329,700       20,886,495
                                                                 --------------
                                                                     95,005,405
                                                                 --------------
                                                                    175,847,318
                                                                 --------------
Utilities - 5.1%
Electric & Gas Utility - 0.6%
FirstEnergy Corp.                                      255,700       14,283,402
                                                                 --------------
Telephone Utility - 4.5%
AT&T, Inc.                                           2,112,100       68,769,976
Citizens Communications Co.                             66,700          936,468
Verizon Communications, Inc.                         1,116,700       41,463,071
                                                                 --------------
                                                                    111,169,515
                                                                 --------------
                                                                    125,452,917
                                                                 --------------
Basic Industry - 2.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.                         661,600       43,910,392
EI Du Pont de Nemours & Co.                            100,000        4,284,000
                                                                 --------------
                                                                     48,194,392
                                                                 --------------
Transportation - 1.8%
Air Freight - 1.1%
United Parcel Service, Inc.-Class B                    374,800       26,963,112
                                                                 --------------
Railroad - 0.7%
Union Pacific Corp.                                    202,900       17,855,200
                                                                 --------------
                                                                     44,818,312
                                                                 --------------
Multi Industry Companies - 0.8%
Multi Industry Companies - 0.8%
Honeywell International, Inc.                          511,000       20,899,900
                                                                 --------------
Total Common Stocks
   (cost $2,013,679,792)                                          2,394,268,627
                                                                 --------------
                                                     Principal
                                                      Amount
                                                       (000)
                                                     ---------
SHORT-TERM INVESTMENTS - 2.4%
Time Deposit - 2.4%
The Bank of New York
4.25%, 10/02/06
(cost $59,240,000)                                    $59,240        59,240,000
                                                                 --------------
Total Investments - 100.1%
   (cost $2,072,919,792)                                          2,453,508,627
Other assets less liabilities - (0.1)%                               (3,540,749)
                                                                 --------------
Net Assets - 100.0%                                              $2,449,967,878
                                                                 --------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund
Growth Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

                          Company                         Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Technology - 30.8%
Communication Equipment - 5.7%
Motorola, Inc.                                           177,780   $  4,444,500
QUALCOMM, Inc.                                           231,650      8,420,478
                                                                   ------------
                                                                     12,864,978
                                                                   ------------
Computer Hardware/Storage - 5.8%
Apple Computer, Inc. (a)                                 143,370     11,043,791
Sun Microsystems, Inc. (a)                               433,190      2,152,954
                                                                   ------------
                                                                     13,196,745
                                                                   ------------
Computer Peripherals - 1.0%
Network Appliance, Inc. (a)                               62,780      2,323,488
                                                                   ------------
Computer Services - 0.9%
Cognizant Technology Solutions
   Corp.-Class A (a)                                      20,000      1,481,200
Euronet Worldwide, Inc. (a)                               19,290        473,569
                                                                   ------------
                                                                      1,954,769
                                                                   ------------
Internet Media - 6.0%
Google, Inc.-Class A (a)                                  26,560     10,674,464
Yahoo! Inc. (a)                                          114,940      2,905,683
                                                                   ------------
                                                                     13,580,147
                                                                   ------------
Miscellaneous - 2.7%
Amphenol Corp.-Class A                                   100,130      6,201,051
                                                                   ------------
Semiconductor Components - 7.3%
Advanced Micro Devices, Inc. (a)                         277,610      6,898,609
Broadcom Corp.-Class A (a)                               169,050      5,128,977
Marvell Technology Group Ltd. (a)                         92,760      1,796,761
Nvidia Corp. (a)                                          95,000      2,811,050
                                                                   ------------
                                                                     16,635,397
                                                                   ------------
Software - 1.4%
Autodesk, Inc. (a)                                        34,400      1,196,432
SAP AG (ADR)                                              42,400      2,098,800
                                                                   ------------
                                                                      3,295,232
                                                                   ------------
                                                                     70,051,807
                                                                   ------------
Finance - 20.8%
Banking - Money Center - 2.3%
JPMorgan Chase & Co.                                     111,820      5,251,067
                                                                   ------------
Brokerage & Money Management - 12.7%
The Charles Schwab Corp.                                 146,800      2,627,720
Goldman Sachs Group, Inc.                                 57,920      9,798,326
Greenhill & Co., Inc.                                     39,230      2,629,195
Legg Mason, Inc.                                         105,300     10,620,558
Merrill Lynch & Co., Inc.                                 39,030      3,052,927
                                                                   ------------
                                                                     28,728,726
                                                                   ------------
Insurance - 2.9%
American International Group, Inc.                       100,800      6,679,008
                                                                   ------------
Miscellaneous - 2.9%
Citigroup, Inc.                                          109,030      5,415,520
State Street Corp.                                        19,300      1,204,320
                                                                   ------------
                                                                      6,619,840
                                                                   ------------
                                                                     47,278,641
                                                                   ------------
Health Care - 20.3%
Biotechnology - 6.7%
Genentech, Inc. (a)                                      124,610     10,305,247
Gilead Sciences, Inc. (a)                                 70,940      4,873,578
                                                                   ------------
                                                                     15,178,825
                                                                   ------------
Drugs - 4.2%
Eli Lilly & Co.                                           41,500      2,365,500
Merck & Co. Inc.                                          78,900      3,305,910

Teva Pharmaceutical Industries Ltd. (ADR)                110,770      3,776,149
                                                                   ------------
                                                                      9,447,559
                                                                   ------------
Medical Products - 1.5%
Alcon, Inc.                                               30,790      3,525,455
                                                                   ------------
Medical Services - 7.9%
Caremark Rx, Inc.                                        102,150      5,788,840
UnitedHealth Group, Inc.                                  43,700      2,150,040
WellPoint, Inc. (a)                                      130,990     10,092,780
                                                                   ------------
                                                                     18,031,660
                                                                   ------------
                                                                     46,183,499
                                                                   ------------
Consumer Services - 14.1%
Advertising - 0.5%
aQuantive, Inc. (a)                                       51,910      1,226,114
                                                                   ------------
Apparel - 1.2%
Coach, Inc. (a)                                           39,800      1,369,120
Under Armour, Inc.-Class A (a)                            32,200      1,288,644
                                                                   ------------
                                                                      2,657,764
                                                                   ------------
Broadcasting & Cable - 2.1%
Comcast Corp.-Class A (a)                                129,960      4,789,026
                                                                   ------------
Miscellaneous - 5.3%
CB Richard Ellis Group, Inc.-Class A (a)                 178,830      4,399,218
Corporate Executive Board Co.                             46,880      4,214,981
Iron Mountain, Inc. (a)                                   32,400      1,391,256
Strayer Education, Inc.                                   18,300      1,980,243
                                                                   ------------
                                                                     11,985,698
                                                                   ------------
Restaurants & Lodging - 0.5%
Chipotle Mexican Grill, Inc.-Class A (a)                  22,230      1,104,164
                                                                   ------------
Retail - General Merchandise - 4.5%
Coldwater Creek, Inc. (a)                                 47,930      1,378,467
Dick's Sporting Goods, Inc. (a)                           53,750      2,446,700
Kohl's Corp. (a)                                          49,690      3,225,875
Lowe's Cos, Inc.                                         112,870      3,167,132
                                                                   ------------
                                                                     10,218,174
                                                                   ------------
                                                                     31,980,940
                                                                   ------------
Energy - 3.8%
Oil Service - 3.8%
Schlumberger, Ltd.                                       137,850      8,550,836
                                                                   ------------
Aerospace & Defense - 2.4%
Aerospace - 2.4%
Boeing Co.                                                70,520      5,560,502
                                                                   ------------
Capital Goods - 2.4%
Electrical Equipment - 1.4%
Ametek, Inc.                                              31,300      1,363,115
Emerson Electric Co.                                      21,460      1,799,636
                                                                   ------------
                                                                      3,162,751
                                                                   ------------
Miscellaneous - 1.0%
United Technologies Corp.                                 35,970      2,278,699
                                                                   ------------
                                                                      5,441,450
                                                                   ------------
Multi Industry Companies - 1.6%
Multi Industry Companies - 1.6%
Danaher Corp.                                             51,900      3,563,973
                                                                   ------------
Consumer Manufacturing - 1.5%
Building & Related - 1.5%
NVR, Inc. (a)                                              6,550      3,504,250
                                                                   ------------
Consumer Staples - 1.4%
Household Products - 0.8%
Procter & Gamble Co.                                      30,800      1,908,984
                                                                   ------------
Retail - Food & Drug - 0.6%
Whole Foods Market, Inc.                                  22,300      1,325,289
                                                                   ------------
                                                                      3,234,273
                                                                   ------------
Basic Industry - 0.7%
Chemicals - 0.7%
Monsanto Co.                                              31,630      1,486,926
                                                                   ------------
Total Common Stocks
   (cost $178,836,309)                                              226,837,097
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
The Bank of New York
4.25%, 10/02/06
(cost $645,000)                                           $645          645,000
                                                                   ------------
Total Investments - 100.1%
   (cost $179,481,309)                                              227,482,097
Other assets less liabilities - (0.1)%                                 (291,461)
                                                                   ------------
Net Assets - 100.0%                                                $227,190,636
                                                                   ------------


(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
   ADR - American Depositary Receipt

AllianceBernstein Variable Products Series Fund
International Research Growth Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
Finance - 30.0%
Banking - Money Center - 11.9%
Anglo Irish Bank Corp. PLC                                 45,516    $   748,019
Banco Bilbao Vizcaya Argentaria SA                         57,143      1,321,442
BNP Paribas SA                                             12,851      1,381,044
Credit Suisse Group                                        48,948      2,830,465
Mitsubishi UFJ Financial Group, Inc.                           74        952,212
Standard Chartered PLC                                     28,596        731,852
Sumitomo Mitsui Financial Group, Inc.                          75        787,565
                                                                     -----------
                                                                       8,752,599
                                                                     -----------
Banking - Regional - 6.4%
Allied Irish Banks PLC                                     39,084      1,040,592
China Construction Bank-Class H (a)                     1,133,000        489,778
China Merchants Bank Co. Ltd. (b)                           5,000          7,047
Macquarie Bank Ltd.                                        18,181        937,414
Turkiye Is Bankasi-Class C                                 77,025        407,933
UniCredito Italiano SpA                                   216,491      1,796,646
                                                                     -----------
                                                                       4,679,410
                                                                     -----------
Brokerage & Money Management - 3.2%
Man Group PLC                                             105,606        885,682
Nomura Holdings, Inc.                                      37,400        658,436
Partners Group (b)                                          9,816        843,058
                                                                     -----------
                                                                       2,387,176
                                                                     -----------
Insurance - 4.4%
ING Groep NV                                               29,206      1,283,502
QBE Insurance Group, Ltd.                                  74,809      1,364,595
Swiss Reinsurance                                           7,865        601,192
                                                                     -----------
                                                                       3,249,289
                                                                     -----------
Miscellaneous - 4.1%
ORIX Corp.                                                  2,950        815,068
UBS AG                                                     36,589      2,187,169
                                                                     -----------
                                                                       3,002,237
                                                                     -----------
                                                                      22,070,711
                                                                     -----------
Technology - 10.2%
Communication Equipment - 0.6%
Tim Participacoes SA (ADR)                                  9,300        259,005
Vimpel-Communications (ADR) (b)                             3,300        199,947
                                                                     -----------
                                                                         458,952
                                                                     -----------
Communication Services - 0.5%
Comstar United Telesystems (GDR) (a)                       22,388        151,119
Iliad SA                                                    2,652        190,553
                                                                     -----------
                                                                         341,672
                                                                     -----------

Computer Hardware/Storage - 0.6%
NEC Corp.                                                  78,000        427,358
                                                                     -----------
Computer Peripherals - 1.5%
Foxconn Technology Co., Ltd.                               43,600        392,505
High Tech Computer Corp.                                   14,000        370,095
Lite-On Technology Corp.                                  283,000        349,540
                                                                     -----------
                                                                       1,112,140
                                                                     -----------
Computer Services - 1.6%
CapGemini, SA                                              12,457        659,293
Infosys Technologies Ltd. (ADR)                            11,300        539,349
                                                                     -----------
                                                                       1,198,642
                                                                     -----------
Electronic Components - 0.0%
Largan Precision Co., Ltd.                                    950         19,436
                                                                     -----------
Internet Infrastructure - 0.7%
Fastweb (b)                                                11,923        540,187
                                                                     -----------
Miscellaneous - 2.8%
Canon, Inc.                                                20,200      1,055,640
Hoya Corp.                                                 25,200        950,402
Keyence Corp.                                                  40          9,206
                                                                     -----------
                                                                       2,015,248
                                                                     -----------
Semiconductor Capital Equipment - 0.7%
ASML Holding NV (b)                                        22,278        518,814
                                                                     -----------
Software - 1.2%
SAP AG                                                      4,507        892,945
                                                                     -----------
                                                                       7,525,394
                                                                     -----------
Health Care - 9.6%
Drugs - 7.7%
Chugai Pharmaceutical Co. Ltd.                             18,100        389,492
Novartis AG                                                26,977      1,573,925
Richter Gedeon Nyrt.                                        1,400        289,447
Roche Holding AG                                            8,737      1,509,467
Sanofi-Aventis                                             10,314        916,964
Takeda Pharmaceutical Co. Ltd.                              8,900        556,109
Teva Pharmaceutical Industries Ltd. (ADR)                  11,900        405,671
                                                                     -----------
                                                                       5,641,075
                                                                     -----------
Medical Products - 1.9%
Essilor International, SA                                   7,631        781,036
Nobel Biocare Holding AG (b)                                2,691        661,689
                                                                     -----------
                                                                       1,442,725
                                                                     -----------
                                                                       7,083,800
                                                                     -----------
Energy - 8.5%
International - 3.8%
ENI SpA                                                    13,551        402,647
LUKOIL (ADR)                                                5,714        435,407
Norsk Hydro ASA                                            58,329      1,307,053
Petroleo Brasileiro SA (ADR)                                8,200        613,688
                                                                     -----------
                                                                       2,758,795
                                                                     -----------

Oil Service - 4.7%
GlobalSantaFe Corp.                                        22,400      1,119,776
Nabors Industries Ltd. (b)                                 47,700      1,419,075
WorleyParsons Ltd.                                         75,700        948,800
                                                                     -----------
                                                                       3,487,651
                                                                     -----------
                                                                       6,246,446
                                                                     -----------
Consumer Staples - 8.4%
Beverages - 2.4%
Pernod-Ricard, SA                                           4,032        838,659
SABMiller PLC                                              48,446        904,538
                                                                     -----------
                                                                       1,743,197
                                                                     -----------
Food - 2.2%
China Mengniu Dairy Co. Ltd.                              166,000        277,925
Nestle, SA                                                  3,821      1,331,420
                                                                     -----------
                                                                       1,609,345
                                                                     -----------
Miscellaneous - 1.2%
Punch Taverns PLC                                          47,509        862,733
                                                                     -----------
Retail - Food & Drug - 1.3%
Carrefour Supermarche                                       7,303        460,891
Tesco PLC                                                  74,110        499,374
                                                                     -----------
                                                                         960,265
                                                                     -----------
Tobacco - 1.3%
Altadis SA                                                  9,137        434,076
British American Tobacco PLC                               19,484        526,971
                                                                     -----------
                                                                         961,047
                                                                     -----------
                                                                       6,136,587
                                                                     -----------
Basic Industry - 7.4%
Chemicals - 1.2%
Bayer AG                                                    5,921        300,839
Hitachi Chemical Co., Ltd.                                 23,700        575,049
                                                                     -----------
                                                                         875,888
                                                                     -----------
Mining & Metals - 5.9%
China Shenhua Energy Co. Ltd.- Class H                    480,000        772,144
Cia Vale do Rio Doce (Sponsored) (ADR)                     48,800        903,288
Rio Tinto PLC                                              29,605      1,400,981
Xstrata PLC                                                13,023        537,647
Zinifex Ltd.                                               79,078        691,003
                                                                     -----------
                                                                       4,305,063
                                                                     -----------
Miscellaneous - 0.3%
Asahi Glass Co. Ltd.                                       20,000        246,734
                                                                     -----------
                                                                       5,427,685
                                                                     -----------
Consumer Services - 7.3%
Airlines - 0.6%
easyJet PLC (b)                                            46,015        418,718
                                                                     -----------
Apparel - 0.9%
Geox SpA                                                   53,081        660,980
                                                                     -----------
Broadcasting & Cable - 1.4%
Grupo Televisa, SA (ADR)                                   16,800        357,168
Societe Television Francaise 1                             22,197        709,527
                                                                     -----------
                                                                       1,066,695
                                                                     -----------
Cellular Communications - 1.6%
America Movil SA de CV Series L (ADR)                      10,200        401,574
Bharti Tele-Ventures (b)                                   22,064        225,564
Orascom Telecom Holding SAE (GDR)                           3,996        220,699
Vodafone Group PLC                                        147,536        336,999
                                                                     -----------
                                                                       1,184,836
                                                                     -----------
Printing & Publishing - 0.4%
Naspers Ltd. - Class N                                     19,191        294,746
                                                                     -----------
Restaurants & Lodging - 1.4%
Accor, SA                                                  10,078        685,917
Ctrip.com International Ltd. (ADR)                          7,000        314,650
                                                                     -----------
                                                                       1,000,567
                                                                     -----------
Retail - General Merchandise - 1.0%

Esprit Holdings Ltd.                                       50,500        460,200
Marks & Spencer Group PLC                                  25,607        308,069
                                                                     -----------
                                                                         768,269
                                                                     -----------
                                                                       5,394,811
                                                                     -----------
Consumer Manufacturing - 6.5%
Auto & Related - 2.8%
Honda Motor Co. Ltd.                                       21,400        719,196
Tata Motors Ltd.                                           11,664        218,660
Toyota Motor Corp.                                         20,100      1,093,777
                                                                     -----------
                                                                       2,031,633
                                                                     -----------
Building & Related - 3.7%
CRH PLC                                                    31,784      1,076,560
Daiwa House Industry Co. Ltd.                              28,000        484,413
Vinci, SA                                                  10,547      1,172,547
                                                                     -----------
                                                                       2,733,520
                                                                     -----------
                                                                       4,765,153
                                                                     -----------
Capital Goods - 2.9%
Electrical Equipment - 0.3%
Atlas Copco AB-Class A                                      9,873        259,050
                                                                     -----------
Engineering & Construction - 1.4%
ABB Ltd.                                                   75,584        995,838
                                                                     -----------
Miscellaneous - 1.2%
NGK Insulators Ltd.                                        29,000        408,346
Nitto Denko Corp.                                           8,200        485,770
                                                                     -----------
                                                                         894,116
                                                                     -----------
                                                                       2,149,004
                                                                     -----------
Utilities - 2.2%
Telephone Utility - 2.2%
Nippon Telegraph & Telephone Corp.                             65        317,771
Telefonica SA                                              34,822        602,806
Telekom Austria AG                                         20,490        516,750
TeliaSonera AB                                             31,710        202,970
                                                                     -----------
                                                                       1,640,297
                                                                     -----------

Multi Industry Companies - 1.1%
Multi Industry Companies - 1.1%
Mitsui & Co. Ltd.                                          61,000        777,466
                                                                     -----------
Transportation - 0.6%
Railroad - 0.6%
Central Japan Railway Co.                                      44        468,895
                                                                     -----------
Aerospace & Defense - 0.6%
Aerospace - 0.6%
BAE Systems PLC                                            61,421        454,256
                                                                     -----------
Total Common Stocks
   (cost $55,714,810)                                                 70,140,505
                                                                     -----------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.8%
ProSiebenSat.1 Media AG
(missing rate)
(cost $549,879)                                            20,628        572,452
                                                                     -----------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 3.6%
Time Deposit - 3.6%
The Bank of New York
4.25%, 10/02/06
(cost $2,700,000)                                          $2,700      2,700,000
                                                                     -----------
Total Investments - 99.7%
   (cost $58,964,689)                                                 73,412,957
Other assets less liabilities - 0.3%                                     190,126
                                                                     -----------
Net Assets - 100.0%                                                  $73,603,083
                                                                     -----------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                     U.S. $
                       Contract     Value on    U.S. $ Value at     Unrealized
                        Amount    Origination     September 30,    Appreciation/
                         (000)        Date            2006        (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts:
Australian Dollar
settling 10/03/06        1,245      $933,399        $928,046         $(5,353)

Sale Contracts:
Euro
settling 10/03/06          175       221,611         222,076            (465)
Norwegian Krone
settling 10/03/06           97        14,930          14,900              30

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate market value of these securities amounted to $640,897 or 0.9% of net assets.

(b)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR  - American Depositary Receipt

GDR  - Global Depositary Reciept

COUNTRY DIVERSIFICATION
September 30, 2006 (unaudited)
--------------------------------------------------------------------------------
COUNTRY                                     U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Switzerland                                  $12,534,223           17.0%
Japan                                         12,178,905           16.5
United Kingdom                                 7,867,821           10.7
France                                         7,796,430           10.6
Australia                                      3,941,812            5.4
Italy                                          3,400,460            4.6
Ireland                                        2,865,171            3.9
Spain                                          2,358,324            3.2
Netherlands                                    1,802,316            2.5
Brazil                                         1,775,981            2.4
Germany                                        1,766,236            2.4
Other*                                        12,425,278           16.9
                                           -------------------------------------
Total Investments**                           70,712,957           96.1
Cash and receivables, net of liabilities       2,890,126            3.9
                                           -------------------------------------
Net Assets                                   $73,603,083          100.0%
--------------------------------------------------------------------------------

* All data are as of September 30, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time."Other" represents less than 2.4% weightings in the following countries: Austria, Bermuda, Cayman Islands, China, Egypt, Hong Kong, Hungary, India, Israel, Mexico, Norway, Russia, South Africa, Sweden, Taiwan and Turkey.
**    Excludes short-term investments.

AllianceBernstein Variable Products Series Fund
Large Cap Growth Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
Technology - 28.7%
Communication Equipment - 7.0%
Cisco Systems, Inc. (a)                                   345,000   $  7,935,000
Corning, Inc. (a)                                         868,800     21,207,408
Juniper Networks, Inc. (a)                                248,200      4,288,896
Motorola, Inc.                                             77,500      1,937,500
QUALCOMM, Inc.                                            842,300     30,617,605
                                                                    ------------
                                                                      65,986,409
                                                                    ------------
Computer Hardware/Storage - 6.4%
Apple Computer, Inc. (a)                                  701,700     54,051,951
Hewlett-Packard Co.                                       161,100      5,910,759
                                                                    ------------
                                                                      59,962,710
                                                                    ------------
Computer Peripherals - 1.7%
Network Appliance, Inc. (a)                               418,100     15,473,881
                                                                    ------------
Internet Media - 8.3%
Google, Inc.-Class A (a)                                  121,680     48,903,192
Yahoo! Inc. (a)                                         1,154,400     29,183,232
                                                                    ------------
                                                                      78,086,424
                                                                    ------------
Semiconductor Components - 5.3%
Advanced Micro Devices, Inc. (a)                          895,900     22,263,115
Broadcom Corp.-Class A (a)                                806,450     24,467,693
Nvidia Corp. (a)                                          115,900      3,429,481
                                                                    ------------
                                                                      50,160,289
                                                                    ------------
                                                                     269,669,713
                                                                    ------------
Health Care - 23.4%
Biotechnology - 6.9%
Amgen, Inc. (a)                                            18,300      1,308,999
Genentech, Inc. (a)                                       417,800     34,552,060
Gilead Sciences, Inc. (a)                                 422,200     29,005,140
                                                                    ------------
                                                                      64,866,199
                                                                    ------------
Drugs - 2.6%
Teva Pharmaceutical Industries Ltd. (ADR)                 705,100     24,036,859
                                                                    ------------
Medical Products - 3.1%
Alcon, Inc.                                               256,800     29,403,600
                                                                    ------------
Medical Services - 10.8%
Caremark Rx, Inc.                                         466,800     26,453,556
Medco Health Solutions, Inc. (a)                          209,200     12,575,012
UnitedHealth Group, Inc.                                  244,600     12,034,320
WellPoint, Inc. (a)                                       655,200     50,483,160
                                                                    ------------
                                                                     101,546,048
                                                                    ------------
                                                                     219,852,706
                                                                    ------------

Finance - 19.4%
Banking - Money Center - 4.8%
JPMorgan Chase & Co.                                      444,900     20,892,504
UBS AG                                                    398,900     23,658,759
                                                                    ------------
                                                                      44,551,263
                                                                    ------------
Banking - Regional - 0.6%
Northern Trust Corp.                                       99,200      5,796,256
                                                                    ------------
Brokerage & Money Management - 9.8%
Franklin Resources, Inc.                                  223,200     23,603,400
Goldman Sachs Group, Inc.                                 131,950     22,321,982
Legg Mason, Inc.                                          249,990     25,213,991
Merrill Lynch & Co., Inc.                                 261,100     20,423,242
                                                                    ------------
                                                                      91,562,615
                                                                    ------------
Insurance - 2.4%
American International Group, Inc.                        343,292     22,746,528
                                                                    ------------
Miscellaneous - 1.8%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                            17,120      8,187,640
Nasdaq Stock Market, Inc. (a)                              60,310      1,823,774
NYSE Group, Inc. (a)                                       97,200      7,265,700
                                                                    ------------
                                                                      17,277,114
                                                                    ------------
                                                                     181,933,776
                                                                    ------------
Consumer Services - 7.7%
Cellular Communications - 1.2%
America Movil SA de CV Series L (ADR)                     300,800     11,842,496
                                                                    ------------
Restaurants & Lodging - 3.3%
Hilton Hotels Corp.                                       208,300      5,801,155
Las Vegas Sands Corp. (a)                                  48,600      3,321,810
McDonald's Corp.                                          461,300     18,046,056
Starwood Hotels & Resorts Worldwide, Inc.                  70,800      4,049,052
                                                                    ------------
                                                                      31,218,073
                                                                    ------------
Retail - General Merchandise - 3.2%
Kohl's Corp. (a)                                          176,000     11,425,920
Lowe's Cos, Inc.                                          130,300      3,656,218
Target Corp.                                              265,500     14,668,875
                                                                    ------------
                                                                      29,751,013
                                                                    ------------
                                                                      72,811,582
                                                                    ------------
Energy - 6.6%
Oil Service - 6.6%
Baker Hughes, Inc.                                         67,800      4,623,960
GlobalSantaFe Corp.                                       213,100     10,652,869
Halliburton Co.                                         1,113,800     31,687,610
Nabors Industries Ltd. (a)                                250,800      7,461,300
Schlumberger, Ltd.                                        120,700      7,487,021
                                                                    ------------
                                                                      61,912,760
                                                                    ------------

Consumer Staples - 5.3%
Household Products - 4.3%
Procter & Gamble Co.                                      657,200     40,733,256
                                                                    ------------
Retail - Food & Drug - 1.0%
Walgreen Co.                                               82,300      3,653,297
Whole Foods Market, Inc.                                   92,500      5,497,275
                                                                    ------------
                                                                       9,150,572
                                                                    ------------
                                                                      49,883,828
                                                                    ------------
Aerospace & Defense - 5.0%
Aerospace - 5.0%
Boeing Co.                                                513,700     40,505,245
Rockwell Collins, Inc.                                    114,000      6,251,760
                                                                    ------------
                                                                      46,757,005
                                                                    ------------
Basic Industry - 2.1%
Chemicals - 2.1%
Monsanto Co.                                              419,600     19,725,396
                                                                    ------------
Capital Goods - 1.2%
Electrical Equipment - 0.8%
Emerson Electric Co.                                       93,300      7,824,138
                                                                    ------------
Miscellaneous - 0.4%
United Technologies Corp.                                  49,400      3,129,490
                                                                    ------------
                                                                      10,953,628
                                                                    ------------
Multi Industry Companies - 0.3%
Multi Industry Companies - 0.3%
Textron, Inc.                                              27,800      2,432,500
                                                                    ------------
Transportation - 0.1%
Railroad - 0.1%
CSX Corp.                                                  37,500      1,231,125
                                                                    ------------
Total Investments - 99.8%
   (cost $805,481,527)                                               937,164,019
Other assets less liabilities - 0.2%                                   2,175,755
                                                                    ------------
Net Assets - 100.0%                                                 $939,339,774
                                                                    ------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Variable Products Series Fund
Small Cap Growth Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
Consumer Services - 26.5%
Apparel - 1.7%
Carter's, Inc. (a)                                         26,000   $   686,140
Under Armour, Inc.-Class A (a)                             13,400       536,268
                                                                    -----------
                                                                      1,222,408
                                                                    -----------
Broadcasting & Cable - 1.2%
Entravision Communications Corp.-Class A (a)              110,900       825,096
                                                                    -----------
Entertainment & Leisure - 1.4%
THQ, Inc. (a)                                              32,750       955,317
                                                                    -----------
Miscellaneous - 16.5%
Administaff, Inc.                                          27,300       920,010
American Reprographics Co. (a)                             35,300     1,131,718
Bright Horizons Family Solutions, Inc. (a)                 33,200     1,385,436
Huron Consulting Group, Inc. (a)                           32,047     1,256,243
Life Time Fitness, Inc. (a)                                26,700     1,235,943
LoopNet, Inc. (a)                                          31,800       402,588
MSC Industrial Direct Co.-Class A                          22,700       924,798
Nutri/System, Inc. (a)                                     13,900       865,831
Resources Connection, Inc. (a)                             44,770     1,199,388
Strayer Education, Inc.                                    12,800     1,385,088
WNS Holdings Ltd. (ADR) (a)                                25,700       733,735
                                                                    -----------
                                                                     11,440,778
                                                                    -----------
Printing & Publishing - 1.7%
VistaPrint, Ltd. (a)                                       45,300     1,175,082
                                                                    -----------
Restaurants & Lodging - 1.7%
Orient-Express Hotels, Ltd.-Class A                        31,700     1,184,946
                                                                    -----------
Retail - General Merchandise - 2.3%
Coldwater Creek, Inc. (a)                                  34,150       982,154
MarineMax, Inc. (a)                                        23,500       598,075
                                                                    -----------
                                                                      1,580,229
                                                                    -----------
                                                                     18,383,856
                                                                    -----------
Technology - 21.8%
Communication Equipment - 4.2%
Exar Corp. (a)                                             42,100       559,509
Oplink Communications, Inc. (a)                            54,200     1,082,916
Redback Networks, Inc. (a)                                 24,300       337,284
Witness Systems, Inc. (a)                                  53,000       929,090
                                                                    -----------
                                                                      2,908,799
                                                                    -----------
Communication Services - 0.7%
NTELOS Holdings Corp. (a)                                  37,500       478,875
                                                                    -----------

Computer Hardware/Storage - 0.6%
Commvault Systems, Inc. (a)                                25,200       453,600
                                                                    -----------
Computer Services - 1.6%
Euronet Worldwide, Inc. (a)                                22,800       559,740
Global Cash Access Holdings, Inc. (a)                      37,400       564,366
                                                                    -----------
                                                                      1,124,106
                                                                    -----------
Internet Infrastructure - 0.7%
Trizetto Group (a)                                         30,100       455,714
                                                                    -----------
Miscellaneous - 4.5%
Electronics for Imaging, Inc. (a)                          52,400     1,198,912
The Knot, Inc. (a)                                         37,600       832,088
MICROS Systems, Inc. (a)                                    9,700       474,524
VeriFone Holdings, Inc. (a)                                20,900       596,695
                                                                    -----------
                                                                      3,102,219
                                                                    -----------
Semiconductor Components - 4.7%
Entegris, Inc. (a)                                         67,300       734,243
Integrated Device Technology, Inc. (a)                     60,800       976,448
Micrel, Inc. (a)                                           54,600       523,614
Microsemi Corp. (a)                                        15,910       299,903
ON Semiconductor Corp. (a)                                 22,400       131,712
Semtech Corp. (a)                                          23,500       299,860
Vimicro International Corp. (a)                            29,400       323,988
                                                                    -----------
                                                                      3,289,768
                                                                    -----------
Software - 4.8%
DealerTrack Holdings, Inc. (a)                             31,500       696,465
FileNET Corp. (a)                                          35,500     1,236,465
Informatica Corp. (a)                                      86,000     1,168,740
Quest Software, Inc. (a)                                   16,220       231,622
                                                                    -----------
                                                                      3,333,292
                                                                    -----------
                                                                     15,146,373
                                                                    -----------
Health Care - 15.9%
Biotechnology - 4.3%
Biomarin Pharmaceutical, Inc. (a)                          32,200       458,206
Coley Pharmaceutical Group, Inc. (a)                        4,700        53,674
Cubist Pharmaceuticals, Inc. (a)                           23,000       500,020
Icon PLC (ADR) (a)                                          9,200       649,336
Nektar Therapeutics (a)                                    17,500       252,175
Renovis, Inc. (a)                                          10,700       147,232
Senomyx, Inc. (a)                                          46,300       711,631
Telik, Inc. (a)                                             4,300        76,497
ZymoGenetics, Inc. (a)                                      9,300       156,891
                                                                    -----------
                                                                      3,005,662
                                                                    -----------
Medical Products - 4.8%
Abaxis, Inc. (a)                                           30,900       722,751
ArthroCare Corp. (a)                                       24,600     1,152,756
Dexcom, Inc. (a)                                           25,500       283,815
Meridian Bioscience, Inc.                                  29,100       684,141
Ventana Medical Systems, Inc. (a)                          12,800       522,624
                                                                    -----------
                                                                      3,366,087
                                                                    -----------

Medical Services - 6.8%
LCA-Vision, Inc.                                           14,000       578,340
LHC Group, Inc. (a)                                        37,600       839,232
Psychiatric Solutions, Inc. (a)                            40,200     1,370,418
Stericycle, Inc. (a)                                       18,590     1,297,396
Visicu, Inc. (a)                                            5,554        49,819
WellCare Health Plans, Inc. (a)                             9,769       553,219
                                                                    -----------
                                                                      4,688,424
                                                                    -----------
                                                                     11,060,173
                                                                    -----------
Energy - 9.7%
Miscellaneous - 3.1%
Aventine Renewable Energy Holdings, Inc. (a)               14,300       305,877
Bill Barrett Corp. (a)                                     28,500       699,960
EXCO Resources, Inc. (a)                                   35,400       439,314
Hydril (a)                                                 12,500       700,750
                                                                    -----------
                                                                      2,145,901
                                                                    -----------
Oil Service - 6.6%
CARBO Ceramics, Inc.                                        4,900       176,547
Core Laboratories NV (a)                                   13,884       885,799
Dril-Quip, Inc. (a)                                        11,500       778,320
FMC Technologies, Inc. (a)                                  9,700       520,890
Helmerich & Payne, Inc.                                    12,200       280,966
Range Resources Corp.                                      24,700       623,428
Superior Well Services, Inc. (a)                           10,200       201,960
Tesco Corp. (a)                                            24,500       379,505
W-H Energy Services, Inc.-Class H (a)                      17,400       721,578
                                                                    -----------
                                                                      4,568,993
                                                                    -----------
                                                                      6,714,894
                                                                    -----------
Finance - 9.2%
Banking - Money Center - 0.6%
Community Bancorp (a)                                      13,500       411,885
                                                                    -----------
Banking - Regional - 0.7%
First Republic Bank                                        11,900       506,464
                                                                    -----------
Brokerage & Money Management - 4.4%
Affiliated Managers Group, Inc. (a)                         9,400       941,034
Greenhill & Co., Inc.                                      16,100     1,079,022
optionsXpress Holdings, Inc.                               35,900     1,000,892
                                                                    -----------
                                                                      3,020,948
                                                                    -----------
Insurance - 0.7%
Primus Guaranty Ltd. (a)                                   42,630       516,249
                                                                    -----------
Miscellaneous - 2.8%
Clayton Holdings, Inc. (a)                                 26,720       335,871
GFI Group, Inc. (a)                                        14,900       823,821
Morningstar, Inc. (a)                                      21,600       797,040
                                                                    -----------
                                                                      1,956,732
                                                                    -----------
                                                                      6,412,278
                                                                    -----------

Capital Goods - 5.0%
Electrical Equipment - 1.2%
Essex Corp. (a)                                            48,100       836,940
                                                                    -----------
Machinery - 1.9%
Bucyrus International Inc.-Class A                         22,700       962,934
Oshkosh Truck Corp.                                         2,800       141,316
RBC Bearings, Inc. (a)                                      7,100       171,465
                                                                    -----------
                                                                      1,275,715
                                                                    -----------
Miscellaneous - 1.9%
IDEX Corp.                                                 20,870       898,454
Simpson Manufacturing Co., Inc.                            15,900       429,777
                                                                    -----------
                                                                      1,328,231
                                                                    -----------
                                                                      3,440,886
                                                                    -----------
Basic Industry - 3.2%
Chemicals - 1.4%
Hexcel Corp. (a)                                           69,700       986,255
                                                                    -----------
Miscellaneous - 1.8%
Knoll, Inc.                                                59,700     1,205,940
                                                                    -----------
                                                                      2,192,195
                                                                    -----------
Transportation - 2.9%
Air Freight - 1.5%
UTi Worldwide, Inc.                                        37,700     1,054,469
                                                                    -----------
Shipping - 1.4%
Kirby Corp. (a)                                            31,100       974,363
                                                                    -----------
                                                                      2,028,832
                                                                    -----------
Industrials - 1.2%
Miscellaneous - 1.2%
Astec Industries, Inc. (a)                                 34,200       863,550
                                                                    -----------
Multi Industry Companies - 1.1%
Multi Industry Companies - 1.1%
LKQ Corp. (a)                                              34,300       753,571
                                                                    -----------
Consumer Staples - 1.1%
Food - 1.1%
Hain Celestial Group, Inc. (a)                             29,400       751,464
                                                                    -----------
Total Common Stocks (cost $57,936,899)                               67,748,072
                                                                    -----------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
The Bank of New York
4.25%, 10/02/06
(cost $1,957,000)                                       $   1,957     1,957,000
                                                                    -----------
Total Investments - 100.4% (cost $59,893,899)                        69,705,072
Other assets less liabilities - (0.4)%                                 (250,337)
                                                                    -----------
Net Assets - 100.0%                                                 $69,454,735
                                                                    -----------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR - American Depositary Receipt

AllianceBernstein Variable Products Series Fund
Global Technology Portfolio
September 30, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.3%
Technology - 83.5%
Communication Equipment - 17.2%
Ciena Corp. (a)                                          104,042    $  2,835,144
Cisco Systems, Inc. (a)                                  719,000      16,537,000
Foxconn International Holdings Ltd. (a)                  459,000       1,411,795
JDS Uniphase Corp. (a)                                   524,800       1,149,312
Motorola, Inc.                                           382,100       9,552,500
Nokia OYJ                                                176,654       3,479,885
QUALCOMM, Inc.                                           230,500       8,378,675
                                                                    ------------
                                                                      43,344,311
                                                                    ------------
Communication Services - 0.9%
Fastweb (a)                                               27,049       1,225,490
NeuStar, Inc.-Class A (a)                                 41,400       1,148,850
                                                                    ------------
                                                                       2,374,340
                                                                    ------------
Computer Hardware/Storage - 7.8%
Apple Computer, Inc. (a)                                  89,000       6,855,670
NEC Corp.                                                452,000       2,476,481
Seagate Technology                                       119,500       2,759,255
Sun Microsystems, Inc. (a)                             1,501,200       7,460,964
                                                                    ------------
                                                                      19,552,370
                                                                    ------------
Computer Peripherals - 4.7%
Foxconn Technology Co., Ltd.                             391,800       3,527,141
High Tech Computer Corp.                                  83,200       2,199,425
Network Appliance, Inc. (a)                              165,600       6,128,856
                                                                    ------------
                                                                      11,855,422
                                                                    ------------
Computer Services - 8.3%
Alliance Data Systems Corp. (a)                           39,400       2,174,486
CapGemini, SA                                            104,713       5,541,992
Cognizant Technology Solutions
   Corp.-Class A (a)                                      51,100       3,784,466
Fiserv, Inc. (a)                                          65,725       3,094,990
Infosys Technologies Ltd. (ADR)                          100,800       4,811,184
WNS Holdings Ltd. (ADR) (a)                               48,200       1,376,110
                                                                    ------------
                                                                      20,783,228
                                                                    ------------
Internet Infrastructure - 2.8%
Akamai Technologies, Inc. (a)                            103,900       5,193,961
Equinix, Inc. (a)                                         31,600       1,899,160
                                                                    ------------
                                                                       7,093,121
                                                                    ------------
Internet Media - 7.0%
Ctrip.com International Ltd. (ADR)                        23,100       1,038,345
Gmarket, Inc. (ADR) (a)                                   15,700         228,435
Google, Inc.-Class A (a)                                  27,600      11,092,440
The Knot, Inc. (a)                                       123,300       2,728,629

Yahoo! Inc. (a)                                          101,500       2,565,920
                                                                    ------------
                                                                      17,653,769
                                                                    ------------
Miscellaneous - 6.6%
Canon, Inc.                                              181,250       9,472,015
Hoya Corp.                                               191,300       7,214,762
                                                                    ------------
                                                                      16,686,777
                                                                    ------------
Semiconductor Capital Equipment - 2.8%
Applied Materials, Inc.                                  217,100       3,849,183
ASML Holding NV (a)                                      138,686       3,229,746
                                                                    ------------
                                                                       7,078,929
                                                                    ------------
Semiconductor Components - 6.7%
Advanced Micro Devices, Inc. (a)                          75,400       1,873,690
Broadcom Corp.-Class A (a)                                85,450       2,592,553
Intersil Corp.-Class A                                    51,500       1,264,325
NVIDIA Corp. (a)                                         175,500       5,193,045
Samsung Electronics Co., Ltd. (GDR) (b)                    8,191       2,873,124
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                            318,870       3,061,152
                                                                    ------------
                                                                      16,857,889
                                                                    ------------
Software - 18.7%
Adobe Systems, Inc. (a)                                   91,500       3,426,675
Amdocs Ltd. (a)                                           70,700       2,799,720
BEA Systems, Inc. (a)                                    241,500       3,670,800
Citrix Systems, Inc. (a)                                  87,900       3,182,859
Microsoft Corp.                                          485,100      13,257,783
Omniture, Inc. (a)                                        75,800         598,062
Oracle Corp. (a)                                         506,300       8,981,762
Red Hat, Inc. (a)                                        130,100       2,742,508
Salesforce.com, Inc. (a)                                  58,700       2,106,156
SAP AG (ADR)                                             128,650       6,368,175
                                                                    ------------
                                                                      47,134,500
                                                                    ------------
                                                                     210,414,656
                                                                    ------------
Consumer Services - 7.9%
Advertising - 1.0%
aQuantive, Inc. (a)                                      109,600       2,588,752
                                                                    ------------
Broadcasting & Cable - 2.2%
News Corp.-Class A                                       152,200       2,990,730
Time Warner, Inc.                                        136,700       2,492,041
                                                                    ------------
                                                                       5,482,771
                                                                    ------------
Cellular Communications - 4.7%
America Movil SA de CV Series L (ADR)                    254,700      10,027,539
Vimpel-Communications (ADR) (a)                           28,300       1,714,697
                                                                    ------------
                                                                      11,742,236
                                                                    ------------
                                                                      19,813,759
                                                                    ------------
Utilities - 1.6%
Telephone Utility - 1.6%
AT&T, Inc.                                               120,900       3,936,504
                                                                    ------------

Capital Goods - 0.7%
Miscellaneous - 0.7%
Nitto Denko Corp.                                         31,300       1,854,218
                                                                    ------------
Consumer Manufacturing - 0.6%
Appliances - 0.6%
Sony Corp.                                                39,600       1,599,288
                                                                    ------------
Total Common Stocks
   (cost $204,307,928)                                               237,618,425
                                                                    ------------
WARRANTS - 2.6%
Technology - 2.6%
Contract Manufacturing - 1.1%
HON HAI Precision Industry Co., Ltd.,
   expiring 1/17/07 (b)                                  446,251       2,716,732
                                                                    ------------
Electronic Components - 0.7%
AU Optronics Corp. (CSFB), expiring
   5/03/09                                             1,327,658       1,873,325
                                                                    ------------
Semiconductor Components - 0.8%
Hynix Semiconductor, Inc., expiring
   4/27/07 (a)                                            51,170       2,007,911
                                                                    ------------
Total Warrants
   (cost $5,427,966)                                                   6,597,968
                                                                    ------------

                                                       Principal
                                                          Amount
                                                           (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 2.3%
Time Deposit - 2.3%
The Bank of New York
4.25%, 10/02/06
(cost $5,700,000)                                     $    5,700       5,700,000
                                                                    ------------
Total Investments - 99.2%
   (cost $215,435,894)                                               249,916,393
Other assets less liabilities - 0.8%                                   2,032,383
                                                                    ------------
Net Assets - 100.0%                                                 $251,948,776
                                                                    ------------
(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $5,589,856 or 2.2% of net assets.

Glossary:

ADR  -  American Depositary Receipt
GDR  -  Global Depositary Reciept

COUNTRY BREAKDOWN*
September 30, 2006 (unaudited)

COUNTRY                                      U.S. VALUE    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
United States                              $ 157,328,452           62.4%
Japan                                         22,616,764            9.0
Taiwan                                        13,377,774            5.3
Mexico                                        10,027,539            4.0
Germany                                        6,368,175            2.5
India                                          6,187,294            2.5
France                                         5,541,992            2.2
South Korean                                   5,109,470            2.0
Finland                                        3,479,885            1.4
Netherlands                                    3,229,746            1.3
Other*                                        10,949,302            4.3
                                           -------------          -----
Total Investments**                          244,216,393           96.9
Cash and receivables, net of liabilities       7,732,383            3.1
                                           -------------          -----
Net Assets                                 $ 251,948,776          100.0%

* All data are as of September 30, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1.3% weightings in the following countries: Cayman Islands, China, Guernsey Ci, Hong Kong, Italy and Russia.
**    Excludes short-term investments.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund
International Growth Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                  Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.4%
Finance - 26.6%
Banking - Money Center - 11.3%
Banco Bilbao Vizcaya Argentaria SA                        96,009   $  2,220,225
Banco Santander Chile, SA (ADR)                            6,300        285,075
Bank Central Asia Tbk PT                               1,022,500        533,624
Bank Hapoalim BM                                         124,058        584,893
BNP Paribas SA                                            16,132      1,733,639
Commerzbank AG                                            36,596      1,237,835
Credit Suisse Group                                       41,762      2,414,927
Mitsubishi UFJ Financial Group, Inc.                         212      2,727,958
                                                                   ------------
                                                                     11,738,176
                                                                   ------------
Banking - Regional - 5.5%
Allied Irish Banks (a)                                    43,574      1,164,536
China Construction Bank-Class H (b)                    2,872,000      1,241,520
China Merchants Bank Co. Ltd. (a)                         17,000         23,959
Macquarie Bank Ltd.                                       17,396        896,939
Turkiye Is Bankasi-Class C                               152,406        807,160
UniCredito Italiano SpA                                  190,442      1,580,467
                                                                   ------------
                                                                      5,714,581
                                                                   ------------
Brokerage & Money Management - 2.5%
Nomura Holdings, Inc.                                    151,300      2,663,671
                                                                   ------------
Insurance - 4.4%
ING Groep NV                                              51,591      2,267,245
Prudential PLC                                           114,390      1,417,470
Swiss Reinsurance                                         11,410        872,168
                                                                   ------------
                                                                      4,556,883
                                                                   ------------
Miscellaneous - 2.5%
FirstRand Ltd.                                           394,071        893,747
Investimentos Itau, SA                                   339,607      1,394,789
ORIX Corp.                                                 1,290        356,420
                                                                   ------------
                                                                      2,644,956
                                                                   ------------
Real Estate - 0.4%
Urbi Desarrollos Urbanos SA de C.V (a)                   153,900        433,255
                                                                   ------------
                                                                     27,751,522
                                                                   ------------
Consumer Services - 13.9%
Advertising - 0.5%
WPP Group PLC                                             41,463        513,602
                                                                   ------------
Airlines - 0.6%
easyJet PLC (a)                                           73,148        665,617
                                                                   ------------

Apparel - 0.8%
Geox SpA                                                  69,004        859,258
                                                                   ------------
Broadcasting & Cable - 2.3%
Grupo Televisa, SA (ADR)                                  24,400        518,744
SES Global SA                                             47,792        712,029
Societe Television Francaise 1                            35,409      1,131,848
                                                                   ------------
                                                                      2,362,621
                                                                   ------------
Cellular Communications - 3.8%
America Movil SA de CV Series L (ADR)                     43,300      1,704,721
Bharti Tele-Ventures (a)                                  70,232        717,995
Orascom Telecom Holding SAE (GDR) (b)                     14,721        813,041
Turkcell Iletisim Hizmet AS                              138,302        710,475
                                                                   ------------
                                                                      3,946,232
                                                                   ------------
Entertainment & Leisure - 1.3%
Namco Bandai Holdings, Inc.                                   50            787
OPAP, SA                                                  40,634      1,367,453
                                                                   ------------
                                                                      1,368,240
                                                                   ------------
Miscellaneous - 1.6%
Capita Group PLC                                          66,770        684,168
Li & Fung Ltd.                                           230,000        571,041
Michael Page International PLC                            62,630        450,763
                                                                   ------------
                                                                      1,705,972
                                                                   ------------
Printing & Publishing - 0.7%
Naspers Ltd.-Class N                                      44,541        684,085
                                                                   ------------
Restaurants & Lodging - 1.4%
Accor, SA                                                 21,233      1,445,136
                                                                   ------------
Retail - General Merchandise - 0.9%
Esprit Holdings Ltd.                                     104,500        952,294
                                                                   ------------
                                                                     14,503,057
                                                                   ------------
Technology - 9.3%
Communication Equipment - 1.1%
Vimpel-Communications (ADR) (a)                           18,100      1,096,679
                                                                   ------------
Communication Services - 0.3%
Comstar United Telesystems (GDR) (b)                      52,408        353,754
                                                                   ------------
Computer Hardware/Storage - 0.6%
NEC Corp.                                                108,000        591,726
                                                                   ------------
Computer Peripherals - 0.4%
Lite-On Technology Corp.                                 312,000        385,358
                                                                   ------------
Computer Services - 0.4%
Indra Sistemas SA                                         20,653        449,534
                                                                   ------------
Electronic Components - 0.9%
AU Optronics Corp. (ADR)                                  28,000        399,000
LG Philips LCD Co., Ltd. (ADR) (a)                        31,300        519,267
                                                                   ------------
                                                                        918,267
                                                                   ------------
Internet Infrastructure - 1.4%
Fastweb (a)                                               32,654      1,479,431
                                                                   ------------
Miscellaneous - 0.6%
Hoya Corp.                                                16,900        637,373
                                                                   ------------
Semiconductor Capital Equipment - 0.9%
ASML Holding NV (a)                                       40,927        953,116
                                                                   ------------

Semiconductor Components - 1.4%
Advanced Semiconductor Engineering,
   Inc. (a)                                              424,919        395,208
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                             23,334        224,006
Taiwan Semiconductor Manufacturing Co.
   Ltd.                                                  455,773        822,605
                                                                   ------------
                                                                      1,441,819
                                                                   ------------
Software - 1.3%
SAP AG                                                     6,742      1,335,751
                                                                   ------------
                                                                      9,642,808
                                                                   ------------
Consumer Staples - 8.5%
Beverages - 2.8%
Fomento Economico Mexicano SA de CV
   (ADR)                                                   3,900        378,066
Pernod-Ricard, SA                                          6,722      1,398,181
SABMiller PLC                                             59,304      1,107,269
                                                                   ------------
                                                                      2,883,516
                                                                   ------------
Food - 2.0%
Nestle, SA                                                 5,883      2,049,920
                                                                   ------------
Retail - Food & Drug - 0.7%
Carrefour Supermarche                                     12,573        793,479
                                                                   ------------
Tobacco - 3.0%
Altadis SA                                                11,983        569,283
British American Tobacco PLC                              38,286      1,035,496
Japan Tobacco, Inc.                                          390      1,518,079
                                                                   ------------
                                                                      3,122,858
                                                                   ------------
                                                                      8,849,773
                                                                   ------------
Energy - 8.3%
Domestic Integrated - 0.4%
MOL Hungarian Oil and Gas PLC                              4,381        400,420
                                                                   ------------
International - 6.3%
ENI SpA                                                   54,361      1,615,253
LUKOIL (ADR)                                               8,748        666,598
Norsk Hydro ASA                                           58,075      1,301,361
Petroleo Brasileiro SA (ADR)                              18,000      1,347,120
Total SA                                                  24,536      1,609,327
                                                                   ------------
                                                                      6,539,659
                                                                   ------------
Oil Service - 1.6%
PetroChina Co., Ltd.-Class H                             998,000      1,073,497
PTT Public Co. Ltd.                                      108,200        622,154
                                                                   ------------
                                                                      1,695,651
                                                                   ------------
                                                                      8,635,730
                                                                   ------------
Health Care - 7.3%
Drugs - 6.6%
Chugai Pharmaceutical Co. Ltd.                            49,600      1,067,338
CSL Ltd./Australia                                        30,259      1,214,992
Novartis AG                                               21,815      1,272,757
Richter Gedeon Nyrt.                                       2,443        505,085
Roche Holding AG                                           6,434      1,111,584

Sanofi-Aventis                                            12,271      1,090,951
Teva Pharmaceutical Industries Ltd. (ADR)                 18,400        627,256
                                                                   ------------
                                                                      6,889,963
                                                                   ------------
Medical Products - 0.7%
Nobel Biocare Holding AG (a)                               2,697        663,164
                                                                   ------------
                                                                      7,553,127
                                                                   ------------
Utilities - 6.1%
Electric & Gas Utility - 3.5%
CPFL Energia, SA (ADR)                                     9,400        361,242
Gaz de France SA                                          18,642        741,444
National Grid PLC                                         98,323      1,227,841
Red Electrica de Espana                                    9,369        363,946
Scottish Power PLC                                        75,612        920,985
                                                                   ------------
                                                                      3,615,458
                                                                   ------------
Telephone Utility - 2.6%
MTN Group Ltd.                                            62,018        500,521
Nippon Telegraph & Telephone Corp.                           126        615,987
Singapore Telecommunications Ltd.                        368,600        565,087
Telekom Austria AG                                        43,150      1,088,227
                                                                   ------------
                                                                      2,769,822
                                                                   ------------
                                                                      6,385,280
                                                                   ------------
Consumer Manufacturing - 6.0%
Auto & Related - 3.0%
Honda Motor Co. Ltd.                                      19,400        651,981
Tata Motors Ltd.                                          17,660        331,064
Toyota Motor Corp.                                        39,000      2,122,254
                                                                   ------------
                                                                      3,105,299
                                                                   ------------
Building & Related - 3.0%
CRH PLC                                                   40,884      1,381,289
Vinci, SA                                                 15,637      1,738,421
                                                                   ------------
                                                                      3,119,710
                                                                   ------------
                                                                      6,225,009
                                                                   ------------
Basic Industry - 3.2%
Gold - 0.5%
Gold Fields Ltd.                                          29,944        528,583
                                                                   ------------
Mining & Metals - 2.7%
China Shenhua Energy Co. Ltd.-Class H                    606,500        975,637
Cia Vale do Rio Doce (ADR)                                30,300        653,268
Cia Vale do Rio Doce (ADR)                                24,200        447,942
Mechel OAO (ADR)                                          10,300        209,090
Rio Tinto PLC                                             11,482        543,356
                                                                   ------------
                                                                      2,829,293
                                                                   ------------
                                                                      3,357,876
                                                                   ------------
Capital Goods - 2.6%
Electrical Equipment - 0.6%
Yamada Denki Co. Ltd.                                      6,300        632,632
                                                                   ------------
Engineering & Construction - 1.4%
ABB Ltd.                                                  78,387      1,032,769

Obayashi Corp.                                            69,000        486,031
                                                                   ------------
                                                                      1,518,800
                                                                   ------------
Miscellaneous - 0.6%
Nitto Denko Corp.                                         10,000        592,402
                                                                   ------------
                                                                      2,743,834
                                                                   ------------
Transportation - 2.6%
Miscellaneous - 0.9%
Fraport AG Frankfurt Airport Services
   Worldwide                                              13,062        896,645
                                                                   ------------
Railroad - 1.7%
All America Latina Logistica SA (b)                       52,000        407,186
Central Japan Railway Co.                                    129      1,374,714
                                                                   ------------
                                                                      1,781,900
                                                                   ------------
                                                                      2,678,545
                                                                   ------------
Aerospace & Defense - 1.1%
Aerospace - 1.1%
BAE Systems PLC                                          151,365      1,119,463
                                                                   ------------
Multi Industry Companies - 0.9%
Barloworld Ltd.                                           26,744        444,660
Mitsui & Co. Ltd.                                         42,000        535,305
                                                                   ------------
                                                                        979,965
                                                                   ------------
Total Common Stocks
   (cost $79,198,248)                                               100,425,989
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 3.7%
Time Deposit - 3.7%
The Bank of New York
4.25%, 10/02/06
(cost $3,790,000)                                      $   3,790      3,790,000
                                                                   ------------
Total Investments - 100.1%
   (cost $82,988,248)                                               104,215,989
Other assets less liabilities - (0.1)%                                  (64,525)
                                                                   ------------
Net Assets - 100.0%                                                $104,151,464
                                                                   ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate market value of these securities amounted to $2,002,460 or 1.9% of net assets.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

COUNTRY BREAKDOWN*
September 30, 2006 (unaudited)

COUNTRY                                     U.S. VALUE    PERCENT OF NET ASSETS

Japan                                      $ 16,574,658            15.9%
France                                       11,682,426            11.2
United Kingdom                                9,686,028             9.3
Switzerland                                   9,417,290             9.0
Italy                                         5,534,409             5.3
Brazil                                        4,611,548             4.4
Spain                                         3,602,988             3.5
Germany                                       3,470,231             3.3
Netherlands                                   3,220,361             3.1
South Africa                                  3,051,596             2.9
Mexico                                        3,034,786             2.9
Other*                                       26,539,668            25.6
                                           ------------           -----
Total Investments**                         100,425,989            96.4
Cash and receivables, net of liabilities      3,725,475             3.6
                                           ------------           -----
Net Assets                                 $104,151,464           100.0%

* All data are as of September 30, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 2.9% weightings in the following countries: Australia, Austria, Chile, China, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Luxembourg, Norway, Russia, Singapore, South Korea, Taiwan, Thailand and Turkey.

**   Excludes short-term investments.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund
Global Bond Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                       ----------   ------------
SOVEREIGN DEBT OBLIGATIONS - 69.2%
Australia - 1.0%
Government of Australia
Series 808
   8.75%, 8/15/08 (a)                                  AUD    568    $   444,567
                                                                     -----------
Belgium - 5.1%
Kingdom of Belgium
Series 43
   4.25%, 9/28/14 (a)                                  EUR    473        622,569
Series 31
   5.50%, 3/28/28 (a)                                       1,010      1,570,296
                                                                     -----------
                                                                       2,192,865
                                                                     -----------
Canada - 1.8%
Canada
   4.00%, 6/01/16 (a)                                  CAD    863        771,932
                                                                     -----------
Denmark - 1.3%
Kingdom of Denmark
   6.00%, 11/15/09 (a)                                 DKK  2,980        541,700
                                                                     -----------
Finland - 1.2%
Government of Finland
   5.375%, 7/04/13 (a)                                 EUR    360        502,925
                                                                     -----------
France - 6.1%
Government of France
   3.50%, 4/25/15 (a)                                       1,182      1,477,766
   4.00%, 10/25/13 (a)                                        890      1,151,591
                                                                     -----------
                                                                       2,629,357
                                                                     -----------
Germany - 16.4%
Bundesrepublik Deutschland
Series 03
   4.25%, 1/04/14 (a)                                         860      1,130,320
   4.75%, 7/04/34 (a)                                       1,588      2,293,711
Series 98
   5.25%, 1/04/08 (a)                                       1,202      1,554,106
Kreditanstalt Fuer Wiederauf
   2.05%, 2/16/26 (a)                                  JPY 21,000        173,744
Landwirtschaftliche Rentenbank
   1.375%, 4/25/13 (a)                                    229,000      1,936,571
                                                                     -----------
                                                                       7,088,452
                                                                     -----------
Japan - 18.2%
Development Bank Of Japan
   2.30%, 3/19/26 (a)                                      20,000        170,528
Government of Japan
Series 48
   2.50%, 12/21/20 (a)                                     81,800        740,243
Government of Japan CPI Linked Bond
Series 5
   0.80%, 9/10/15 (a)                                     153,363      1,273,773
Government of Japan Ten Year Bond
Series 252
   1.00%, 6/20/13 (a)                                     279,450      2,315,701

Government of Japan Twenty Year Bond
Series 76
   1.90%, 3/20/25 (a)                                     157,750      1,292,065
Japan Fin Corp Muni Ent
Series INTL
   1.35%, 11/26/13 (a)                                    247,000      2,076,843
                                                                     -----------
                                                                       7,869,153
                                                                     -----------
New Zealand - 0.3%
New Zealand Government Bond
Series 708
   6.00%, 7/15/08 (a)                                  NZD    170        109,781
                                                                     -----------
Norway - 2.8%
Norway
   6.00%, 5/16/11 (a)                                  NOK    500         82,995
   6.75%, 1/15/07 (a)                                       7,180      1,109,612
                                                                     -----------
                                                                       1,192,607
                                                                     -----------
Spain - 4.6%
Kingdom of Spain
   6.15%, 1/31/13 (a)                                  EUR  1,387      2,001,066
                                                                     -----------
Sweden - 5.3%
Government of Sweden
Series 1043
   5.00%, 1/28/09 (a)                                  SEK  4,200        592,733
Series 1045
   5.25%, 3/15/11 (a)                                      11,705      1,706,359
                                                                     -----------
                                                                       2,299,092
                                                                     -----------
United Kingdom - 5.1%
United Kingdom Gilt
   4.00%, 3/07/09 (a)                                  GBP  1,195      2,195,299
                                                                     -----------
Total Sovereign Debt Obligations
(cost $29,831,027)                                                    29,838,796
                                                                     -----------
CORPORATE DEBT OBLIGATIONS - 7.4%
Mexico - 2.2%
Inter-American Development Bank
   9.50%, 6/16/15 (a)                                  MXN 10,000        950,245
                                                                     -----------
United Kingdom - 0.6%
Barclays Bank PLC
   5.75%, 9/14/26 (a)                                  GBP     75        150,930
National Westminster Bank
   6.50%, 9/07/21 (a)                                          50        106,123
                                                                     -----------
                                                                         257,053
                                                                     -----------
United States - 4.6%
Citigroup, Inc.
   4.63%, 8/03/10 (a)                                  US$    107        105,149
Genworth Financial, Inc.
   1.60%, 6/20/11 (a)                                  JPY 15,000        126,779
International Lease Finance Corp.
   3.50%, 4/01/09 (a)                                  US$    350        335,634
Pershing Road Development Co.
   5.80%, 9/01/26 (a)(b)(c)                                   660        660,000
Pfizer Inc.
   1.80%, 2/22/16 (a)                                  JPY 20,000        167,319
Suntrust Bank
Series CD
   5.51%, 6/02/09 (a)                                  US$    250        250,508
Wal-Mart Stores, Inc.
   4.55%, 5/01/13 (a)                                         375        361,202
                                                                     -----------
                                                                       2,006,591
                                                                     -----------
Total Corporate Debt Obligations
(cost $3,186,901)                                                      3,213,889
                                                                     -----------

U.S. GOVERNMENT AND GOVERNMENT SPONSORED
AGENCY OBLIGATIONS - 6.7%
Federal Home Loan Mortgage Corp. - 4.1%
   4.75%, 1/19/16 (a)                                       1,810      1,779,299
                                                                     -----------
U.S. Treasury Bonds - 1.9%
   4.50%, 2/15/36 (a)                                         551        527,970
   5.125%, 5/15/16 (a)                                         80         82,987
   5.375%, 2/15/31 (a)                                        178        192,254
                                                                     -----------
                                                                         803,211
                                                                     -----------
U.S. Treasury Notes - 0.7%
   4.25%, 8/15/15 (a)                                         310        301,560
                                                                     -----------
Total U.S. Government and Government
Sponsored Agency Obligations
(cost $2,857,298)                                                      2,884,070
                                                                     -----------
SHORT-TERM INVESTMENTS - 13.5%
Time Deposit - 10.2%
The Bank of New York
    4.25%, 10/02/06                                           510        510,000
Societe Generale
    5.32%, 10/02/06                                         3,900      3,900,000
                                                                     -----------
                                                                       4,410,000
                                                                     -----------
U.S. Government and Government Sponsored
Agency Obligations - 3.3%
U.S. Treasury Bills
   Zero Coupon, 10/05/06                                    1,405      1,404,451
                                                                     -----------
Total Short-Term Investments
(cost $5,814,422)                                                      5,814,451
                                                                     -----------
Total Investments - 96.8%
(cost $41,689,648)                                                    41,751,206
Other assets less liabilities - 3.2%                                   1,369,169
                                                                     -----------
Net Assets - 100.0%                                                  $43,120,375
                                                                     ===========

FORWARD EXCHANGE CURRENCY CONTRACTS

                                  U.S. $
                     Contract    Value on     U.S. $ Value at     Unrealized
                      Amount    Origination    September 30,     Appreciation/
                       (000)       Date            2006         (Depreciation)
                     --------   -----------   ---------------   --------------
Buy Contracts:
Australian Dollar
settling 10/17/06         489    $  367,564      $  364,641        $ (2,923)
British Pound
settling 10/16/06         785     1,487,274       1,470,814         (16,460)
Canadian Dollar
settling 10/11/06       2,731     2,441,716       2,443,785           2,069
Canadian Dollar
settling 10/11/06         357       320,500         319,169          (1,331)
Canadian Dollar
settling 10/11/06          71        63,751          63,681             (70)
Danish Krone
settling 11/02/06       1,742       297,025         296,685            (340)
Euro
settling 10/27/06       4,846     6,158,962       6,153,604          (5,358)
Japanese Yen
settling 10/31/06     299,058     2,579,356       2,542,751         (36,604)
Sale Contracts:
British Pound
settling 10/16/06         901     1,710,997       1,686,615          24,382
Canadian Dollar
settling 10/11/06         527       469,631         471,155          (1,524)
Canadian Dollar
settling 10/11/06         935       843,392         837,201           6,191
Mexican Nuevo Peso
settling 10/10/06      10,255       928,493         932,496          (4,002)
Norwegian Krone
settling 11/10/06       7,311     1,117,175       1,122,698          (5,524)
Swedish Krona
settling 11/21/06       8,645     1,197,488       1,184,085          13,403
Swedish Krona
settling 11/21/06       4,487       616,776         614,644           2,131


(a) Position, or a portion thereof, has been segregated to collateralize forward exchange currency contracts. The aggregate market value of these securities amounted to $35,936,755.


(b) Floating rate security. Stated interest rate was in effect at September 30, 2006.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of this security amounted to $660,000 or 1.5% of net assets.

Currency Abbreviations:
AUD       - Australian Dollar
CAD       - Canadian Dollar
DKK       - Danish Krone
EUR       - Euro Dollar
GBP       - United Kingdom Pound
JPY       - Japanese Yen
MXN       - Mexico Nuevo Peso
NOK       - Norwegian Krone
NZD       - New Zealand Dollar
SEK       - Swedish Krona

Glossary:
CPI       - Consumer Price Index

AllianceBernstein Variable Products Series Fund
Global Dollar Government Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS - 81.4%
Argentina - 5.1%
Republic of Argentina
4.889%, 8/03/12 (a)                             US$           700   $   645,316
7.00%, 3/28/11                                                 95        91,422
8.28%, 12/31/33                                               734       707,615
                                                                    -----------
                                                                      1,444,353
                                                                    -----------
Brazil - 14.0%
Republic of Brazil
7.125%, 1/20/37                                               833       849,660
8.00%, 1/15/18                                                 37        40,608
8.25%, 1/20/34                                              1,039     1,194,850
8.875%, 10/14/19 - 4/15/24                                    762       908,637
11.00%, 8/17/40 (b)                                           756       984,690
                                                                    -----------
                                                                      3,978,445
                                                                    -----------
Bulgaria - 0.4%
Republic of Bulgaria
8.25%, 1/15/15 (c)                                             94       110,591
                                                                    -----------
Colombia - 2.1%
Republic of Colombia
10.75%, 1/15/13                                                88       107,492
11.75%, 2/25/20                                               349       486,855
                                                                    -----------
                                                                        594,347
                                                                    -----------
Costa Rica - 0.4%
Republic of Costa Rica
8.05%, 1/31/13 (c)                                             53        56,922
8.11%, 2/01/12 (c)                                             51        54,698
                                                                    -----------
                                                                        111,620
                                                                    -----------
Dominican Republic - 0.5%
Dominican Republic
8.625%, 4/20/27 (c)                                           100       107,500
9.50%, 9/27/11 (c)                                             30        31,865
                                                                    -----------
                                                                        139,365
                                                                    -----------
Ecuador - 0.8%
Republic of Ecuador
9.00%, 8/15/30 (c)(d)                                         232       215,064
                                                                    -----------

El Salvador - 1.1%
Republic of El Salvador
7.625%, 9/21/34 (c)                                            72        78,660
7.65%, 6/15/35 (c)                                            127       136,207
8.50%, 7/25/11 (c)                                            100       110,250
                                                                    -----------
                                                                        325,117
                                                                    -----------
Indonesia - 1.6%
Republic of Indonesia
6.75%, 3/10/14 (c)                                            260       263,640
7.25%, 4/20/15 (c)                                             59        61,301
8.50%, 10/12/35 (c)                                           122       142,740
                                                                    -----------
                                                                        467,681
                                                                    -----------
Jamaica - 0.2%
Government of Jamaica
10.625%, 6/20/17                                               55        63,800
                                                                    -----------
Lebanon - 1.1%
Lebanese Republic
7.875%, 5/20/11 (c)                                            75        72,937
10.125%, 8/06/08 (c)                                          207       215,280
11.625%, 5/11/16 (c)                                           33        39,105
                                                                    -----------
                                                                        327,322
                                                                    -----------
Malaysia - 1.1%
Malaysia
8.75%, 6/01/09                                                280       303,490
                                                                    -----------
Mexico - 13.4%
United Mexican States
Series A
6.375%, 1/16/13                                                42        44,163
6.75%, 9/27/34                                                240       254,760
7.50%, 1/14/12                                                225       246,938
Class A
8.00%, 9/24/22                                              1,073     1,283,844
8.125%, 12/30/19 (b)                                          875     1,050,437
Class A
9.875%, 2/01/10                                               373       425,220
11.375%, 9/15/16                                              364       521,976
                                                                    -----------
                                                                      3,827,338
                                                                    -----------
Nigeria - 1.8%
Central Bank of Nigeria
Series WW
6.25%, 11/15/20 (d)                                           500       500,000
                                                                    -----------
Panama - 2.7%
Republic of Panama
6.70%, 1/26/36                                                299       299,000
7.125%, 1/29/26                                               173       181,217
7.25%, 3/15/15                                                 18        19,215
8.875%, 9/30/27                                                39        48,263
9.375%, 7/23/12 - 4/01/29                                      53        64,927

9.625%, 2/08/11                                               134       152,425
                                                                    -----------
                                                                        765,047
                                                                    -----------
Peru - 3.1%
Republic of Peru
8.375%, 5/03/16                                               284       326,600
8.75%, 11/21/33                                               443       542,675
9.875%, 2/06/15                                                 4         4,950
                                                                    -----------
                                                                        874,225
                                                                    -----------
Philippines - 6.8%
Republic of Philippines
7.75%, 1/14/31                                                162       169,079
8.00%, 1/15/16                                                100       109,750
8.25%, 1/15/14 (b)                                            296       322,270
8.375%, 2/15/11                                                11        11,814
8.875%, 3/17/15                                               246       279,825
9.00%, 2/15/13                                                177       198,948
9.50%, 10/21/24 - 2/02/30                                     157       193,328
9.875%, 1/15/19                                               237       292,458
10.625%, 3/16/25 (b)                                          280       372,820
                                                                    -----------
                                                                      1,950,292
                                                                    -----------
Russia - 12.2%
Russia Ministry of Finance
Series VII
3.00%, 5/14/11                                                160       143,200
Russian Federation
5.00%, 3/31/30 (c)(d)                                       1,340     1,493,269
11.00%, 7/24/18 (c)                                           240       344,280
Russian Ministry of Finance
Series V
3.00%, 5/14/08                                              1,555     1,491,712
                                                                    -----------
                                                                      3,472,461
                                                                    -----------
Turkey - 4.7%
Republic of Turkey
6.875%, 3/17/36                                               427       388,570
7.00%, 6/05/20                                                450       435,375
7.375%, 2/05/25                                               116       114,550
8.00%, 2/14/34                                                 30        30,975
11.00%, 1/14/13                                               195       234,780
11.875%, 1/15/30 (b)                                           93       137,175
                                                                    -----------
                                                                      1,341,425
                                                                    -----------
Ukraine - 0.5%
Government of Ukraine
6.875%, 3/04/11 (c)                                           113       114,130
11.00%, 3/15/07 (c)                                            30        30,507
                                                                    -----------
                                                                        144,637
                                                                    -----------
Uruguay - 1.8%
Republic of Uruguay
7.50%, 3/15/15                                                 29        30,276
7.875%, 1/15/33 (e)                                           137       141,745

8.00%, 11/18/22                                               100       105,500
9.25%, 5/17/17                                                200       233,800
                                                                    -----------
                                                                        511,321
                                                                    -----------
Venezuela - 6.0%
Republic of Venezuela
5.75%, 2/26/16                                                 88        80,520
6.511%, 4/20/11 (a)(c)                                         80        79,200
7.00%, 12/01/18 (c)                                           105       103,687
9.25%, 9/15/27                                                345       420,038
10.75%, 9/19/13                                               662       809,295
13.625%, 8/15/18                                              137       203,445
                                                                    -----------
                                                                      1,696,185
                                                                    -----------
Total Sovereign Debt Obligations
   (cost $21,827,240)                                                23,164,126
                                                                    -----------
CORPORATE DEBT OBLIGATIONS - 11.2%
Brazil - 0.4%
PF Export Receivables Master Trust
6.436%, 6/01/15 (c)                                           106       106,969
                                                                    -----------
China - 0.4%
Choada Modern Agriculture
7.75%, 2/08/10 (c)                                            115       110,687
                                                                    -----------
El Salvador - 0.3%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (c)                                            100        98,745
                                                                    -----------
Hong Kong - 0.3%
Noble Group Ltd.
6.625%, 3/17/15 (c)                                           100        88,503
                                                                    -----------
Indonesia - 0.5%
Freeport-McMoran Copper & Gold, Inc.
10.125%, 2/01/10                                              150       159,000
                                                                    -----------
Jamaica - 0.4%
Digicel Ltd.
9.25%, 9/01/12 (c)                                            100       103,750
                                                                    -----------
Kazakhstan - 0.4%
Kazkommerts International BV
8.50%, 4/16/13 (c)                                            100       105,250
                                                                    -----------
Mexico - 1.1%
Monterrey Power SA de CV
9.625%, 11/15/09 (c)                                           45        50,589
Pemex Project Funding Master Trust
8.00%, 11/15/11                                               250       274,375
                                                                    -----------
                                                                        324,964
                                                                    -----------
Peru - 0.4%
Southern Copper Corp.
7.50%, 7/27/35                                                100       104,661
                                                                    -----------

Romania - 0.4%
Mobifon Holdings BV
12.50%, 7/31/10                                               100       112,125
                                                                    -----------
Russia - 5.9%
Citigroup (JSC Severstal)
9.25%, 4/19/14 (c)                                             68        72,269
Evraz Group, SA
8.25%, 11/10/15 (c)                                           100       100,250
Gazprom OAO
9.625%, 3/01/13 (c)                                           830       980,891
Gazstream SA
5.625%, 7/22/13 (c)                                           133       132,069
Mobile Telesystems Finance
9.75%, 1/30/08 (c)                                            125       129,852
Russian Standard Finance
7.50%, 10/07/10 (c)                                           100        97,000
TNK-BP Finance SA
7.50%, 7/18/16 (c)                                            100       104,472
Tyumen Oil Co.
11.00%, 11/06/07 (c)                                           55        57,778
                                                                    -----------
                                                                      1,674,581
                                                                    -----------
Ukraine - 0.7%
Kyivstar
7.75%, 4/27/12 (c)                                            100       101,250
10.375%, 8/17/09 (c)                                          100       108,700
                                                                    -----------
                                                                        209,950
                                                                    -----------
Total Corporate Debt Obligations
   (cost $3,124,124)                                                  3,199,185
                                                                    -----------
SHORT-TERM INVESTMENTS - 9.6%
Repurchase Agreements - 8.1%
Deutsche Bank 5.25%, dated 9/29/06,
  due 10/02/06 in the amount of $2,301,006
  (cost $2,310,000, collaterized by FFCB,
  5.25%, due 12/04/2007, value $2,310,000)                  2,300     2,300,000
                                                                    -----------
Time Deposit - 1.5%
The Bank of New York
4.25%, 10/02/06                                               440       440,000
Total Short-Term Investments
   (cost $2,740,000)                                                  2,740,000
                                                                    -----------
Total Investments - 102.2%
   (cost $27,691,364)                                                29,103,311
Other assets less liabilities - (2.2)%                                 (634,408)
                                                                    -----------
Net Assets - 100.0%                                                 $28,468,903
                                                                    -----------

CREDIT DEFAULT SWAP CONTRACTS

                              Notional                              Unrealized
Swap Counterparty &            Amount    Interest   Termination    Appreciation/
Referenced Obligation          (000)       Rate         Date      (Depreciation)
--------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global
   Markets, Inc. (Federal
   Republic of Hungary
   4.50% 2/6/13)                $ 75       0.50%      11/26/13        $    83

JP Morgan Chase & Co.
   (Federal Republic of
   Hungary 4.75%
   2/3/15)                       330       0.30       10/20/15          7,240

Sale Contracts:
Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil
   12.25% 3/6/30)                609       1.98        4/20/07         11,296

Citigroup Global
   Markets, Inc. (Federal
   Republic of Brazil
   12.25% 3/6/30)                600       3.09        8/20/10         44,604

Citigroup Global
   Markets, Inc.
   (Republic of Columbia
   8.375% 2/15/27)               250       1.13        1/20/07          1,232

Citigroup Global
   Markets, Inc.
   (Republic of
   Philippines 10.625%
   3/16/25)                      130       4.95        3/20/09         12,376

Credit Suisse First
   Boston (Federal
   Republic of Brazil
   12.25% 3/6/30)                175       6.90        6/20/07         11,774

Credit Suisse First
   Boston (Federal
   Republic of
   Venezuela 9.25%
   9/15/27)                      520       3.17       10/20/15         34,135

Deutsche Bank AG
   London (Federal
   Republic of Brazil
   12.25% 3/6/30)                609       1.90        4/20/07         10,802

JPMorgan Chase & Co.
   (OAO Gazprom
   10.50% 10/21/09)              360       1.04       10/20/10          3,079

REVERSE REPURCHASE AGREEMENTS

Broker                           Interest Rate       Maturity           Amount
--------------------------------------------------------------------------------
Chase Manhattan Bank                 1.35%           12/29/06         $  137,888
Chase Manhattan Bank                 4.50            12/29/06            334,606

Broker                           Interest Rate       Maturity           Amount
--------------------------------------------------------------------------------
Chase Manhattan Bank                 4.75%           12/29/06         $1,340,582
                                                                      ----------
                                                                      $1,813,076
                                                                      ----------

(a) Floating Rate Security. Stated interest rate was in effect at September 30, 2006.
(b) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $2,867,393.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate market value of these securities amounted to $6,410,858 or 22.5% of net assets.
(d) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2006.
(e)   Pay-In-Kind Payments (PIK)

AllianceBernstein Variable Products Series Fund
High Yield Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS - 97.0%
Aerospace/Defense - 0.6%
L-3 Communications Corp.
5.875%, 1/15/15 (a)                                        $  195    $   185,250
Sequa Corp.
9.00%, 8/01/09 (a)                                             70         74,287
                                                                     -----------
                                                                         259,537
                                                                     -----------
Automotive - 6.5%
Affinia Group, Inc.
9.00%, 11/30/14 (a)                                            85         79,262
Autonation, Inc.
7.507%, 4/15/13 (a)(b)(c)                                      30         30,375
Avis Budget Car Rental
7.75%, 5/15/16 (a)(c)                                         160        154,800
Ford Motor Co.
7.45%, 7/16/31 (a)                                            304        234,840
Ford Motor Credit Co.
4.95%, 1/15/08 (a)                                            165        160,452
7.00%, 10/01/13 (a)                                           284        263,506
General Motors Acceptance Corp.
6.875%, 9/15/11 (a)                                           421        418,770
General Motors Corp.
8.375%, 7/15/33 (a)                                           290        250,850
Hertz Corp.
8.875%, 1/01/14 (a)(c)                                        105        109,988
10.50%, 1/01/16 (a)(c)                                        115        126,500
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)                                           158        148,520
Lear Corp.
Series B
8.11%, 5/15/09 (a)                                            100         96,500
Tenneco, Inc.
8.625%, 11/15/14 (a)                                           65         64,187
TRW Automotive, Inc.
9.375%, 2/15/13 (a)                                            93         99,045
11.00%, 2/15/13 (a)                                            67         73,030
United Auto Group, Inc.
9.625%, 3/15/12 (a)                                           115        121,900
Visteon Corp.
7.00%, 3/10/14 (a)                                            315        281,925
                                                                     -----------
                                                                       2,714,450
                                                                     -----------

Broadcasting/Media - 3.3%
Allbritton Communications Co.
7.75%, 12/15/12 (a)                                           165        166,237
Lamar Media Corp.
6.625%, 8/15/15 (a)                                            55         52,731
Liberty Media Corp.
5.70%, 5/15/13 (a)                                             75         70,772
7.875%, 7/15/09 (a)                                            58         60,721
8.25%, 2/01/30 (a)                                             75         74,863
Quebecor Media, Inc.
7.75%, 3/15/16 (a)                                            260        260,325
Rainbow National Services LLC
8.75%, 9/01/12 (a)(c)                                         105        112,350
10.375%, 9/01/14 (a)(c)                                       100        113,000
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)                                            95         92,862
Univision Communications, Inc.
7.85%, 7/15/11 (a)                                            110        109,377
WMG Holdings Corp.
9.5%, 12/15/14 (a)(d)(e)                                      378        281,610
                                                                     -----------
                                                                       1,394,848
                                                                     -----------
Building/Real Estate - 1.5%
DR Horton, Inc.
6.875%, 5/01/13 (a)                                           190        194,079
KB HOME
7.75%, 2/01/10 (a)                                            150        150,000
Ventas Realty Lp/cap Crp
6.75%, 4/01/17 (a)                                             84         84,525
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)                                           230        211,600
                                                                     -----------
                                                                         640,204
                                                                     -----------
Cable - 5.9%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)                                            220        222,750
CCH I Holdings LLC
11.75%, 5/15/14 (a)(d)                                        815        580,687
CSC Holdings, Inc.
7.25%, 4/15/12 (a)(c)                                         190        189,287
DirecTV Holdings LLC
6.375%, 6/15/15 (a)                                           226        212,440
EchoStar DBS Corp.
6.375%, 10/01/11 (a)                                          114        111,007
7.125%, 2/01/16 (a)(c)                                         85         82,131
Insight Communications Co., Inc.
12.25%, 2/15/11 (a)(d)                                        231        244,860
Insight Midwest LP
9.75%, 10/01/09 (a)                                           150        152,625
Intelsat Bermuda, Ltd.
8.625%, 1/15/15 (a)                                           135        138,038

10.484%, 1/15/12 (a)(b)                                        65         65,894
PanAmSat Corp.
9.00%, 8/15/14 (a)                                            143        147,648
Rogers Cable, Inc.
6.75%, 3/15/15 (a)                                            205        207,050
Xm Satellite Radio, Inc.
9.75%, 5/01/14 (a)                                            120        114,600
                                                                     -----------
                                                                       2,469,017
                                                                     -----------
Chemicals - 3.7%
Equistar Chemicals Funding LP
10.125%, 9/01/08 (a)                                          185        195,869
10.625%, 5/01/11 (a)                                          130        139,425
Huntsman International LLC
10.125%, 7/01/09 (a)                                          124        125,860
Huntsman LLC
11.50%, 7/15/12 (a)                                           143        162,662
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(c)                                         179        170,497
Lyondell Chemical Company
8.00%, 9/15/14 (a)                                             80         81,000
8.25%, 9/15/16 (a)                                             55         55,825
Nell AF S.a.r.l
8.375%, 8/15/15 (a)(c)                                        185        183,613
Quality Distribution LLC
9.00%, 11/15/10 (a)                                           245        234,588
Rhodia SA
8.875%, 6/01/11 (a)                                           187        193,077
                                                                     -----------
                                                                       1,542,416
                                                                     -----------
Communications - 2.2%
Intelsat Bermuda, Ltd.
11.25%, 6/15/16 (a)(c)                                        319        338,937
Level 3 Communications
11.50%, 3/01/10 (a)                                            65         66,788
Level 3 Financing, Inc.
12.25%, 3/15/13 (a)                                           453        505,095
                                                                     -----------
                                                                         910,820
                                                                     -----------
Communications-Fixed - 2.3%
Citizens Communications Co.
6.25%, 1/15/13 (a)                                            220        213,950
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)                                            445        445,000
Qwest Corp.
8.875%, 3/15/12 (a)                                           165        180,056
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)                                            105        110,513
                                                                     -----------
                                                                         949,519
                                                                     -----------
Communications-Mobile - 6.8%
American Tower Corp.
7.125%, 10/15/12 (a)                                          311        318,775

Digicel Ltd.
9.25%, 9/01/12 (a)(c)                                         261        270,787
Dobson Cellular Systems, Inc.
8.375%, 11/01/11 (a)(c)                                        76         78,945
Dobson Communications Corp.
8.875%, 10/01/13 (a)                                           90         89,213
Inmarsat Finance PLC
7.625%, 6/30/12 (a)                                           145        149,350
10.375%, 11/15/12 (a)(d)(e)                                   205        181,425
Kyivstar
10.375%, 8/17/09 (a)(c)                                       290        315,230
Mobifon Holdings BV
12.50%, 7/31/10 (a)                                           505        566,231
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(c)                                         286        290,290
Rogers Wireless, Inc.
7.25%, 12/15/12 (a)                                           155        162,169
7.50%, 3/15/15 (a)                                            270        288,225
Rural Cellular Corp.
9.75%, 1/15/10 (a)                                            135        135,844
                                                                     -----------
                                                                       2,846,484
                                                                     -----------
Consumer Manufacturing - 1.6%
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)                                          147        143,325
Covalence Specialty Materials Corp.
10.25%, 3/01/16 (a)(c)                                         65         63,050
Jostens IH Corp.
7.625%, 10/01/12 (a)                                          105        105,525
Levi Strauss & Co.
10.258%, 4/01/12 (a)(b)                                        20         20,600
RBS Global & Rexnord
9.50%, 8/01/14 (c)                                            140        142,100
11.75%, 8/01/16 (a)(c)                                         60         61,800
Xerox Corp.
6.40%, 3/15/16 (a)                                            130        129,350
                                                                     -----------
                                                                         665,750
                                                                     -----------
Containers - 0.8%
Berry Plastics Holding
8.875%, 9/15/14 (a)(c)                                        145        145,725
Crown Americas
7.625%, 11/15/13 (a)                                          185        187,313
                                                                     -----------
                                                                         333,038
                                                                     -----------
Corporate - 0.5%
ACCO Brands Corp.
7.625%, 8/15/15 (a)                                           235        227,363
                                                                     -----------
Electronics - 0.3%
Avago Technologies Finance
10.125%, 12/01/13 (a)(c)                                      110        116,600
                                                                     -----------

Energy - 6.1%
Chesapeake Energy Corp.
6.50%, 8/15/17 (a)                                            145        135,937
7.50%, 9/15/13 (a)                                            200        203,000
7.75%, 1/15/15 (a)                                            260        265,200
El Paso Corp.
7.75%, 1/15/32 (a)                                            361        370,025
Grant Prideco, Inc.
Series B
6.125%, 8/15/15 (a)                                           105        100,275
Hilcorp Energy
10.50%, 9/01/10 (a)(c)                                        135        145,294
Kinder Morgan Finance
5.35%, 1/05/11 (a)                                             95         92,395
NRG Energy, Inc.
7.25%, 2/01/14 (a)                                             45         44,662
7.375%, 2/01/16 (a)                                           230        228,563
Pride International, Inc.
7.375%, 7/15/14 (a)                                           160        164,800
Tesoro Corp.
6.25%, 11/01/12 (a)(c)                                        170        163,837
Williams Cos, Inc.
7.625%, 7/15/19 (a)                                           362        376,480
7.875%, 9/01/21 (a)                                           255        266,475
                                                                     -----------
                                                                       2,556,943
                                                                     -----------
Entertainment/Leisure - 1.5%
NCL Corp.
10.625%, 7/15/14 (a)                                          125        120,938
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)                                            140        152,504
Six Flags, Inc.
9.625%, 6/01/14 (a)                                           155        137,950
Universal City Development Partners
11.75%, 4/01/10 (a)                                           170        183,175
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)                                            60         60,225
                                                                     -----------
                                                                         654,792
                                                                     -----------
Financial - 6.9%
Arch Western Finance LLC
6.75%, 7/01/13 (a)                                             90         86,400
E*Trade Financial Corp.
7.375%, 9/15/13 (a)                                            95         97,138
7.875%, 12/01/15 (a)                                          324        342,630
8.00%, 6/15/11 (a)                                             90         93,150
Hexion Nova Scotia Finance, ULC
9.00%, 7/15/14 (a)                                            145        147,900
Racers SER 06-6
5.429%, 5/01/07 (a)(b)(c)                                   2,100      2,123,068
                                                                     -----------
                                                                       2,890,286
                                                                     -----------

Food/Beverage - 3.2%
Altria Group, Inc.
7.75%, 1/15/27 (a)                                            225        272,433
Central European Distribution Corp.
8.00%, 7/25/12 (a)(c)                                          59         80,800
Dean Foods Co.
7.00%, 6/01/16 (a)                                            180        180,000
Del Monte Corp.
8.625%, 12/15/12 (a)                                           70         73,413
Dole Food Company, Inc.
8.625%, 5/01/09 (a)                                            60         58,650
8.875%, 3/15/11 (a)                                            38         36,385
Foodcorp Ltd.
8.875%, 6/15/12 (a)(c)                                         95        124,079
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13 (a)(c)                               415        426,933
7.625%, 6/01/16 (c)                                           105        108,917
                                                                     -----------
                                                                       1,361,610
                                                                     -----------
Gaming - 5.0%
Caesars Entertainment, Inc.
7.875%, 3/15/10 (a)                                            90         93,600
9.375%, 2/15/07 (a)                                           120        121,200
Greektown Holdings LLC
10.75%, 12/01/13 (a)(c)                                        90         94,950
MGM Mirage, Inc.
6.625%, 7/15/15 (a)                                           237        227,520
8.375%, 2/01/11 (a)                                           280        291,914
Mohegan Tribal Gaming Authority
7.125%, 8/15/14 (a)                                           155        154,225
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)                                          175        175,875
Riviera Holdings Corp.
11.00%, 6/15/10 (a)                                           210        221,550
Seneca Gaming Corp.
7.25%, 5/01/12 (a)                                            155        155,000
Station Casinos, Inc.
6.625%, 3/15/18 (a)                                           115        103,787
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(c)                                       140        141,750
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)                                          345        334,650
                                                                     -----------
                                                                       2,116,021
                                                                     -----------
Health Care - 4.6%
Concentra Operating Corp.
9.125%, 6/01/12 (a)                                            50         52,000
9.50%, 8/15/10 (a)                                             95         98,800
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)                                            90         89,295
6.125%, 1/15/15 (a)                                           105        104,196

DaVita, Inc.
7.25%, 3/15/15 (a)                                            175        171,938
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)                                            90         91,350
HCA, Inc.
6.375%, 1/15/15 (a)                                           450        363,375
6.50%, 2/15/16 (a)                                            210        168,000
6.75%, 7/15/13 (a)                                            180        152,325
Healthsouth Corp.
10.75%, 6/15/16 (a)(c)                                        125        127,656
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)                                            145        140,288
Select Medical Corp.
7.625%, 2/01/15 (a)                                           142        119,635
Universal Hospital Services, Inc.
10.125%, 11/01/11 (a)                                         155        162,750
Vanguard Health Holding Co.
11.25%, 10/01/15 (a)(d)(e)                                    145        104,400
                                                                     -----------
                                                                       1,946,008
                                                                     -----------
Hotel/Lodging - 1.8%
Host Marriott LP
Series Q
6.75%, 6/01/16 (a)                                            115        113,419
Series G
9.25%, 10/01/07 (a)                                           135        139,218
Series I
9.50%, 1/15/07 (a)                                            125        126,094
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12 (a)                                           175        183,750
Vail Resorts, Inc.
6.75%, 2/15/14 (a)                                            210        205,275
                                                                     -----------
                                                                         767,756
                                                                     -----------
Industrial - 3.3%
Amsted Industries, Inc.
10.25%, 10/15/11 (a)(c)                                       130        139,100
Associated Materials, Inc.
11.25%, 3/01/14 (a)(d)                                        265        145,750
Case New Holland, Inc.
9.25%, 8/01/11 (a)                                            175        185,500
FastenTech, Inc.
11.50%, 5/01/11 (a)                                            85         88,400
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)                                          135        128,588
Invensys PLC
9.875%, 3/15/11 (a)(c)                                        109        117,720
JC Penney Corp, Inc.
7.625%, 3/01/97 (a)                                           120        123,298
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)                                          125        121,562

Trinity Industries, Inc.
6.50%, 3/15/14 (a)                                            230        224,825
Tyco International Group SA
6.875%, 1/15/29 (a)                                           102        113,889
                                                                     -----------
                                                                       1,388,632
                                                                     -----------
Insurance - 0.6%
Crum & Forster Holdings Corp.
10.375%, 6/15/13 (a)                                          105        107,625
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(c)                                         140        137,677
                                                                     -----------
                                                                         245,302
                                                                     -----------
Metals/Mining - 3.7%
AK Steel Corp.
7.875%, 2/15/09 (a)                                           190        189,287
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(c)                                         234        248,691
Evraz Group, SA
8.25%, 11/10/15 (a)(c)                                        223        223,558
Freeport-McMoran Copper & Gold, Inc.
10.125%, 2/01/10 (a)                                          120        127,200
International Steel Group, Inc.
6.50%, 4/15/14 (a)                                            134        132,325
Ispat Inland ULC
9.75%, 4/01/14 (a)                                            172        193,715
Mueller Group, Inc.
10.00%, 5/01/12 (a)                                            89         96,676
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)                                           330        325,050
                                                                     -----------
                                                                       1,536,502
                                                                     -----------
Non-Air Transportation - 1.2%
Amr Corp Del
9.00%, 8/01/12 (a)                                            116        116,580
BNSF Funding Trust I
6.613%, 12/15/55 (a)(b)                                       280        281,425
Horizon Lines LLC
9.00%, 11/01/12 (a)                                            88         90,640
                                                                     -----------
                                                                         488,645
                                                                     -----------
Paper/Packaging - 0.8%
NewPage Corp.
10.00%, 5/01/12 (a)                                           125        129,062
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09 (a)                                           176        180,840
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (f)(g)(h)(i)                                   91         24,074
                                                                     -----------
                                                                         333,976
                                                                     -----------
Petroleum Products - 1.8%
El Paso Production Holding Co.
7.75%, 6/01/13 (a)                                            210        214,725

Kerr-McGee Corp.
6.875%, 9/15/11 (a)                                           230        243,639
6.95%, 7/01/24 (a)                                            145        155,350
Newfield Exploration Co.
6.625%, 4/15/16 (a)                                            60         58,350
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)(c)                                        107        107,535
                                                                     -----------
                                                                         779,599
                                                                     -----------
Public Utilities - Electric & Gas - 7.2%
The AES Corp.
7.75%, 3/01/14 (a)                                            260        270,400
8.75%, 5/15/13 (a)(c)                                          55         58,988
9.00%, 5/15/15 (a)(c)                                          60         64,650
Allegheny Energy Supply
7.80%, 3/15/11 (a)                                            140        149,450
8.25%, 4/15/12 (a)(c)                                         250        272,500
Aquila, Inc.
14.875%, 7/01/12 (a)                                          135        177,188
CMS Energy Corp.
8.50%, 4/15/11 (a)                                            105        113,400
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16 (a)                                           195        198,900
Edison Mission Energy
7.50%, 6/15/13 (a)(c)                                         250        252,500
7.75%, 6/15/16 (a)(c)                                          80         81,000
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)                                           100        104,318
Range Resources Corp.
7.50%, 5/15/16 (a)                                            110        110,550
Reliant Energy, Inc.
6.75%, 12/15/14 (a)                                            50         47,562
9.50%, 7/15/13 (a)                                            240        249,000
Sierra Pacific Power Co.
6.00%, 5/15/16 (a)(c)                                          85         85,221
Sierra Pacific Resources
8.625%, 3/15/14 (a)                                           130        140,363
TECO Energy, Inc.
7.00%, 5/01/12 (a)                                            180        186,300
TXU Corp.
Series P
5.55%, 11/15/14 (a)                                           235        222,023
Series Q
6.50%, 11/15/24 (a)                                           234        221,702
                                                                     -----------
                                                                       3,006,015
                                                                     -----------
Public Utilities - Gas - 1.0%
Northwest Pipeline Corp.
8.125%, 3/01/10 (a)                                           105        109,200

Southern Natural Gas Co.
7.35%, 2/15/31 (a)                                            155        160,615
8.875%, 3/15/10 (a)                                           130        136,326
                                                                     -----------
                                                                         406,141
                                                                     -----------
Public Utilities - Telephone - 1.3%
Hawaiian Telcom Communications, Inc.
Series B
9.75%, 5/01/13 (a)                                             50         51,375
12.50%, 5/01/15 (a)                                            90         94,500
Qwest Corp.
6.875%, 9/15/33 (a)                                           240        219,000
Windstream Corp.
8.125%, 8/01/13 (a)(c)                                         98        104,003
8.625%, 8/01/16 (a)(c)                                         77         82,390
                                                                     -----------
                                                                         551,268
                                                                     -----------
Publishing - 1.5%
American Media Operations, Inc.
8.875%, 1/15/11 (a)                                            40         35,100
Series B
10.25%, 5/01/09 (a)                                            47         43,827
Dex Media East LLC
9.875%, 11/15/09 (a)                                           50         52,688
12.125%, 11/15/12 (a)                                          91        101,579
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)                                             60         61,950
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (a)                                            65         59,312
Series A-2
6.875%, 1/15/13 (a)                                           128        116,800
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(c)                                       145        145,725
                                                                     -----------
                                                                         616,981
                                                                     -----------
Retail - 1.3%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)(c)                                        65         62,725
GSC Holdings Corp.
8.00%, 10/01/12 (a)                                           280        288,400
Levi Strauss & Co.
8.875%, 4/01/16 (a)                                           113        112,435
Rite Aid Corp.
6.875%, 8/15/13 (a)                                           125        105,000
                                                                     -----------
                                                                         568,560
                                                                     -----------
Service - 4.4%
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)                                           174        169,650
7.125%, 5/15/16 (a)                                           275        271,219
Series B
7.375%, 4/15/14 (a)                                            90         88,650

Iron Mountain, Inc.
6.625%, 1/01/16 (a)                                           170        159,800
Service Corp. International
6.50%, 3/15/08 (a)                                            163        163,000
7.70%, 4/15/09 (a)                                            160        164,200
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)                                           310        320,850
United Rentals North America, Inc.
6.50%, 2/15/12 (a)                                            197        190,105
7.00%, 2/15/14 (a)                                             40         37,600
7.75%, 11/15/13 (a)                                           270        265,950
                                                                     -----------
                                                                       1,831,024
                                                                     -----------
Supermarket/Drug - 1.3%
Couche-Tard Inc.
7.50%, 12/15/13 (a)                                           169        171,535
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)                                           190        185,012
Rite Aid Corp.
9.25%, 6/01/13 (a)                                            110        107,800
Stater Brothers Holdings
8.125%, 6/15/12 (a)                                            65         65,325
                                                                     -----------
                                                                         529,672
                                                                     -----------
Technology - 2.5%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)                                             95         89,063
CA, Inc.
5.25%, 12/01/09 (a)(c)                                        110        107,013
Nortel Networks Corp.
6.875%, 9/01/23 (a)                                           155        127,875
Flextronics International Ltd.
6.50%, 5/15/13 (a)                                            175        173,250
Freescale Semiconductor, Inc.
7.125%, 7/15/14 (a)                                           110        117,975
Seagate Technology Hdd Holding
6.375%, 10/01/11 (a)                                          239        237,805
6.80%, 10/01/16 (a)                                           119        118,405
Serena Software, Inc.
Series WI
10.375%, 3/15/16 (a)                                           85         89,037
                                                                     -----------
                                                                       1,060,423
                                                                     -----------
Total Corporate Debt Obligations
   (cost $40,912,099)                                                 40,706,202
                                                                     -----------

                                                           Shares
                                                           ------
NON-CONVERTIBLE - PREFERRED STOCKS - 0.7%
Broadcasting/Media - 0.4%
ION Media Networks, Inc.
14.25%, 11/15/06 (a)(g)                                        19        158,650
                                                                     -----------

Financial - 0.3%
Sovereign REIT
12.00%, 5/16/20 (a)(c)                                         93        131,130
                                                                     -----------
Total Non-Convertible - Preferred Stocks
   (cost $243,037)                                                       289,780
                                                                     -----------

WARRANTS - 0.0%
Containers - 0.0%
PLIANT Corp., expiring 6/01/10 (f)(h)
   (cost $1,820)                                               50              1
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)
                                                        ---------
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
The Bank of New York
4.25%, 10/02/06
(cost $257,000)                                               257        257,000
                                                                     -----------
Total Investments - 98.3%
   (cost $41,413,956)                                                 41,252,983
Other assets less liabilities - 1.7%                                     701,431
                                                                     -----------
Net Assets - 100.0%                                                  $41,954,414
                                                                     -----------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                  U.S. $
                    Contract     Value on    U.S. $ Value at     Unrealized
                     Amount    Origination    September 30,     Appreciation/
                     (000)         Date           2006         (Depreciation)
-----------------------------------------------------------------------------
Sale Contracts:
Euro
settling 10/27/06        152      $193,743          $193,528             $215

(a) Position, or a portion thereof, has been segregated to collateralize forward exchange currency contracts. The aggregate market value of these securities amounted to $40,971,908.

(b) Floating Rate Security. Stated interest rate was in effect at September 30, 2006.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $9,055,416 or 21.6% of net assets.

(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2006.

(f)  Illiquid security, valued at fair value.

(g)  Pay-In-Kind Payments (PIK)

(h) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of September 30, 2006, are considered illiquid and restricted.

                                    Acquisition     Acquisition    Market   Percentage of
Restricted Securities                  Date            Cost        Value      Net Assets
-----------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08                  11/09/01-6/23/06     $497,070    $24,074       0.06%
Pliant Corp.-warrants
Expiring 6/01/10                 12/1/2000               1,820          1         0

(i)  Security is in default and is non-income producing.

(j) The coupon on this security varies along with its rating. If its rating falls below Baa3/BBB- by either Moody's or Standard & Poors, the coupon steps up 50 basis points. The security is currently rated B2/B.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Variable Products Series Fund
Americas Government Income Trust Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 76.8%
U.S. Treasury Strips - 22.1%
Zero Coupon, 5/15/13 (a)                          US$       3,500   $ 2,590,154
Zero Coupon, 2/15/16 (a)                                    2,500     1,622,175
Zero Coupon, 11/15/21 (a)                                  11,700     5,619,206
                                                                    -----------
                                                                      9,831,535
                                                                    -----------
Federal National Mortgage Association - 15.9%
Series 2004-
4.125%, 4/15/14 (a)                                         2,000     1,896,018
Series 2001-
5.375%, 11/15/11 (a)                                        5,000     5,107,205
Series 2002-
7.00%, 3/01/32 (a)                                             73        75,631
                                                                    -----------
                                                                      7,078,854
                                                                    -----------
U.S. Treasury Bonds - 14.0%
6.25%, 5/15/30 (b)                                          5,200     6,249,344
                                                                    -----------
U.S. Treasury Notes - 13.4%
1.625%, 1/15/15 (TIPS) (a)                                    632       601,012
3.50%, 11/15/09 (a)                                         4,915     4,758,143
4.25%, 11/15/13 - 8/15/15 (a)                                 645       630,134
                                                                    -----------
                                                                      5,989,289
                                                                    -----------
Government National Mortgage Association - 11.4%
Series 2006-
6.00%, 7/15/36 (a)                                          4,990     5,050,932
Series 1994-
9.00%, 9/15/24 (a)                                              7         7,830
                                                                    -----------
                                                                      5,058,762
                                                                    -----------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $33,154,777)                                                34,207,784
                                                                    -----------
SOVEREIGN DEBT OBLIGATIONS - 34.6%
Canada - 17.7%
Canada Housing Trust No 1
3.55%, 9/15/10 (a)                                CAD       2,000     1,760,501
Government of Canada
3.00%, 12/01/36 (a)                                           251       294,547
5.00%, 6/01/14 (a)                                            648       619,164
5.75%, 6/01/33 (a)                                          1,973     2,239,097

Series VW17
8.00%, 6/01/27 (a)                                          1,132     1,554,974
Province of Ontario
2.00%, 12/01/36 (a)                                           588       535,436
5.60%, 6/02/35 (a)                                            300       313,250
Province of Quebec
5.50%, 12/01/14 (a)                                           600       581,132
                                                                    -----------
                                                                      7,898,101
                                                                    -----------
Mexico - 16.9%
Mexican Bonos
Series M 20
8.00%, 12/07/23 (a)                               MXN      15,500     1,345,006
Series M7
8.00%, 12/24/08 (a)                                        48,857     4,480,532
Series M 20
10.00%, 12/05/24 (a)                                       16,205     1,677,674
                                                                    -----------
                                                                      7,503,212
                                                                    -----------
Total Sovereign Debt Obligations
   (cost $13,843,626)                                                15,401,313
                                                                    -----------
SHORT-TERM INVESTMENTS - 2.0%
Time Deposit - 2.0%
The Bank of New York
4.25%, 10/02/06
(cost $898,000)                                   US$         898       898,000
                                                                    -----------
Total Investments - 113.4%
   (cost $47,896,403)                                                50,507,097
Other assets less liabilities - (13.4)%                              (5,960,472)
                                                                    -----------
Net Assets - 100.0%                                                 $44,546,625
                                                                    -----------

FORWARD EXCHANGE CURRENCY CONTRACTS

                                   U.S. $
                     Contract     Value on    U.S. $ Value at     Unrealized
                      Amount    Origination    September 30,     Appreciation/
                      (000)         Date           2006         (Depreciation)
------------------------------------------------------------------------------
Buy Contracts:
Canadian Dollar
settling 10/11/06         976    $  874,705      $  873,740        $   (965)

Sale Contracts:
Canadian Dollar
settling 10/11/06       3,889     3,477,382       3,480,328          (2,946)
Canadian Dollar
settling 10/11/06         975       878,504         872,055           6,449
Mexican Nuevo Peso
settling 10/10/06      48,853     4,422,970       4,442,036         (19,066)

REVERSE REPURCHASE AGREEMENTS
Broker                                     Interest Rate   Maturity     Amount
--------------------------------------------------------------------------------
Greenwich Capital                              5.15 %      10/03/06   $6,290,677

(a) Position, or a portion thereof, has been segregated to collateralize forward exchange currency contracts. The aggregate market value of these securities amounted to $43,359,753.

(b) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $6,372,986.

Currency Abbreviations:
CAD                -      Canadian Dollar
MXN                -      Mexico Nuevo Peso

Glossary:
TIPS               -      Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund
U.S. Government/High Grade Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 48.9%
Federal National Mortgage Association - 38.9%
4.12%, 12/01/34 (a)                                       $  339   $    337,405
4.17%, 9/01/35 (a)                                           474        472,709
4.23%, 9/01/34 (a)                                           457        454,279
4.251%, 8/01/34 (a)                                          434        433,326
4.50%, 10/01/20 - 2/01/21                                  3,035      2,928,993
4.66%, 7/01/35 (a)                                           424        421,125
4.73%, 4/01/35 (a)                                           177        175,850
5.00%, 4/01/19 - 4/01/21                                   4,075      4,010,917
5.00%, TBA                                                 2,935      2,820,353
5.50%, 2/01/14 - 2/01/35                                   9,637      9,556,519
5.50%, TBA                                                 8,285      8,160,725
5.81%, 3/01/36 (a)                                           533        538,223
6.00%, TBA                                                 3,915      3,932,128
6.50%, 1/01/36                                               379        386,665
6.50%, TBA                                                 2,995      3,049,284
                                                                   ------------
                                                                     37,678,502
                                                                   ------------
U.S. Treasury Bonds - 3.6%
4.50%, 2/15/36                                             3,690      3,535,769
                                                                   ------------
Federal Gold Loan Mortgage Corp. - 3.2%
4.50%, 8/01/35 - 10/01/35                                  2,181      2,038,610
5.00%, 4/01/21                                             1,129      1,108,874
                                                                   ------------
                                                                      3,147,484
                                                                   ------------
Government National Mortgage Association - 2.0%
6.00%, 3/15/36                                             1,918      1,941,911
                                                                   ------------
U.S. Treasury Notes - 1.2%
1.88%, 7/15/13 (TIPS)                                        964        938,809
4.88%, 5/31/11                                               185        187,125
                                                                   ------------
                                                                      1,125,934
                                                                   ------------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $47,337,311)                                                47,429,600
                                                                   ------------
CORPORATE DEBT OBLIGATIONS - 20.3%
Aerospace/Defense - 0.1%
Textron, Inc.
6.38%, 11/15/08                                              125        127,925
                                                                   ------------

Automotive - 0.1%
Daimlerchrysler North America
4.88%, 6/15/10                                               110        106,876
                                                                   ------------
Banking - 2.8%
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)                                        365        410,256
Huntington National Bank
4.38%, 1/15/10                                               250        243,227
J.P. Morgan Chase & Co.
6.75%, 2/01/11                                               315        333,122
RBS Capital Trust III
5.51%, 9/29/49 (c)                                           335        325,505
Sanwa Bank Ltd.
7.40%, 6/15/11                                               100        108,030
UBS Preferred Funding Trust I
8.62%, 10/01/10 (c)                                          180        200,480
UFJ Finance Aruba AEC
6.75%, 7/15/13                                               240        256,850
Wachovia Capital Trust III
5.80%, 3/15/11 (c)                                           180        180,488
Washington Mutual, Inc.
4.00%, 1/15/09                                               310        301,724
Wells Fargo & Co.
4.20%, 1/15/10                                               195        189,446
Zions Bancorporation
5.50%, 11/16/15                                              135        133,382
                                                                   ------------
                                                                      2,682,510
                                                                   ------------
Broadcasting/Media - 1.0%
BSKYB Finance UK PLC
5.63%, 10/15/15 (b)                                          210        205,523
Clear Channel Communications, Inc.
5.50%, 9/15/14                                               215        199,754
News America, Inc.
6.55%, 3/15/33                                               125        123,141
Time Warner Entertainment Co.
8.38%, 3/15/23                                               250        288,718
WPP Finance Corp.
5.88%, 6/15/14                                               175        175,483
                                                                   ------------
                                                                        992,619
                                                                   ------------
Building/Real Estate - 0.5%
Centex Corp.
5.45%, 8/15/12                                               139        135,708
iStar Financial, Inc.
5.15%, 3/01/12                                               125        121,951
Simon Property Group LP
6.38%, 11/15/07                                              145        146,253
Toll Brothers Finance Corp.
6.88%, 11/15/12                                               95         96,127
                                                                   ------------
                                                                        500,039
                                                                   ------------

Cable - 1.0%
British Sky Broadcasting Group PLC
6.88%, 2/23/09                                               100        103,328
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22                                              160        207,034
Comcast Cable Communications, Inc.
6.88%, 6/15/09                                               250        259,959
Comcast Corp.
5.30%, 1/15/14                                               155        150,947
5.50%, 3/15/11                                               275        276,399
                                                                   ------------
                                                                        997,667
                                                                   ------------
Chemicals - 0.1%
Lubrizol Corp.
4.63%, 10/01/09                                              120        117,719
                                                                   ------------
Communications - 1.5%
AT&T Corp.
8.00%, 11/15/31                                               60         73,335
British Telecommunications PLC
8.38%, 12/15/10 (d)(e)                                       335        375,415
Sprint Capital Corp.
8.38%, 3/15/12                                               490        549,184
Telecom Italia Capital, SA
4.00%, 1/15/10                                               380        360,054
Verizon Global Funding Corp.
4.90%, 9/15/15                                               140        132,487
                                                                   ------------
                                                                      1,490,475
                                                                   ------------
Communications-Fixed - 0.3%
Embarq Corp.
6.74%, 6/01/13                                                20         20,577
Vodafone Group PLC
5.50%, 6/15/11                                               230        230,555
                                                                   ------------
                                                                        251,132
                                                                   ------------
Communications-Mobile - 0.6%
New Cingular Wireless Services, Inc.
7.88%, 3/01/11                                               415        454,464
8.75%, 3/01/31                                               120        153,408
                                                                   ------------
                                                                        607,872
                                                                   ------------
Conglomerate/Miscellaneous - 0.2%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (b)                                          185        209,682
                                                                   ------------
Consumer Manufacturing - 0.3%
Textron Financial Corp.
4.13%, 3/03/08                                               315        309,673
                                                                   ------------

Energy - 0.6%
Amerada Hess Corp.
7.88%, 10/01/29                                              165        194,985
Duke Energy Field Services Corp.
7.88%, 8/16/10                                                70         75,766
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14                                              125        122,314
Valero Energy Corp.
6.88%, 4/15/12                                               180        191,630
                                                                   ------------
                                                                        584,695
                                                                   ------------
Financial - 3.1%
American General Finance Corp.
4.63%, 5/15/09                                               340        334,349
Boeing Capital Corp.
4.75%, 8/25/08                                               210        208,535
Capital One Bank
6.50%, 6/13/13                                               140        146,424
CIT Group, Inc.
7.75%, 4/02/12                                               370        409,667
Countrywide Home Loans, Inc.
4.00%, 3/22/11                                               235        221,795
4.25%, 12/19/07                                              265        261,768
General Electric Capital Corp.
4.38%, 11/21/11                                               35         33,734
Goldman Sachs Group, Inc.
4.75%, 7/15/13                                               165        158,444
5.13%, 1/15/15                                               110        106,645
Household Finance Corp.
6.50%, 11/15/08                                              425        435,668
7.00%, 5/15/12                                               115        124,340
MBNA Corp.
4.63%, 9/15/08                                               290        286,764
MUFG Capital Finance 1 Ltd.
6.35%, 7/25/16 (c)                                           105        105,851
Resona Preferred Global Securities
7.19%, 7/30/15 (b)(c)                                        135        139,725
                                                                   ------------
                                                                      2,973,709
                                                                   ------------
Food/Beverage - 1.0%
Altria Group, Inc.
7.75%, 1/15/27                                               170        205,838
ConAgra Foods, Inc.
6.75%, 9/15/11                                                43         45,394
7.88%, 9/15/10                                               102        110,935
Kraft Foods, Inc.
4.13%, 11/12/09                                              415        402,111
5.25%, 10/01/13                                              220        217,468
                                                                   ------------
                                                                        981,746
                                                                   ------------
Health Care - 0.7%
Humana, Inc.
6.30%, 8/01/18                                               215        217,298
WellPoint, Inc.

4.25%, 12/15/09                                              320        310,518
Wyeth
5.50%, 2/01/14                                               186        186,352
                                                                   ------------
                                                                        714,168
                                                                   ------------
Industrial - 0.2%
Tyco International Group, SA
6.00%, 11/15/13                                              155        160,399
                                                                   ------------
Insurance - 0.8%
Assurant, Inc.
5.63%, 2/15/14                                               155        154,349
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)                                           145        142,594
Zurich Capital Trust I
8.38%, 6/01/37 (b)                                           490        515,632
                                                                   ------------
                                                                        812,575
                                                                   ------------
Metals/Mining - 0.1%
Ispat Inland ULC
9.75%, 4/01/14                                                95        106,994
                                                                   ------------
Paper/Packaging - 0.7%
International Paper Co.
5.30%, 4/01/15                                               220        212,704
Packaging Corp. of America
5.75%, 8/01/13                                               155        152,118
Westvaco Corp.
8.20%, 1/15/30                                                75         84,382
Weyerhaeuser Co.
5.95%, 11/01/08                                              175        176,950
                                                                   ------------
                                                                        626,154
                                                                   ------------
Public Utilities - Electric & Gas - 2.9%
Carolina Power & Light Co.
6.50%, 7/15/12                                               335        352,393
Consumers Energy Co.
Series C
4.25%, 4/15/08                                               130        127,720
Duke Capital LLC
8.00%, 10/01/19                                              250        290,462
Exelon Corp.
6.75%, 5/01/11                                               220        231,395
FirstEnergy Corp.
Series B
6.45%, 11/15/11                                              205        213,851
Series C
7.38%, 11/15/31                                              215        248,571
MidAmerican Energy Holdings Co.
5.88%, 10/01/12                                              135        137,464
Nisource Finance Corp.
7.88%, 11/15/10                                              190        204,957
Pacific Gas & Electric Co.
4.80%, 3/01/14                                               215        206,907

Progress Energy, Inc.
7.10%, 3/01/11                                               155        166,151
Public Service Company of Colorado
7.88%, 10/01/12                                              100        112,913
TXU Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)                                          235        244,114
Xcel Energy, Inc.
7.00%, 12/01/10                                              210        222,593
                                                                   ------------
                                                                      2,759,491
                                                                   ------------
Public Utilities - Telephone - 0.5%
CenturyTel, Inc.
Series G
6.88%, 1/15/28                                               150        144,852
Telecom Italia Capital
4.00%, 11/15/08                                              120        116,404
6.38%, 11/15/33                                               75         70,141
Verizon New Jersey, Inc.
Series A
5.88%, 1/17/12                                               170        171,718
                                                                   ------------
                                                                        503,115
                                                                   ------------
Publishing - 0.1%
RR Donnelley & Sons Co.
4.95%, 4/01/14                                                65         58,490
                                                                   ------------
Service - 0.2%
Waste Management, Inc.
6.88%, 5/15/09                                               205        212,985
                                                                   ------------
Supermarket/Drug - 0.2%
Safeway, Inc.
4.13%, 11/01/08                                               73         71,050
4.80%, 7/16/07                                                85         84,570
                                                                   ------------
                                                                        155,620
                                                                   ------------
Technology - 0.7%
Cisco Systems, Inc.
5.25%, 2/22/11                                                90         90,379
IBM Corp.
4.38%, 6/01/09                                                90         88,495
Motorola, Inc.
7.63%, 11/15/10                                               22         23,910
Oracle Corp.
5.25%, 1/15/16                                               430        423,149
                                                                   ------------
                                                                        625,933
                                                                   ------------
Total Corporate Debt Obligations
   (cost $19,593,308)                                                19,670,263
                                                                   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 13.2%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3
4.13%, 7/10/42                                               410        398,519

Series 2004-6, Class A2
4.16%, 12/10/42                                              525        509,766
Series 2005-6, Class A4
5.35%, 9/10/47 (c)                                           680        675,179
Series 2001-PB1, Class A2
5.79%, 5/11/35                                               339        346,499
Bear Stearns Commercial Mortgage
   Securities, Inc.
Series 2005-T18, Class A4
4.933%, 2/13/42 (c)                                          530        515,185
Series 2005-PWR7, Class A3
5.12%, 2/11/41 (c)                                           505        497,642
Credit Suisse First Boston Mortgage
   Securities Corp.
Series 2003-CK2, Class A2
3.86%, 3/15/36                                               360        351,904
Series 2005-C1, Class A4
5.01%, 2/15/38 (c)                                           450        440,389
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.86%, 7/10/45                                               455        450,509
Greenwich Capital Commercial Funding
   Corp
Series 2003-C1, Class A4
4.11%, 7/05/35                                               450        422,087
Series 2005-GG3, Class A2
4.30%, 8/10/42                                               530        517,785
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 8/10/38 (c)                                           300        301,389
JP Morgan Chase Commercial Mortgage
   Securities Corp.
Series 2004-C1, Class A2
4.30%, 1/15/38                                                95         91,416
Series 2005-LDP4, Class A2
4.79%, 10/15/42                                              465        458,156
Series 2005-LDP3, Class A2
4.85%, 8/15/42                                               405        399,895
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (c)                                          550        538,769
Series 2005-LDP5, Class A2
5.20%, 12/15/44                                              360        359,704
Series 2006-CB14, Class A4
5.48%, 12/12/44 (c)                                          195        196,547
Series 2006-CB15, Class A4
5.81%, 6/12/43 (c)                                           290        299,724
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.17%, 5/15/32                                               430        404,569
Series 2004-C8, Class A2
4.20%, 12/15/29                                              420        408,225

Series 2005-C1, Class A4
4.74%, 2/15/30                                               365        351,043
Series 2006-C1, Class A4
5.16%, 2/15/31                                               485        478,495
Series 2005-C7, Class A4
5.20%, 11/15/30 (c)                                          340        331,561
Series 2004-C4, Class A4
5.30%, 6/15/29 (c)                                           830        837,263
Series 2006-C6, Class A4
5.37%, 9/15/39 (c)                                           530        531,102
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 9/12/42                                               655        647,292
Series 2005-CKI1, Class A6
5.42%, 11/12/37 (c)                                          280        279,075
Merrill Lynch/Countrywide Commercial
   Mortgage Trust
Series 2006-2, Class A4
6.11%, 6/12/46 (c)                                           145        151,783
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41                                              655        631,898
                                                                   ------------
Total Commercial Mortgage Backed Securities
   (cost $12,960,549)                                                12,823,370
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.8%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.43%, 2/25/36 (c)                                           536        534,175
Series 2005-10, Class 24A1
5.96%, 1/25/36 (c)                                           395        398,382
Series 2006-2, Class 23A1
5.99%, 3/25/36 (c)                                           424        428,054
Series 2006-3, Class 22A1
6.24%, 5/25/36 (c)                                           234        237,398
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.12%, 5/25/35 (c)                                           532        525,853
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)                                           665        663,520
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.23%, 12/25/35 (a)                                          321        321,125
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.27%, 5/25/36 (c)                                           285        288,994
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A1, Class 2A1
6.22%, 3/25/36 (c)                                           419        423,895
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (c)                                          290        292,900

Residential Funding Mortgage Securities,
   Inc
Series 2005-SA3, Class 3A
5.24%, 8/25/35 (c)                                           350        346,832
Structured Adjustable Rate Mortgage Loan
   Trust
Series 2006-3, Class 2A1
6.02%, 4/25/36 (c)                                           359        362,743
Washington Mutual, Inc.
Series 2005-AR2, Class 2A22
5.55%, 1/25/45 (a)                                           151        151,127
Wells Fargo Mortgage Backed Securities
   Trust
Series 2006-AR11, Class A4
5.54%, 7/25/36 (c)                                           649        644,242
                                                                   ------------
Federal Agency - CMO's - 0.9%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.406%, 5/28/35 (a)                                          179        178,740
Freddie Mac Reference REMIC
Series 2006-R007, Class AC
5.875%, 5/15/16                                              805        808,773
                                                                   ------------
Total Collateralized Mortgage Obligations
   (cost $6,586,898)                                                  6,606,753
                                                                   ------------
ASSET BACKED SECURITIES - 6.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
6.08%, 12/25/32 (a)                                          136        136,309
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.48%, 4/25/22 (a)                                           102        102,209
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08                                               465        462,893
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09                                               720        714,938
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (e)                                           116        104,882
Credit-Based Asset Servicing and
   Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (e)                                           252        241,467
Series 2005-CB7, Class AF2
5.15%, 11/25/35 (e)                                          260        258,172
DB Master Finance, LLC
Series 2006-1, Class A2
5.78%, 6/20/31 (b)                                           100        101,501
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B

5.50%, 12/25/35 (a)                                          285        285,125
HFC Home Equity Loan Asset Backed
   Certificates
Series 2005-3, Class A1
5.585%, 1/20/35 (a)                                          255        255,232
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.74%, 1/25/36 (e)                                           305        301,389
Series 2006-1, Class A2
5.3%, 5/25/36 (e)                                            120        119,717
Series 2005-2, Class A1
5.51%, 7/25/35 (a)                                            56         55,941
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.44%, 11/25/36 (a)                                          490        489,848
Providian Gateway Master Trust
Series 2004-DA, Class A
3.35%, 9/15/11 (b)                                           360        353,588
RAAC Series
Series 2006-SP3, Class A1
5.41%, 8/25/36 (a)                                           231        231,062
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
5.50%, 3/25/35 (a)                                           290        290,227
Series 2005-RZ1, Class A2
5.524%, 4/25/35 (a)                                          385        385,420
Residential Asset Securities Corp.
Series 2002-KS7, Class A2
5.70%, 11/25/32 (a)                                           72         71,629

Residential Funding Mortgage Securities II,
   Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35                                               225        221,836
Saxon Asset Securities Trust
Series 2005-4, Class A2B
5.51%, 11/25/37 (a)                                          300        300,281
Specialty Underwriting & Residential
   Finance
Series 2006-BC1, Class A2A
5.41%, 12/25/36 (a)                                          205        204,580
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.41%, 1/25/36 (a)                                           161        161,064
                                                                   ------------
Total Asset Backed Securities
   (cost $5,876,456)                                                  5,849,310
                                                                   ------------
SOVEREIGN DEBT OBLIGATIONS - 4.0%
Sovereign Debt Obligations - 4.0%
Russian Federation

5.00%, 3/31/30 (b)(e)                                      1,730      1,927,877
United Mexican States
5.63%, 1/15/17                                             1,490      1,472,120
7.50%, 1/14/12                                               425        466,438
                                                                   ------------
                                                                      1,938,558
Total Sovereign Debt Obligations
   (cost $3,753,211)                                                  3,866,435
                                                                   ------------
SHORT-TERM INVESTMENTS - 19.7%
U.S. Government & Government Sponsored
   Agency Obligations - 17.1%
Federal Home Loan Bank
Zero Coupon, 11/13/06                                      5,530      5,497,373
Federal Home Loan Mortgage Corp.
5.20%, 10/06/06                                            6,335      6,331,440
Federal National Mortgage Association
Zero Coupon, 11/07/06                                      4,760      4,735,914
                                                                   ------------
                                                                     16,564,727
                                                                   ------------
Time Deposit - 2.6%
The Bank of New York
4.25%, 10/02/06                                            2,500      2,500,000
Total Short-Term Investments
   (cost $19,064,262)                                                19,064,727
                                                                   ------------
Total Investments - 118.9%
   (cost $115,171,995)                                              115,310,458
Other assets less liabilities - (18.9)%                             (18,345,878)
                                                                   ------------
Net Assets - 100.0%                                                $ 96,964,580
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                        -----------------------------
               Notional                   Payments        Payments        Unrealized
Swap            Amount    Termination      made by       received by     Appreciation/
Counterparty    (000)        Date       the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
Lehman
   Brothers     $3,505      11/02/07    3 month LIBOR       4.814%          $14,169
Lehman
   Brothers      1,000       3/02/16    3 month LIBOR      5.0625%           (6,411)

(a) Floating Rate Security. Stated interest rate was in effect at September 30, 2006.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate market value of these securities amounted to $4,250,492 or 4.4% of net assets.

(c)  Variable rate coupon, rate shown as of September 30, 2006.

(d) The coupon on this security varies along with its rating. For each rating downgrade by either Moody's or Standard & Poors, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.125%. The security is currently Baa1/BBB+.

(e) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2006.

Glossary:

HFC   - Housing Finance Corporation

LIBOR - London Interbank Offered Rates

LIBOR - London Interbank Offered Rates

TBA   - (To Be Assigned) - Securities are purchased on a forward committment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS  - Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund
Money Market Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER - 79.4%
Allied Irish Banks PLC
5.25, 11/30/06 (a)                                       $  900     $   892,256
American General Finance Corp.
5.25, 12/18/06                                            2,000       1,977,542
Anglo Irish Bank
5.285, 11/16/06 (a)                                         900         894,054
Asb Bank Ltd.
5.27, 11/20/06 (a)                                        1,100       1,092,110
Bank Of America Corp.
5.25, 10/23/06                                            2,700       2,691,731
Banque Et Caisse Epargne
5.25, 10/11/06                                            2,700       2,696,456
Barclays US Funding
5.26, 12/12/06                                            2,500       2,473,700
Bear Stearns
5.29, 10/30/06                                              900         896,297
Caisse Nationale
5.265, 11/15/06 (a)                                       1,100       1,092,922
Citigroup Funding Inc.
5.26, 10/03/06                                            2,200       2,199,679
Danske Corp.
5.27, 10/10/06 (a)                                        1,200       1,198,595
Dexia
5.25, 10/23/06                                            1,100       1,096,631
Dresdner US Finance
5.25, 12/06/06                                              900         891,469
Falcon Asset Sec Corp.
5.26, 11/15/06 (a)                                        2,400       2,384,571
Fountain Square Funding
5.27, 10/24/06 (a)                                        2,600       2,591,627
Galaxy Funding Inc.
5.25, 12/19/06 (a)                                        2,400       2,372,700
General Electric Cap Corp.
5.26, 11/27/06                                            2,600       2,578,726
Hsbc Usa Inc.
5.25, 10/04/06                                            2,700       2,699,213
ING Funding LLC
5.245, 10/25/06                                           1,100       1,096,314
K2 Corporation
5.265, 11/08/06 (a)                                       2,000       1,989,178

MetLife Inc.
5.34, 10/02/06                                            1,200       1,200,000
Old Line Funding
5.26, 11/02/06 (a)                                        1,100       1,095,018
Prudential PLC
5.26, 11/09/06 (a)                                        2,700       2,685,009
San Paolo Financial Co.
5.24, 10/12/06                                              900         898,690
Santander
5.27, 11/03/06                                            1,100       1,094,847
Societe Generale
5.245, 10/05/06                                             800         799,650
Toyota Motor Credit Co.
5.25, 11/14/06                                            2,500       2,484,323
Westpac Banking Corp.
5.275, 11/10/06                                           1,100       1,093,714
                                                                    -----------
Total Commercial Paper
   (cost $47,157,019)                                                47,157,019
                                                                    -----------
CERTIFICATE OF DEPOSIT - 21.0%
Banco Bilbao Vizcaya
5.50, 10/23/06                                            1,200       1,200,000
Calyon NY
5.295, 10/24/06                                           2,600       2,600,000
CC USA, Inc.
5.447, 1/10/07 (a) (b)                                    1,200       1,200,000
Credit Suisse First Boston
5.29, 10/17/06                                              900         900,000
Depfa Bank PlC
5.335, 11/17/06 (a)                                       1,100       1,100,000
Norinchukin Bank
5.36, 12/05/06                                              900         900,000
Regions Bank
5.31, 12/14/06                                              900         900,000
Royal Bank Scotland PLC
Series YCD
4.755, 1/12/07                                            1,600       1,600,022
Union Bank Of California
5.30, 10/16/06                                              900         900,000
Wachovia Bank
Series CD
5.327, 3/30/07 (b)                                        1,200       1,200,008
Total Certificate of Deposit
   (cost $12,500,029)                                                12,500,029
                                                                    -----------
Total Investments - 100.4%
   (cost $59,657,049)                                                59,657,049
Other assets less liabilities - (0.4)%                                 (245,369)
                                                                    -----------
Net Assets - 100.0%                                                 $59,411,680
                                                                    -----------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate market value of these securities amounted to $20,588,040 or 34.7% of net assets.
(b) Floating Rate Security. Stated interest rate was in effect at September 30, 2006

AllianceBernstein Variable Products Series Fund
U.S. Large Cap Blended Style Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
-------                                                ---------   -------------
COMMON STOCKS - 99.1%
Financial - 29.8%
Banking - 9.9%
Citigroup, Inc.                                           7,400    $    367,558
Comerica, Inc.                                              900          51,228
Federal Home Loan Mortgage Corp.                          1,525         101,153
Federal National Mortgage Association                     2,000         111,820
Huntington Bancshares, Inc.                               2,000          47,860
JPMorgan Chase & Co.                                      9,500         446,120
Keycorp                                                     600          22,464
Mellon Financial Corp.                                    2,000          78,200
National City Corp.                                       2,000          73,200
Northern Trust Corp.                                        900          52,587
UBS AG                                                    3,450         204,620
Wachovia Corp.                                            1,300          72,540
                                                                   ------------
                                                                      1,629,350
                                                                   ------------
Financial Services - 7.3%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                             145          69,346
Federated Investors, Inc.-Class B                         1,000          33,810
Franklin Resources, Inc.                                  2,000         211,500
Goldman Sachs Group, Inc.                                 1,200         203,004
Legg Mason, Inc.                                          2,100         211,806
MBIA, Inc.                                                  500          30,720
Merrill Lynch & Co., Inc.                                 4,150         324,613
Morgan Stanley                                              500          36,455
Nasdaq Stock Market, Inc. (a)                               500          15,120
NYSE Group, Inc. (a)                                        900          67,275
                                                                   ------------
                                                                      1,203,649
                                                                   ------------
Insurance - 9.2%
ACE, Ltd.                                                   450          24,628
Allstate Corp.                                              250          15,683
American International Group, Inc.                        6,000         397,560
Chubb Corp.                                               1,400          72,744
Genworth Financial, Inc.-Class A                          1,700          59,517
Hartford Financial Services Group, Inc.                     900          78,075
Metlife, Inc.                                             1,500          85,020
RenaissanceRe Holdings, Ltd.                                800          44,480
The St Paul Travelers Cos, Inc.                           2,000          93,780
Torchmark Corp.                                             600          37,866
UnitedHealth Group, Inc.                                  2,275         111,930
UnumProvident Corp.                                       1,100          21,329
WellPoint, Inc. (a)                                       5,675         437,259
XL Capital Ltd.-Class A                                     600          41,220
                                                                   ------------
                                                                      1,521,091
                                                                   ------------
Major Regional Banks - 3.2%
Bank of America Corp.                                     6,400         342,848
PNC Financial Services Group, Inc.                          400          28,976

US Bancorp                                                1,700          56,474
Wells Fargo & Co.                                         2,800         101,304
                                                                   ------------
                                                                        529,602
                                                                   ------------
Miscellaneous Financial - 0.2%
Waddell & Reed Financial, Inc.-Class A                    1,000          24,750
                                                                   ------------
                                                                      4,908,442
                                                                   ------------
Medical - 11.5%
Health & Personal Care - 10.0%
Amgen, Inc. (a)                                             400          28,612
Caremark Rx, Inc.                                         4,125         233,764
Eli Lilly & Co.                                             800          45,600
Genentech, Inc. (a)                                       3,675         303,922
Gilead Sciences, Inc. (a)                                 3,650         250,755
Medco Health Solutions, Inc. (a)                          1,825         109,701
Merck & Co. Inc.                                          3,100         129,890
Pfizer, Inc.                                             11,000         311,960
Tenet Healthcare Corp. (a)                                2,200          17,908
Teva Pharmaceutical Industries Ltd. (ADR)                 6,150         209,653
                                                                   ------------
                                                                      1,641,765
                                                                   ------------
Medical Products - 1.5%
Alcon, Inc.                                               2,200         251,900
                                                                   ------------
                                                                      1,893,665
                                                                   ------------
Technology/Electronics - 9.8%
Data Processing - 3.9%
Electronic Data Systems Corp.                             2,700          66,204
Google, Inc.-Class A (a)                                  1,060         426,014
Hewlett-Packard Co.                                       2,700          99,063
International Business Machines Corp.                       700          57,358
                                                                   ------------
                                                                        648,639
                                                                   ------------
Electrical & Electronics - 3.3%
Broadcom Corp.-Class A (a)                                7,062         214,261
Motorola, Inc.                                              700          17,500
Nokia OYJ (ADR)                                           2,000          39,380
QUALCOMM, Inc.                                            7,325         266,264
                                                                   ------------
                                                                        537,405
                                                                   ------------
Electronic Components & Instruments - 2.6%
Advanced Micro Devices, Inc. (a)                          7,900         196,315
Corning, Inc. (a)                                         7,550         184,295
Flextronics International Ltd. (a)                        1,800          22,752
Nvidia Corp. (a)                                            950          28,111
                                                                   ------------
                                                                        431,473
                                                                   ------------
                                                                      1,617,517
                                                                   ------------

Energy - 9.4%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.                                          475          32,395
GlobalSantaFe Corp.                                       2,900         144,971
Halliburton Co.                                           9,700         275,965
Nabors Industries Ltd. (a)                                2,100          62,475
Rowan Cos., Inc.                                            700          22,141
Schlumberger, Ltd.                                        1,100          68,233
                                                                   ------------
                                                                        606,180
                                                                   ------------
Energy Sources - 5.4%
BP PLC (ADR)                                                600          39,348
Chevron Corp.                                             2,700         175,122
ConocoPhillips                                            1,800         107,154
Exxon Mobil Corp.                                         7,800         523,380
Occidental Petroleum Corp.                                  200           9,622
Total SA (ADR)                                              700          46,158
                                                                   ------------
                                                                        900,784
                                                                   ------------
Oil Service - 0.3%
Marathon Oil Corp.                                          600          46,140
                                                                   ------------
                                                                      1,553,104
                                                                   ------------
Consumer Cyclicals - 9.4%
Broadcasting & Publishing - 3.5%
CBS Corp.-Class B                                         2,375          66,904
Comcast Corp.-Special-Class A (a)                         2,800         103,068
Time Warner, Inc.                                         6,600         120,318
Viacom, Inc.-Class B (a)                                    175           6,506
Walt Disney Co.                                             600          18,546
Yahoo! Inc. (a)                                          10,200         257,856
                                                                   ------------
                                                                        573,198
                                                                   ------------
Business & Public Services - 0.2%
Interpublic Group of Cos., Inc. (a)                       3,200          31,680
                                                                   ------------
Leisure & Tourism - 2.4%
Hilton Hotels Corp.                                       1,800          50,130
Las Vegas Sands Corp. (a)                                   400          27,340
McDonald's Corp.                                          7,200         281,664
Starwood Hotels & Resorts Worldwide, Inc.                   600          34,314
                                                                   ------------
                                                                        393,448
                                                                   ------------
Merchandising - 2.7%
Kohl's Corp. (a)                                          1,500          97,380
Limited Brands Inc.                                       1,900          50,331
Lowe's Cos, Inc.                                          1,100          30,866
Office Depot, Inc. (a)                                    1,700          67,490
Saks, Inc.                                                1,400          24,192
Target Corp.                                              3,175         175,419
                                                                   ------------
                                                                        445,678
                                                                   ------------
Recreation & Other Consumer - 0.3%
Mattel, Inc.                                              2,800          55,160
                                                                   ------------

Textiles & Apparel - 0.3%
Jones Apparel Group, Inc.                                 1,500          48,660
                                                                   ------------
                                                                      1,547,824
                                                                   ------------
Capital Equipment - 7.4%
Aerospace & Defense - 2.8%
Boeing Co.                                                5,250         413,963
Rockwell Collins, Inc.                                    1,000          54,840
                                                                   ------------
                                                                        468,803
                                                                   ------------
Automobiles - 1.1%
Autoliv, Inc.                                             1,000          55,110
BorgWarner, Inc.                                            700          40,019
DaimlerChrysler AG                                          800          39,968
Magna International, Inc.-Class A                           250          18,257
Toyota Motor Corp. (ADR)                                    250          27,225
                                                                   ------------
                                                                        180,579
                                                                   ------------
Defense - 0.4%
Northrop Grumman Corp.                                      900          61,263
                                                                   ------------
Industrial Components - 0.3%
Eaton Corp.                                                 700          48,195
                                                                   ------------
Miscellaneous Capital Goods - 0.3%
SPX Corp.                                                   900          48,096
                                                                   ------------
Multi-Industry - 2.5%
Crane Co.                                                   700          29,260
Emerson Electric Co.                                        800          67,088
General Electric Co.                                      6,000         211,800
Ingersoll-Rand Co. Ltd.-Class A                             800          30,384
Textron, Inc.                                               600          52,500
United Technologies Corp.                                   400          25,340
                                                                   ------------
                                                                        416,372
                                                                   ------------
                                                                      1,223,308
                                                                   ------------
Consumer Staples - 7.4%
Food & Household Products - 5.4%
Clorox Co.                                                  900          56,700
Colgate-Palmolive Co.                                       800          49,680
Kellogg Co.                                               1,000          49,520
Kimberly-Clark Corp.                                      1,000          65,360
Kroger Co.                                                3,100          71,734
Procter & Gamble Co.                                      8,300         514,434
Safeway, Inc.                                             1,600          48,560
Walgreen Co.                                                700          31,073
                                                                   ------------
                                                                        887,061
                                                                   ------------
Foods - 0.5%
General Mills, Inc.                                       1,200          67,920
Kraft Foods, Inc.-Class A                                   275           9,807
                                                                   ------------
                                                                         77,727
                                                                   ------------
Merchandising - 0.3%
Whole Foods Market, Inc.                                    900          53,487
                                                                   ------------
Tobacco - 1.2%
Altria Group, Inc.                                        2,300         176,065
UST, Inc.                                                   400          21,932
                                                                   ------------
                                                                        197,997
                                                                   ------------
                                                                      1,216,272
                                                                   ------------

Technology - 5.6%
Communication Equipment - 0.4%
Cisco Systems, Inc. (a)                                   3,000          69,000
                                                                   ------------
Computer/Instrumentation - 0.3%
Sanmina-SCI Corp. (a)                                     3,000          11,220
Solectron Corp. (a)                                      11,800          38,468
                                                                   ------------
                                                                         49,688
                                                                   ------------
Data Processing - 4.1%
Apple Computer, Inc. (a)                                  6,150         473,735
Microsoft Corp.                                           1,900          51,927
Network Appliance, Inc. (a)                               3,700         136,937
                                                                   ------------
                                                                        662,599
                                                                   ------------
Electrical & Electronics - 0.4%
ADC Telecommunications, Inc. (a)                          1,300          19,500
Juniper Networks, Inc. (a)                                2,750          47,520
                                                                   ------------
                                                                         67,020
                                                                   ------------
Miscellaneous Industrial Technology - 0.2%
Arrow Electronics, Inc. (a)                               1,200          32,916
                                                                   ------------
Semiconductors - 0.2%
Agere Systems, Inc.-Class A (a)                           2,100          31,353
                                                                   ------------
                                                                        912,576
                                                                   ------------
Utilities - 3.6%
Telecommunications - 0.5%
Sprint Corp. (a)                                          4,700          80,605
                                                                   ------------
Telephone - 2.0%
BellSouth Corp.                                           3,500         149,625
Verizon Communications, Inc.                              4,900         181,937
                                                                   ------------
                                                                        331,562
                                                                   ------------
Utility (Electric & Gas) - 1.1%
Dominion Resources, Inc.                                  1,000          76,490
Entergy Corp.                                               900          70,407
Northeast Utilities                                       1,400          32,578
                                                                   ------------
                                                                        179,475
                                                                   ------------
                                                                        591,642
                                                                   ------------
Industrial Commodities - 2.3%
Chemicals - 2.0%
Dow Chemical Co.                                          1,600          62,368
EI Du Pont de Nemours & Co.                                 225           9,639
Lubrizol Corp.                                              700          32,011
Monsanto Co.                                              3,600         169,236
PPG Industries, Inc.                                        900          60,372
                                                                   ------------
                                                                        333,626
                                                                   ------------
Forest & Paper - 0.1%
Smurfit-Stone Container Corp. (a)                         1,900          21,280
                                                                   ------------

Miscellaneous Materials - 0.2%
Crown Holdings, Inc. (a)                                  1,300          24,180
                                                                   ------------
                                                                        379,086
                                                                   ------------
Telecommunications - 1.7%
America Movil SA de CV Series L (ADR)                     2,550         100,393
American Tower Corp.-Class A (a)                            400          14,600
AT&T, Inc.                                                2,700          87,912
Crown Castle International Corp. (a)                      1,700          59,908
Embarq Corp.-Class W                                        235          11,367
                                                                   ------------
                                                                        274,180
                                                                   ------------
Services - 0.5%
Railroads - 0.5%
CSX Corp.                                                 2,300          75,509
                                                                   ------------
Finance - 0.3%
Mortgage Banking - 0.3%
Washington Mutual, Inc.                                   1,200          52,164
                                                                   ------------
Transportation - 0.2%
Transportation - Road & Rail - 0.2%
Norfolk Southern Corp.                                      700          30,835
                                                                   ------------
Industrial Resources - 0.2%
Containers - Metal/Glass/Paper - 0.2%
Owens-Illinois, Inc. (a)                                  1,700          26,214
                                                                   ------------
Total Common Stocks
(cost $13,653,234)                                                   16,302,338
                                                                   ------------

                                                       Principal
                                                        Amount
                                                         (000)
                                                       ---------
SHORT-TERM INVESTMENTS - 1.7%
Time Deposit - 1.7%
The Bank of New York
4.25%, 10/02/06
(cost $280,000)                                          $   280        280,000
                                                                   ------------
Total Investments - 100.8%
(cost $13,933,234)                                                   16,582,338
Other assets less liabilities - (0.8)%                                 (131,617)
                                                                   ------------
Net Assets - 100.0%                                                $ 16,450,721
                                                                   ------------

(a)   Non-income producing security.

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR - American Depositary Receipt

AllianceBernstein Variable Products Series Fund
Balanced Wealth Strategy Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 62.6%
Financial - 17.0%
Banking - 8.4%
Banco Bilbao Vizcaya Argentaria SA                         10,341    $   239,137
Bank Leumi Le-Israel                                       14,400         56,373
Bank of America Corp.                                      14,825        794,175
The Bank of New York Co., Inc                               5,000        176,300
Barclays PLC                                               13,900        175,287
BNP Paribas SA                                              5,918        635,983
Citigroup, Inc.                                            19,300        958,631
Comerica, Inc.                                              2,125        120,955
Credit Agricole SA                                          3,480        152,583
Credit Suisse Group                                         9,200        531,999
Federal Home Loan Mortgage Corp.                            3,675        243,763
Federal National Mortgage Association                       5,250        293,527
Fortis                                                      4,200        170,377
HBOS PLC                                                    9,150        180,931
Huntington Bancshares, Inc.                                 4,000         95,720
JP Morgan Chase & Co.                                      24,950      1,171,652
Keycorp                                                     1,250         46,800
Kookmin Bank                                                1,200         93,979
Mellon Financial Corp.                                      3,000        117,300
Mitsubishi UFJ Financial Group, Inc.                           21        270,222
National City Corp.                                         4,775        174,765
Northern Trust Corp.                                        2,350        137,311
PNC Financial Services Group, Inc.                            450         32,598
Royal Bank of Scotland Group PLC                            6,900        237,415
Societe Generale                                            1,200        190,647
Standard Bank Group Ltd.                                    8,500         84,733
Standard Chartered PLC                                      3,904         99,914
Sumitomo Mitsui Financial Group, Inc.                          51        535,544
SunTrust Banks, Inc.                                        2,150        166,152
UBS AG                                                      6,296        376,354
UBS AG                                                      9,600        569,376
UniCredito Italiano SpA                                    30,551        253,541
US Bancorp                                                  5,600        186,032
Wachovia Corp.                                              4,300        239,940
Wells Fargo & Co.                                           5,750        208,035
                                                                     -----------
                                                                      10,018,051
                                                                     -----------
Financial Services - 3.9%
Ameriprise Financial, Inc.                                  2,800        131,320

Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                               410        196,083
CIT Group, Inc.                                             3,000        145,890
Citycon Oyj                                                 7,800         41,047
Countrywide Financial Corp.                                 4,300        150,672
Federated Investors, Inc.-Class B                           1,750         59,167
Franklin Resources, Inc.                                    6,425        679,444
Goldman Sachs Group, Inc.                                   3,450        583,636
Janus Capital Group, Inc.                                   5,300        104,516
Legg Mason, Inc.                                            5,175        521,950
Man Group PLC                                              20,346        170,635
MBIA, Inc.                                                  1,200         73,728
Merrill Lynch & Co., Inc.                                  10,450        817,399
Morgan Stanley                                              1,700        123,947
Nasdaq Stock Market, Inc. (a)                               1,400         42,336
Nomura Holdings, Inc.                                      10,300        181,334
NYSE Group, Inc. (a)                                        2,150        160,713
ORIX Corp.                                                  1,520        419,967
Prudential Financial, Inc.                                    200         15,250
Waddell & Reed Financial, Inc.-Class A                      2,150         53,213
                                                                     -----------
                                                                       4,672,247
                                                                     -----------
Insurance - 4.5%
Allstate Corp.                                              1,600        100,368
American International Group, Inc.                         16,150      1,070,099
AON Corp.                                                   4,200        142,254
Aviva PLC                                                  13,100        191,935
Chubb Corp.                                                 3,500        181,860
Fondiaria-Sai SpA                                             700         23,081
Fondiaria-Sai SpA                                           1,600         70,147
Friends Provident PLC                                      20,270         73,429
Genworth Financial, Inc.-Class A                            4,325        151,418
Hartford Financial Services Group, Inc.                     1,875        162,656
ING Groep NV                                               15,082        662,802
Metlife, Inc.                                               3,450        195,546
Muenchener Rueckversicherungs AG                            1,800        284,146
Old Republic International Corp.                            3,200         70,880
QBE Insurance Group, Ltd.                                   9,131        166,559
The St Paul Travelers Cos, Inc.                             4,600        215,694
Torchmark Corp.                                             1,875        118,331
UnitedHealth Group, Inc.                                    6,200        305,040
UnumProvident Corp.                                         3,900         75,621
WellPoint, Inc. (a)                                        15,500      1,194,275
                                                                     -----------
                                                                       5,456,141
                                                                     -----------
Wholesale & International Trade - 0.2%
Mitsui & Co. Ltd.                                          20,000        254,907
                                                                     -----------
                                                                      20,401,346
                                                                     -----------

Construction & Housing - 9.8%
Building Materials - 0.2%
Buzzi Unicem SpA                                            3,000         70,964
CRH PLC                                                     5,336        180,736
                                                                     -----------
                                                                         251,700
                                                                     -----------
Leopalace21 Corp.                                           2,500         91,320
Vinci, SA                                                   1,961        218,011
                                                                     -----------
                                                                         309,331
                                                                     -----------
Real Estate - 8.9%
Allied Properties Real Estate Investment
   Trust                                                    3,700         63,391
AMB Property Corp.                                            900         49,599
Archstone-Smith Trust                                       2,800        152,432
Ascendas Real Estate Investment Trust                      58,650         79,261
AvalonBay Communities, Inc.                                 1,725        207,690
Bail Investissement Fonciere                                1,900        138,283
BioMed Realty Trust, Inc.                                     900         27,306
Boardwalk Real Estate Investment Trust                      3,100         89,304
Boston Properties, Inc.                                     2,200        227,348
British Land Co. PLC                                       11,211        285,990
Brixton PLC                                                 8,900         88,112
Brookfield Properties Corp.                                 2,200         77,704
Camden Property Trust                                       2,200        167,222
Canadian Apartment Properties REI                           2,000         32,726
Canadian Real Estate Investment Trust                       2,150         51,358
Capital & Regional PLC                                      7,185        159,648
CapitaMall Trust                                           28,600         45,662
Centro Properties Group                                     6,169         36,978
Cominar Real Estate Investment Trust                        3,800         70,713
DB RREEF Trust                                            135,170        161,139
Derwent Valley Holdings PLC                                 2,900         99,049
Deutsche Wohnen AG                                          1,350         81,314
Developers Diversified Realty Corp.                         1,550         86,428
Digital Realty Trust, Inc.                                  4,500        140,940
Dundee Real Estate Investment Trust                         3,000         92,811
Equity Inns, Inc.                                           3,000         47,760
Equity Office Properties Trust                              2,500         99,400
Equity Residential                                          4,700        237,726
Essex Property Trust, Inc.                                    475         57,665
Federal Realty Investment Trust                             1,100         81,730
FelCor Lodging Trust, Inc.                                  4,600         92,230
First Potomac Realty Trust                                  1,850         55,907
Forest City Enterprises, Inc.-Class A                       2,350        127,605
General Growth Properties, Inc.                             2,325        110,786
General Property Group                                     56,000        196,031
Great Portland Estates PLC                                  3,000         33,967
H&R Real Estate Investment                                  1,700         35,133
Hammerson PLC                                               4,850        119,046
ING Office Fund                                            92,600        107,927
IVG Immobilien AG                                           2,300         83,457
Japan Real Estate Investment                                   20        169,317
Japan Retail Fund Investment Corp.-Class A                      5         36,827

Kerry Properties Ltd.                                      75,287        275,314
Kimco Realty Corp.                                          4,700        201,489
Klepierre                                                   1,690        252,967
Land Securities Group PLC                                   8,965        330,034
LaSalle Hotel Properties                                    1,750         75,845
Macerich Co.                                                  150         11,454
Macquarie CountryWide Trust                                31,321         46,669
Macquarie Goodman Group                                    20,042         97,204
Mid-America Apartment Communities, Inc.                     2,250        137,745
Mitsui Fudosan Co. Ltd.                                    18,100        411,638
New World Development Co., Ltd.                           124,677        214,766
Nippon Building Fund, Inc.-Class A                             28        284,409
Primaris Retail Real Estate Investment Trust                1,150         18,725
ProLogis Trust                                              5,025        286,727
Public Storage, Inc.                                        3,200        275,168
Regency Centers Corp.                                         250         17,190
RioCan Real Estate Investment Trust                         5,675        121,903
Rodamco Europe NV                                             680         79,194
Simon Property Group, Inc.                                  3,700        335,294
Sino Land Co.                                             196,561        347,608
SL Green Realty Corp.                                       1,150        128,455
Slough Estates PLC                                          7,500         93,374
Stockland (a)                                                 480          2,601
Stockland                                                  13,579         74,858
Strategic Hotels & Resorts, Inc.                            4,400         87,472
Sumitomo Realty & Development                              12,000        352,989
Sun Hung Kai Properties Ltd.                               19,700        214,821
Sunstone Hotel Investors, Inc.                              4,550        135,226
Tanger Factory Outlet Centers                               2,500         89,050
Taubman Centers, Inc.                                       2,150         95,503
Unibail                                                     2,625        551,589
United Dominion Realty Trust, Inc.                          2,750         83,050
Vornado Realty Trust                                        2,050        223,450
Westfield Group                                            24,989        350,207
                                                                     -----------
                                                                      10,708,910
                                                                     -----------
Real Estate Investment Trust - 0.4%
Alexandria Real Estate Equities, Inc.                       1,225        114,905
Corporate Office Properties Trust                           3,650        163,374
Maguire Properties, Inc.                                    3,250        132,405
                                                                     -----------
                                                                         410,684
                                                                     -----------
                                                                      11,680,625
                                                                     -----------
Technology/Electronics - 7.1%
Communication - Equipment Manufacturers - 0.1%
Juniper Networks, Inc. (a)                                  7,450        128,736
                                                                     -----------
Data Processing - 3.7%
Agere Systems, Inc.-Class A (a)                             2,500         37,325
Apple Computer, Inc. (a)                                   16,950      1,305,659
Canon, Inc.                                                 3,350        175,069
CapGemini, SA                                               5,043        266,903
Ceridian Corp. (a)                                          3,300         73,788
Electronic Data Systems Corp.                               5,100        125,052

Google, Inc.-Class A (a)                                    2,890      1,161,491
Hewlett-Packard Co.                                         8,800        322,872
International Business Machines Corp.                       1,925        157,734
Microsoft Corp.                                             4,050        110,687
Network Appliance, Inc. (a)                                10,050        371,951
Sanmina-SCI Corp. (a)                                       9,400         35,156
SAP AG                                                      1,019        201,888
Solectron Corp. (a)                                        19,800         64,548
                                                                     -----------
                                                                       4,410,123
                                                                     -----------
Electrical & Electronics - 1.7%
ADC Telecommunications, Inc. (a)                            1,600         24,000
Arrow Electronics, Inc. (a)                                   950         26,058
Broadcom Corp.-Class A (a)                                 19,350        587,079
Cisco Systems, Inc. (a)                                    12,100        278,300
Foxconn Technology Co., Ltd.                                9,050         81,472
High Tech Computer Corp.                                    5,000        132,177
Motorola, Inc.                                              1,900         47,500
QUALCOMM, Inc.                                             19,700        716,095
Quanta Computer, Inc. (GDR)                                 5,838         41,804
Tech Data Corp. (a)                                         1,400         51,142
Tellabs, Inc. (a)                                           3,200         35,072
                                                                     -----------
                                                                       2,020,699
                                                                     -----------
Electronic Components & Instruments - 1.6%
Advanced Micro Devices, Inc. (a)                           21,650        538,003
AU Optronics Corp.                                         60,000         84,857
Corning, Inc. (a)                                          20,200        493,082
Flextronics International Ltd. (a)                          6,800         85,952
Hoya Corp.                                                  3,800        143,315
Nvidia Corp. (a)                                            4,000        118,360
Samsung Electronics Co. Ltd.                                  194        136,007
Sharp Corp.                                                 9,000        154,450
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                               9,912         95,155
Taiwan Semiconductor Manufacturing Co.
   Ltd.                                                    26,000         46,926
United Microelectronics Corp.                             174,114         97,434
                                                                     -----------
                                                                       1,993,541
                                                                     -----------
                                                                       8,553,099
                                                                     -----------
Medical - 5.6%
Health & Personal Care - 5.6%
Alcon, Inc.                                                 6,625        758,562
AmerisourceBergen Corp.-Class A                             1,700         76,840
Amgen, Inc. (a)                                             1,100         78,683
AstraZeneca PLC                                             4,805        300,112
Cardinal Health, Inc.                                         800         52,592
Caremark Rx, Inc.                                          11,350        643,205
Eli Lilly & Co.                                             1,550         88,350
Genentech, Inc. (a)                                        10,100        835,270
Gilead Sciences, Inc. (a)                                   9,750        669,825
GlaxoSmithKline PLC                                         1,800         47,871

International Flavors & Fragrances, Inc.                     1,550        61,287
McKesson Corp.                                                 800        42,176
Medco Health Solutions, Inc. (a)                             5,150       309,566
Merck & Co. Inc.                                             6,975       292,253
Nobel Biocare Holding AG (a)                                   370        90,979
Novartis AG                                                  3,589       209,394
Pfizer, Inc.                                                28,500       808,260
Roche Holding AG                                             2,013       347,780
Sanofi-Aventis                                               2,583       229,641
Takeda Pharmaceutical Co. Ltd.                               1,500        93,726
Tenet Healthcare Corp. (a)                                   6,000        48,840
Teva Pharmaceutical Industries Ltd. (ADR)                   16,500       562,485
                                                                     -----------
                                                                       6,647,697
                                                                     -----------
Energy - 4.6%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.                                           1,400        95,480
ENSCO International, Inc.                                    1,400        61,362
GlobalSantaFe Corp.                                          5,800       289,942
Halliburton Co.                                             26,050       741,123
Nabors Industries Ltd. (a)                                   6,100       181,475
Rowan Cos., Inc.                                             1,600        50,608
Schlumberger, Ltd.                                           2,850       176,785
                                                                     -----------
                                                                       1,596,775
                                                                     -----------
Energy Sources - 3.2%
BG Group PLC                                                 8,313       101,015
BP PLC                                                       7,100        77,619
Chevron Corp.                                                9,000       583,740
China Petroleum & Chemical Corp.-Class H                   108,000        66,944
China Shenhua Energy Co. Ltd.-Class H                       34,500        55,498
ConocoPhillips                                               5,700       339,321
ENI SpA                                                     13,682       406,539
Exxon Mobil Corp.                                           17,900     1,201,090
LUKOIL (ADR)                                                   353        26,899
Marathon Oil Corp.                                           1,500       115,350
MOL Hungarian Oil and Gas PLC                                  900        82,259
Norsk Hydro ASA                                              3,561        79,796
Occidental Petroleum Corp.                                     800        38,488
PetroChina Co., Ltd.-Class H                                28,000        30,118
Petroleo Brasileiro SA (ADR)                                 2,500       187,100
Petroleo Brasileiro, SA (ADR)                                  500        41,915
Repsol YPF SA                                                6,300       187,279
Total SA                                                     3,540       232,190
                                                                     -----------
                                                                       3,853,160
                                                                     -----------
                                                                       5,449,935
                                                                     -----------
Consumer Cyclical - 4.2%
Appliances & Household Durables - 0.2%
Black & Decker Corp.                                         1,400       111,090
Newell Rubbermaid, Inc.                                      1,900        53,808
Sony Corp.                                                     600        24,231
                                                                     -----------
                                                                         189,129
                                                                     -----------

Broadcasting & Publishing - 1.6%
CBS Corp.-Class B                                            5,950       167,612
Comcast Corp.-Class A (a)                                    3,300       121,605
Comcast Corp.-Special-Class A (a)                            2,700        99,387
Gannett Co. Inc.                                             2,000       113,660
Liberty Media Holding Corp. - Capital
   Series A (a)                                                260        21,728
Liberty Media Holding Corp. - Interactive (a)                1,300        26,494
Societe Television Francaise 1                               4,991       159,537
Time Warner, Inc.                                           13,600       247,928
Viacom, Inc.-Class B (a)                                     3,300       122,694
Walt Disney Co.                                              3,400       105,094
Yahoo! Inc. (a)                                             27,900       705,312
                                                                     -----------
                                                                       1,891,051
                                                                     -----------
Business & Public Services - 0.0%
Interpublic Group of Cos., Inc. (a)                          5,500        54,450
                                                                     -----------
Leisure & Tourism - 1.0%
Hilton Hotels Corp.                                          5,450       151,783
Host Hotels & Resorts, Inc.                                  7,029       161,175
Las Vegas Sands Corp. (a)                                    1,200        82,020
McDonald's Corp.                                            17,875       699,270
Starwood Hotels & Resorts Worldwide, Inc.                    2,975       170,140
                                                                     -----------
                                                                       1,264,388
                                                                     -----------
Merchandising - 1.2%
Esprit Holdings Ltd.                                        10,500        95,685
Kohl's Corp. (a)                                             4,450       288,894
Limited Brands Inc.                                          3,650        96,689
Lowe's Cos, Inc.                                             3,100        86,986
Marks & Spencer Group PLC                                    8,616       103,656
Office Depot, Inc. (a)                                       3,300       131,010
Saks, Inc.                                                   3,400        58,752
Target Corp.                                                 7,400       408,850
Whole Foods Market, Inc.                                     2,300       136,689
                                                                     -----------
                                                                       1,407,211
                                                                     -----------
Recreation & Other Consumer - 0.1%
Mattel, Inc.                                                 3,900        76,830
                                                                     -----------
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc.                                    2,500        81,100
                                                                     -----------
Textiles/Shoes - Apparel Manufacturing - 0.0%
VF Corp.                                                       500        36,475
                                                                     -----------
                                                                       5,000,634
                                                                     -----------
Capital Equipment - 4.0%
Aerospace & Defense - 1.4%
BAE Systems PLC                                             13,500        99,843
Boeing Co.                                                  13,850     1,092,073
European Aeronautic Defence & Space
   Co., NV                                                   4,870       139,953
Lockheed Martin Corp.                                        1,000        86,060
Northrop Grumman Corp.                                       2,350       159,964
Rockwell Collins, Inc.                                       2,700       148,068
                                                                     -----------
                                                                       1,725,961
                                                                     -----------

Automobiles - 1.1%
Autoliv, Inc.                                                1,850       101,954
BorgWarner, Inc.                                             1,375        78,609
Continental AG                                               2,200       255,149
Honda Motor Co. Ltd.                                         2,400        80,657
Hyundai Mobis                                                1,010       103,619
Renault SA                                                   2,700       309,263
Toyota Motor Corp.                                           7,000       380,917
                                                                     -----------
                                                                       1,310,168
                                                                     -----------
Industrial Components - 0.1%
Eaton Corp.                                                  2,000       137,700
                                                                     -----------
Machinery & Engineering - 0.3%
ABB Ltd.                                                    16,588       218,551
MAN AG                                                         300        25,297
Sumitomo Heavy Industries Ltd.                              16,800       140,609
                                                                     -----------
                                                                         384,457
                                                                     -----------
Multi-Industry - 1.1%
Crane Co.                                                      800        33,440
Emerson Electric Co.                                         2,200       184,492
General Electric Co.                                        21,600       762,480
SPX Corp.                                                    1,425        76,152
Textron, Inc.                                                1,750       153,125
United Technologies Corp.                                    1,100        69,685
                                                                     -----------
                                                                       1,279,374
                                                                     -----------
                                                                       4,837,660
                                                                     -----------
Consumer Staples - 3.9%
Beverages - 0.0%
Pernod-Ricard, SA                                              244        50,752
                                                                     -----------
Beverages & Tobacco - 1.1%
Altria Group, Inc.                                           5,400       413,370
British American Tobacco PLC                                 9,265       250,584
Cia de Bebidas das Americas (ADR)                            1,300        58,994
The Coca-Cola Co.                                            3,325       148,561
Japan Tobacco, Inc.                                             53       206,303
Kraft Foods, Inc.-Class A                                    1,300        46,358
PepsiCo, Inc.                                                1,150        75,049
SABMiller PLC                                                4,050        75,618
UST, Inc.                                                    1,500        82,245
                                                                     -----------
                                                                       1,357,082
                                                                     -----------
Food - 0.1%
Sara Lee Corp.                                               8,700       139,809
                                                                     -----------
Food & Household Products - 2.6%
Carrefour Supermarche                                        1,077        67,969
Clorox Co.                                                   1,400        88,200
Colgate-Palmolive Co.                                        1,900       117,990
ConAgra Foods, Inc.                                          4,100       100,368
Essilor International, SA                                      953        97,540
General Mills, Inc.                                          2,425       137,255
Groupe Danone                                                  640        89,757
J Sainsbury PLC                                             19,100       134,198

Kellogg Co.                                                  2,200       108,944
Kimberly-Clark Corp.                                         2,025       132,354
Kroger Co.                                                   3,700        85,618
L'Oreal SA                                                     429        43,520
Nestle, SA                                                     835       290,954
Procter & Gamble Co.                                        23,775     1,473,575
Safeway, Inc.                                                2,700        81,945
                                                                     -----------
                                                                       3,050,187
                                                                     -----------
Retail Stores - Drugs - 0.1%
Walgreen Co.                                                 2,000        88,780
                                                                     -----------
                                                                       4,686,610
                                                                     -----------
Industrial Commodities - 2.3%
Chemicals - 1.0%
Air Liquide                                                    225        45,896
Bayer AG                                                     3,580       181,896
Dow Chemical Co.                                             5,700       222,186
EI Du Pont de Nemours & Co.                                  1,400        59,976
Lubrizol Corp.                                               1,525        69,738
Mitsui Chemicals, Inc.                                      12,400        89,311
Monsanto Co.                                                 9,900       465,399
PPG Industries, Inc.                                         1,575       105,651
                                                                     -----------
                                                                       1,240,053
                                                                     -----------
Forest & Paper - 0.0%
Smurfit-Stone Container Corp. (a)                            4,300        48,160
                                                                     -----------
Metal - Nonferrous - 0.4%
Rio Tinto PLC                                                3,508       166,007
Xstrata PLC                                                  7,017       289,693
                                                                     -----------
                                                                         455,700
                                                                     -----------
Metal - Steel - 0.4%
JFE Holdings, Inc.                                           6,700       262,802
POSCO                                                          600       156,200
                                                                     -----------
                                                                         419,002
                                                                     -----------
Misc. Materials - 0.5%
Avery Dennison Corp.                                         1,700       102,289
Bemis, Inc.                                                  2,700        88,722
Cia Vale do Rio Doce (ADR)                                   2,800        60,368
Crown Holdings, Inc. (a)(b)                                  2,300        42,780
Nitto Denko Corp.                                            2,300       136,253
Owens-Illinois, Inc. (a)                                     3,300        50,886
Sonoco Products Co.                                          2,200        74,008
                                                                     -----------
                                                                         555,306
                                                                     -----------
                                                                       2,718,221
                                                                     -----------
Telecommunications - 2.1%
America Movil SA de CV Series L (ADR)                       12,850       505,904
American Tower Corp.-Class A (a)                             1,100        40,150
AT&T, Inc.                                                  14,450       470,492
BellSouth Corp.                                              6,900       294,975
China Netcom Group Corp Ltd.                                59,000       105,656
Crown Castle International Corp. (a)                         2,800        98,672
Embarq Corp.-Class W (a)                                       370        17,897

Nippon Telegraph & Telephone Corp.                              19        92,887
Sprint Corp. (a)                                            13,800       236,670
Verizon Communications, Inc.                                13,100       486,403
Vodafone Group PLC                                          87,525       199,923
                                                                     -----------
                                                                       2,549,629
                                                                     -----------
Utilities - 0.9%
Utility (Electric & Gas) - 0.9%
Allegheny Energy, Inc. (a)                                   1,800        72,306
Constellation Energy Group, Inc.                             2,200       130,240
Dominion Resources, Inc.                                     2,125       162,541
E.ON AG                                                      1,600       190,210
Endesa SA                                                    1,700        72,351
Entergy Corp.                                                  550        43,027
Northeast Utilities                                          2,100        48,867
Pinnacle West Capital Corp.                                  1,800        81,090
RWE AG                                                       1,410       130,064
Wisconsin Energy Corp.                                       2,350       101,379
                                                                     -----------
                                                                       1,032,075
                                                                     -----------
Finance - 0.6%
Health & Personal Care - 0.1%
Ventas, Inc.                                                 4,150       159,941
                                                                     -----------
Insurance - 0.1%
Swiss Reinsurance                                            1,281        97,918
                                                                     -----------
Mortgage Banking - 0.2%
Washington Mutual, Inc.                                      5,300       230,391
                                                                     -----------
Other - 0.1%
Multiplex Group                                             21,500        56,342
                                                                     -----------
Wholesale & International Trade - 0.1%
Li & Fung Ltd.                                              44,000       109,243
                                                                     -----------
                                                                         653,835
                                                                     -----------
Transportation - 0.4%
Transportation - Airlines - 0.1%
Deutsche Lufthansa AG                                        4,600        97,186
                                                                     -----------
Transportation - Road & Rail - 0.2%
CSX Corp.                                                    4,500       147,735
Norfolk Southern Corp.                                       2,200        96,910
                                                                     -----------
                                                                         244,645
                                                                     -----------
Transportation - Shipping - 0.1%
Mitsui OSK Lines Ltd.                                       20,000       148,101
                                                                     -----------
                                                                         489,932
                                                                     -----------
Industrial Resources - 0.1%
Mittal Steel Co. NV                                          4,168       144,890
                                                                     -----------
Technology - 0.0%
Computer Hardware/Storage - 0.0%
Compal Electronics, Inc.                                    56,000        49,520
                                                                     -----------

Consumer Manufacturing - 0.0%
Building & Related - 0.0%
Daiwa House Industry Co. Ltd.                                2,000        34,601
                                                                     -----------
Capital Goods - 0.0%
Miscellaneous - 0.0%
NGK Insulators Ltd.                                          2,000        28,162
                                                                     -----------
Total Common Stocks
   (cost $66,274,108)                                                 74,958,471
                                                                     -----------

                                                         Principal
                                                            Amount
                                                             (000)
                                                         ---------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED
   AGENCY OBLIGATIONS - 16.8%
Federal National Mortgage Association - 11.4%
Series 2006-
4.12%, 12/01/34 (c)                                         $  135       134,962
Series 2005-
4.17%, 9/01/35 (c)                                             167       166,610
Series 2004-
4.23%, 9/01/34 (c)                                             144       142,855
4.50%, 6/01/20                                                 197       190,014
4.50%,  TBA                                                    160       154,350
Series 2005
4.66%, 7/01/35 (c)                                             138       137,185
Series 2005-
4.73%, 4/01/35 (c)                                              57        56,523
5.00%, 3/01/20                                                 150       147,799
Series 2005-
5.00%, 4/01/19                                                 395       389,031
5.00%,  TBA                                                  1,025       984,961
Series 2006-
5.49%, 5/01/36 (c)                                              51        50,783
5.50%, 1/01/21                                                 130       130,658
Series 2005-
5.50%, 6/01/20                                                 865       866,495
5.50%,  TBA                                                  6,205     6,111,925
Series 2006-
5.81%, 3/01/36 (c)                                             171       173,000
5.94%, 6/01/36 (c)                                             131       132,563
6.00%,  TBA                                                  2,330     2,340,194
Series 2006
6.50%, 1/01/36                                                  96        97,748
6.50%,  TBA                                                  1,195     1,216,659
                                                                     -----------
                                                                      13,624,315
                                                                     -----------
U.S. Treasury Bonds - 2.1%
4.50%, 2/15/36                                               1,505     1,442,095
7.25%, 5/15/16                                                 945     1,132,598
                                                                     -----------
                                                                       2,574,693
                                                                     -----------
U.S. Treasury Notes - 1.5%
4.88%, 5/31/08 - 5/31/11                                     1,790     1,800,179
                                                                     -----------

Mortgage Pass-Through - 1.2%
Federal National Mortgage Association
4.50%, 5/01/20 - 7/01/20                                       863       832,979
Series 2005-
5.00%, 10/01/20                                                418       410,900
5.00%, 6/01/21 - 8/01/21                                       170       166,876
                                                                     -----------
Federal Home Loan Mortgage Corp. - 0.6%
Series 2005-
4.50%, 9/01/35                                                 475       444,410
4.50%, 1/01/36 - 6/01/36                                       207       193,896
4.50%, TBA                                                     110       102,781
                                                                     -----------
                                                                         741,087
                                                                     -----------
Total U.S. Government and Government
   Sponsored Agency Obligations
   (cost $19,990,885)                                                 20,151,029
                                                                     -----------
SOVEREIGN DEBT OBLIGATIONS - 5.3%
Emerging Markets - 0.2%
Republic of Brazil
8.25%, 1/20/34 (d)                                             245       281,750
                                                                     -----------
Sovereign - 4.7%
Government of Norway
6.00%, 5/16/11 (d)                                   NOK     1,095       181,760
Government of Poland
Series 1110
6.00%, 11/24/10                                      PLN       780       254,699
Series 1015
6.25%, 10/24/15 (d)                                            825       277,194
Government of Sweden
Series 1043
5.00%, 1/28/09 (d)                                   SEK     1,575       222,275
Series 1045
5.25%, 3/15/11 (d)                                           8,060     1,174,989
Japan Fin Corp Muni Ent
Series INTL
1.55%, 2/21/12 (d)                                   JPY   165,000     1,419,073
Kreditanstalt fuer Wiederaufbau
1.85%, 9/20/10 (d)                                          64,000       559,928
Mexican Bonos
Series M7
8.00%, 12/24/08                                      MXN     3,990       365,908
Series MI10
9.00%, 12/20/12                                              1,790       169,084
Republic of Peru
7.35%, 7/21/25 (d)                                   $         215       229,190
Russian Federation
Series REGS
5.00%, 3/31/30 (b)(d)(e)                                       725       807,650
                                                                     -----------
                                                                       5,661,750
                                                                     -----------

United Mexican States
5.63%, 1/15/17 (d)                                             414       409,032
                                                                     -----------
Total Sovereign Debt Obligations
   (cost $6,305,699)                                                   6,352,532
                                                                     -----------
CORPORATE DEBT OBLIGATIONS - 5.2%
Automotive - 0.2%
Daimlerchrysler North America
4.88%, 6/15/10                                                  25        24,290
Ford Motor Credit Co.
7.375%, 10/28/09                                               160       155,489
                                                                     -----------
                                                                         179,779
                                                                     -----------
Bank - 0.2%
Bank of America Corp.
4.50%, 8/01/10                                                 100        97,846
Citigroup, Inc.
5.53%, 6/09/09                                                  20        20,054
J.P. Morgan Chase & Co.
6.75%, 2/01/11                                                  80        84,602
Wells Fargo & Co.
4.20%, 1/15/10                                                  35        34,003
Zions Bancorporation
5.50%, 11/16/15                                                 35        34,581
                                                                     -----------
                                                                         271,086
                                                                     -----------
Federal Agency - 0.8%
Ferderal National Mortgage Association
3.875%, 2/15/10                                                955       924,822
                                                                     -----------
Finance - 0.8%
Assurant, Inc.
5.63%, 2/15/14                                                  35        34,853
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10                                                 50        48,309
Boeing Capital Corp.
4.75%, 8/25/08                                                  35        34,756
Centex Corp.
5.45%, 8/15/12                                                  49        47,840
CIT Group, Inc.
7.75%, 4/02/12                                                  60        66,433
Citigroup, Inc.
4.63%, 8/03/10 (c)                                              75        73,703
Countrywide Home Loans, Inc.
4.00%, 3/22/11                                                  65        61,347
4.25%, 12/19/07                                                 55        54,329
General Electric Capital Corp.
4.38%, 11/21/11                                                 25        24,096
6.75%, 3/15/32                                                  60        68,582

Goldman Sachs Group, Inc.
4.75%, 7/15/13                                                  35        33,609
Household Finance Corp.
6.50%, 11/15/08                                                 80        82,008
7.00%, 5/15/12                                                  40        43,249
iStar Financial, Inc.

5.15%, 3/01/12                                                  20        19,512
Kinder Morgan Finance
5.35%, 1/05/11                                                  44        42,793
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)                                              35        34,419
Merrill Lynch & Co., Inc.
4.79%, 8/04/10                                                 105       103,396
SLM Corp.
4.50%, 7/26/10                                                  55        53,554
Toll Brothers Finance Corp.
6.88%, 11/15/12                                                 40        40,474
                                                                     -----------
                                                                         967,262
                                                                     -----------
Industrial - 1.5%
Altria Group, Inc.
7.75%, 1/15/27                                                  60        72,649
British Sky Broadcasting PLC
8.20%, 7/15/09                                                  20        21,427
Cablevision Systems Corp.
Series B
8.00%, 4/15/12                                                  30        30,375
Clear Channel Communications, Inc.
5.50%, 9/15/14                                                  85        78,973
Comcast Cable Communications Holdings,
   Inc.

9.46%, 11/15/22                                                 55        71,168
Comcast Cable Communications, Inc.
6.20%, 11/15/08                                                 40        40,783
6.88%, 6/15/09                                                  50        51,992
Comcast Corp.
5.30%, 1/15/14                                                  40        38,954
5.50%, 3/15/11                                                  50        50,254
ConAgra Foods, Inc.
6.75%, 9/15/11                                                  10        10,557
7.88%, 9/15/10                                                  19        20,664
Cox Enterprises, Inc.
4.375%, 5/01/08 (b)                                             40        39,248
DirecTV Holdings LLC
6.375%, 6/15/15                                                 25        23,500
Fortune Brands, Inc.
2.88%, 12/01/06                                                 20        19,914
GSC Holdings Corp.
8.00%, 10/01/12                                                 30        30,900
IBM Corp.
4.38%, 6/01/09                                                  20        19,666

International Paper Co.
5.30%, 4/01/15                                                  55        53,176
Ispat Inland ULC
9.75%, 4/01/14                                                  25        28,156
Kraft Foods, Inc.
4.13%, 11/12/09                                                115       111,428

The Kroger Co.
7.80%, 8/15/07                                                  45        45,707
Lubrizol Corp.
4.63%, 10/01/09                                                 20        19,620
MGM Mirage, Inc.
8.375%, 2/01/11                                                 25        26,064
Motorola, Inc.
7.63%, 11/15/10                                                  5         5,434
News America, Inc.
6.55%, 3/15/33                                                  45        44,331
Packaging Corp. of America
5.75%, 8/01/13                                                  30        29,442
PanAmSat Corp.
9.00%, 8/15/14                                                  25        25,812
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13                                                 10         9,125
Series A-2
6.875%, 1/15/13                                                 10         9,125
Rhodia SA
10.25%, 6/01/10                                                 25        28,000
Safeway, Inc.
4.13%, 11/01/08                                                 18        17,519
4.80%, 7/16/07                                                  20        19,899
6.50%, 3/01/11                                                  15        15,483
Textron Financial Corp.
4.13%, 3/03/08                                                  80        78,647
Time Warner Entertainment Co.
8.38%, 3/15/23                                                 100       115,487
Tyco International Group, SA
6.00%, 11/15/13                                                 85        87,961
Tyson Foods, Inc.
8.25%, 10/01/11                                                 70        75,244
Waste Management, Inc.
6.88%, 5/15/09                                                  40        41,558
WellPoint, Inc.
3.50%, 9/01/07                                                  65        63,803
3.75%, 12/14/07                                                 16        15,690
4.25%, 12/15/09                                                 80        77,629
Westvaco Corp.
8.20%, 1/15/30                                                  15        16,876
Weyerhaeuser Co.
5.95%, 11/01/08                                                 35        35,390
Williams Cos, Inc.
7.875%, 9/01/21                                                 25        26,125
WPP Finance Corp.
5.88%, 6/15/14                                                  25        25,069
Wyeth
5.50%, 2/01/14                                                  40        40,076
                                                                     -----------
                                                                       1,808,900
                                                                     -----------

Oil - 0.1%
Amerada Hess Corp.
7.88%, 10/01/29                                                 55        64,995
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14                                                 25        24,463
NRG Energy, Inc.
7.25%, 2/01/14                                                   5         4,963
7.375%, 2/01/16                                                 20        19,875
Valero Energy Corp.
6.88%, 4/15/12                                                  45        47,907
                                                                     -----------
                                                                         162,203
                                                                     -----------
Publishing - 0.0%
RR Donnelley & Sons Co.
4.95%, 4/01/14                                                  25        22,496
                                                                     -----------
Real Estate - 0.0%
Simon Property Group LP
6.38%, 11/15/07                                                 30        30,259
                                                                     -----------
Telecom - 0.8%
AT&T Corp.
7.30%, 11/15/11                                                 40        43,355
8.00%, 11/15/31                                                 15        18,334
AT&T Wireless Services, Inc.
8.75%, 3/01/31                                                  50        63,920
British Telecommunications PLC
8.38%, 12/15/10 (e)                                            100       112,064
CenturyTel, Inc.
Series G
6.88%, 1/15/28                                                  60        57,941
Cingular Wireless LLC
5.63%, 12/15/06                                                 50        50,001
Embarq Corp.
6.74%, 6/01/13                                                   5         5,144
New Cingular Wireless Services, Inc.
7.88%, 3/01/11                                                 115       125,936
Qwest Communications International, Inc.
Series B
7.50%, 2/15/14                                                  25        25,063
Sprint Capital Corp.
8.38%, 3/15/12                                                 120       134,494
Telecom Italia Capital, SA
4.00%, 1/15/10                                                 120       113,701
TELUS Corp.
7.50%, 6/01/07                                                 120       121,565
Verizon Global Funding Corp.
4.90%, 9/15/15                                                  35        33,122
Vodafone Group PLC
5.50%, 6/15/11                                                  60        60,145
                                                                     -----------
                                                                         964,785
                                                                     -----------
Utility - 0.8%
Carolina Power & Light Co.
6.50%, 7/15/12                                                  65        68,375

Consumers Energy Co.
Series C
4.25%, 4/15/08                                                  25        24,561
Duke Capital LLC
8.00%, 10/01/19                                                 60        69,711
Duke Energy Field Services Corp.
7.88%, 8/16/10                                                  15        16,236
Exelon Corp.
6.75%, 5/01/11                                                  25        26,295
FirstEnergy Corp.
Series B
6.45%, 11/15/11                                                 65        67,806
Series C
7.38%, 11/15/31                                                 85        98,272
MidAmerican Energy Holdings Co.
5.88%, 10/01/12                                                 30        30,548
Nisource Finance Corp.
7.88%, 11/15/10                                                 40        43,149
Pacific Gas & Electric Co.
4.80%, 3/01/14                                                  65        62,553
Progress Energy, Inc.
7.10%, 3/01/11                                                  40        42,878
Public Service Company of Colorado
7.88%, 10/01/12                                                 30        33,874
Telecom Italia Capital
6.00%, 9/30/34                                                  65        58,114
TXU Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)                                            238       247,230
Verizon New Jersey, Inc.
Series A
5.88%, 1/17/12                                                  45        45,455
Xcel Energy, Inc.
7.00%, 12/01/10                                                 30        31,799
                                                                     -----------
                                                                         966,856
                                                                     -----------
Total Corporate Debt Obligations
   (cost $6,359,932)                                                   6,298,448
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 3.8%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3
4.13%, 7/10/42                                                 200       194,399
Series 2004-6, Class A2
4.16%, 12/10/42                                                 65        63,114
Series 2005-6, Class A4
5.35%, 9/10/47                                                 115       114,371

Series 2006-5, Class A4
5.414%, 9/10/16                                                205       205,849
Series 2001-PB1, Class A2
5.79%, 5/11/35                                                 172       175,760
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4

5.53%, 4/15/40 (f)                                           110        111,060
Credit Suisse First Boston Mortgage
   Securities Corp.
Series 2003-CK2, Class A2
3.86%, 3/15/36                                                45         43,988
Series 2004-C1, Class A4
4.75%, 1/15/37                                                70         67,670
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 9/15/39                                               235        236,727
Series 2006-C3, Class A3
6.02%, 6/15/38 (f)                                           190        197,332
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.86%, 7/10/45                                               360        356,499
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 8/10/38 (f)                                            80         80,370
JP Morgan Chase Commercial Mortgage
   Securities Corp.
Series 2004-C1, Class A2
4.30%, 1/15/38                                                60         57,736
Series 2005-LDP4, Class A2
4.79%, 10/15/42                                              210        206,909
Series 2005-LDP3, Class A2
4.85%, 8/15/42                                               100         98,740
Series 2005-LDP5, Class A2
5.20%, 12/15/44                                               60         59,951
Series 2006-CB14, Class A4
5.48%, 12/12/44 (f)                                           50         50,397
Series 2006-CB16, Class A4
5.55%, 5/12/45                                               200        203,286
Series 2006-CB15, Class A4
5.81%, 6/12/43 (f)                                           110        113,688
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.17%, 5/15/32                                               150        141,129
Series 2004-C8, Class A2
4.20%, 12/15/29                                              125        121,496
Series 2005-C1, Class A4
4.74%, 2/15/30                                               120        115,411
Series 2005-C7, Class A4
5.20%, 11/15/30 (f)                                           50         49,541
Series 2004-C4, Class A4
5.30%, 6/15/29 (f)                                            40         40,350
Series 2006-C6, Class A4
5.37%, 9/15/39 (f)                                           225        225,468
Series 2006-C3, Class A4
5.66%, 3/15/39 (f)                                           200        204,693
Series 2006-C4, Class A4
6.10%, 6/15/38 (f)                                           190        198,790
Merrill Lynch Mortgage Trust

Series 2005-MKB2, Class A2
4.81%, 9/12/42                                               320        316,234
Series 2005-CKI1, Class A6
5.42%, 11/12/37                                               40         39,868
Merrill Lynch/Countrywide Commercial
   Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46 (f)                                          195        195,565
Series 2006-2, Class A4
6.11%, 6/12/46 (f)                                           110        115,146
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40                                               190        184,836
                                                                   ------------
Total Commercial Mortgage Backed Securities
   (cost $4,528,059)                                                  4,586,373
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.43%, 2/25/36 (f)                                           253        252,594
Series 2005-10, Class 24A1
5.96%, 1/25/36 (f)                                           101        102,441
Series 2006-2, Class 23A1
5.99%, 3/25/36 (f)                                           106        107,013
Series 2006-3, Class 22A1
6.24%, 5/25/36 (f)                                            83         83,787
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.12%, 5/25/35 (f)                                           149        147,239
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)                                           172        171,680
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.23%, 12/25/35 (c)                                          120        119,823
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.27%, 5/25/36 (f)                                           103        104,227
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (f)                                           146        142,310
Series 2006-A1, Class 2A1
6.22%, 3/25/36                                               159        161,265
Residential Funding Mortgage Securities,
   Inc.
Series 2005-SA3, Class 3A
5.24%, 8/25/35 (f)                                            99         98,483
Structured Adjustable Rate Mortgage Loan
   Trust

Series 2006-3, Class 2A1
6.02%, 4/25/36 (f)                                            97         97,662

Washington Mutual, Inc.
Series 2005-AR2, Class 2A22
5.55%, 1/25/45 (c)                                            18         18,471
Wells Fargo Mortgage Backed Securities
   Trust
Series 2006-AR11, Class A4
5.54%, 7/25/36 (f)                                           236        234,270
                                                                   ------------
                                                                      1,841,265
                                                                   ------------
Federal Agency - CMO's - 0.2%
Freddie Mac Reference REMIC
Series 2006-R007, Class AC
5.88%, 5/15/16                                               281        282,130
                                                                   ------------
Total Collateralized Mortgage Obligations
   (cost $2,119,929)                                                  2,123,395
                                                                   ------------
ASSET BACKED SECURITIES - 1.2%
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.48%, 4/25/22 (c)                                            20         20,154
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08                                                60         59,728
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09                                               155        153,910
Credit-Based Asset Servicing and
   Securities, Inc.

Series 2003-CB1, Class AF2
3.45%, 1/25/33 (e)                                            35         33,969
Series 2005-CB7, Class AF2
5.15%, 11/25/35 (e)                                          170        168,805
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.74%, 1/25/36 (e)                                            95         94,036
Series 2006-1, Class A2
5.3%, 5/25/36 (e)                                             30         29,929
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
5.41%, 1/25/36 (c)                                            47         46,843
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.44%, 10/25/35                                              195        194,939
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2
5.43%, 10/25/36                                              195        195,000
MBNA Credit Card Master Note Trust
Series 2003-A6, Class A6
2.75%, 10/15/10                                               85         81,946
Providian Gateway Master Trust
Series 2004-DA, Class A
3.35%, 9/15/11 (b)                                           120        117,863

RAAC Series
Series 2006-SP3, Class A1
5.41%, 8/25/36 (c)                                            90         89,596
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
5.63%, 5/25/33 (c)                                             6          6,027
Residential Funding Mortgage Securities II,
   Inc.

Series 2005-HI2, Class A3
4.46%, 5/25/35                                                30         29,578
Specialty Underwriting & Residential
   Finance

Series 2006-BC1, Class A2A
5.41%, 12/25/36 (c)                                           49         49,251
Structured Asset Investmet Loan Trust
Series 2006-1, Class A1
5.41%, 1/25/36 (c)                                            39         39,444
                                                                   ------------
Total Asset Backed Securities
   (cost $1,404,644)                                                  1,411,018
                                                                   ------------
SHORT-TERM INVESTMENTS - 12.7%
U.S. Government and Government Sponsored
   Agency Obligations - 9.5%

Federal Home Loan Bank
Zero Coupon, 11/13/06                                      3,890      3,867,049
Federal Home Loan Mortgage Corp.
5.20%, 10/06/06                                            4,000      3,997,752
Federal National Mortgage Association
Zero Coupon, 11/07/06                                      3,535      3,517,113
                                                                   ------------
                                                                     11,381,914
                                                                   ------------
Time Deposit - 3.2%
The Bank of New York
4.25%, 10/02/06                                            3,800      3,800,000
Total Short-Term Investments
   (cost $15,181,562)                                                15,181,914
                                                                   ------------
Total Investments - 109.4%
   (cost $122,164,818)                                              131,063,180
Other assets less liabilities - (9.4)%                              (11,287,921)
                                                                   ------------
Net Assets - 100.0%                                                $119,775,259
                                                                   ------------

FINANCIAL FUTURES CONTRACTS

                                                             Value at       Unrealized
                      Number of   Expiration   Original   September 30,    Appreciation/
Type                  Contracts      Month       Value        2006        (Depreciation)
----------------------------------------------------------------------------------------
Purchased Contracts
EURO STOXX                         December
   50 INDEX               5          2006      $239,695      $248,095         $ 8,400

FORWARD CURRENCY EXCHANGE CONTRACTS

                                   U.S. $
                     Contract     Value on    U.S. $ Value at     Unrealized
                       Amount   Origination    September 30,    Appreciation/
                       (000)        Date           2006         (Depreciation)
                     ---------------------------------------------------------
Buy Contracts:
Mexican Nuevo Peso
settling 10/06/06        362     $   32,760      $   32,922       $    162
Sale Contracts:
Japanese Yen
settling 10/18/06     131,794     1,136,046       1,118,321         17,725
Japanese Yen
settling 10/18/06     102,172       878,764         866,970         11,794
Mexican Nuevo Peso
settling 10/06/06       6,373       580,284         579,563            721
Norwegian Krone
settling 10/02/06       1,203       191,072         184,376          6,697
Norwegian Krone
settling 11/08/06       1,203       186,092         184,774          1,318
Polish Zloty
settling 10/16/06       1,700       546,211         543,212          2,999
Swedish Krona
settling 10/03/06       3,041       424,199         415,009          9,190
Swedish Krona
settling 10/03/06       7,556     1,040,794       1,031,058          9,736
Swedish Krona
settling 11/15/06      10,597     1,456,331       1,450,797          5,534

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $1,246,410 or 1.0% of net assets.

(c)  Floating Rate Security. Stated rate was in effect at September 30, 2006.

(d) Position, or a portion thereof, has been segregated to collateralize forward exchange currency contracts. The aggregate market value of these securities amounted to $5,432,424.

(e) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2006.

(f)  Variable rate coupon, rate shown as of September 30, 2006.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

JPY         -   Japanese Yen
MXN         -   Mexico Nuevo Peso
NOK         -   Norwegian Krone
PLN         -   Polish New Zloty
SEK         -   Swedish Krona

Glossary:
ADR         -   American Depositary Receipt
GDR         -   Global Depositary Reciept
NR          -   Not Rated
TBA         -   (To Be Assigned) - Securities are purchased on a forward
                committment with an appropriate principal amount
                (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

AllianceBernstein Variable Products Series Fund
Wealth Appreciation Strategy Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
Financial - 29.5%
Banking - 14.8%
Banco Bilbao Vizcaya Argentaria SA                          5,051    $   116,805
Bank of America Corp.                                       8,500        455,345
Barclays PLC                                                9,100        114,757
BNP Paribas SA                                              2,622        281,776
Citigroup, Inc.                                             9,600        476,832
Comerica, Inc.                                              1,325         75,419
Credit Agricole SA                                          2,260         99,091
Credit Suisse Group                                         4,676        270,394
Federal Home Loan Mortgage Corp.                            1,700        112,761
Federal National Mortgage Association                       2,900        162,139
Fifth Third Bancorp                                         2,100         79,968
Fortis                                                      1,400         56,793
HBOS PLC                                                    5,730        113,304
Huntington Bancshares, Inc.                                 1,200         28,716
JP Morgan Chase & Co.                                      12,350        579,956
Keycorp                                                       500         18,720
Kookmin Bank                                                  800         62,653
Mellon Financial Corp.                                      1,900         74,290
Mitsubishi UFJ Financial Group, Inc.                           10        128,677
National City Corp.                                         2,700         98,820
Northern Trust Corp.                                        1,100         64,273
PNC Financial Services Group, Inc.                            400         28,976
Royal Bank of Scotland Group PLC                            3,900        134,191
Societe Generale                                              600         95,323
Standard Bank Group Ltd.                                    4,000         39,874
Standard Chartered PLC                                      1,758         44,992
Sumitomo Mitsui Financial Group, Inc.                          24        252,021
SunTrust Banks, Inc.                                        1,425        110,124
UBS AG                                                      2,889        172,695
UBS AG                                                      4,600        272,826
UniCredito Italiano SpA                                    14,890        123,571
US Bancorp                                                  2,000         66,440
Wachovia Corp.                                              1,800        100,440
Wells Fargo & Co.                                           3,200        115,776
                                                                     -----------
                                                                       5,028,738
                                                                     -----------

Financial Services - 6.1%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                               205         98,041
CIT Group, Inc.                                             1,200         58,356
Citycon Oyj                                                 3,360         17,682
Federated Investors, Inc.-Class B                           1,050         35,501
Franklin Resources, Inc.                                    2,600        274,950
Goldman Sachs Group, Inc.                                   1,700        287,589
Legg Mason, Inc.                                            2,850        287,451
Man Group PLC                                               9,528         79,908
MBIA, Inc.                                                    700         43,008
Merrill Lynch & Co., Inc.                                   5,300        414,566
Morgan Stanley                                                700         51,037
Nasdaq Stock Market, Inc. (a)                                 500         15,120
Nomura Holdings, Inc.                                       5,000         88,026
NYSE Group, Inc. (a)                                        1,150         85,962
ORIX Corp.                                                    780        215,510
Prudential Financial, Inc.                                    150         11,437
Waddell & Reed Financial, Inc.-Class A                        900         22,275
                                                                     -----------
                                                                       2,086,419
                                                                     -----------
Insurance - 7.9%
Allstate Corp.                                                875         54,889
American International Group, Inc.                          7,950        526,767
AON Corp.                                                   2,200         74,514
Aviva PLC                                                   7,500        109,886
Chubb Corp.                                                 1,400         72,744
Friends Provident PLC                                      13,180         47,745
Hartford Financial Services Group, Inc.                     1,175        101,931
ING Groep NV                                                8,086        355,352
Metlife, Inc.                                               1,825        103,441
Muenchener Rueckversicherungs AG                              700        110,501
Old Republic International Corp.                            1,600         35,440
QBE Insurance Group, Ltd.                                   4,516         82,377
The St Paul Travelers Cos, Inc.                             2,600        121,914
Swiss Reinsurance                                             618         47,239
Torchmark Corp.                                             1,225         77,310
UnitedHealth Group, Inc.                                    2,900        142,680
UnumProvident Corp.                                         2,700         52,353
WellPoint, Inc. (a)                                         7,300        562,465
                                                                     -----------
                                                                       2,679,548
                                                                     -----------
Life Insurance - 0.2%
Genworth Financial, Inc.-Class A                            1,925         67,394
                                                                     -----------
Wholesale & International Trade - 0.5%
Li & Fung Ltd.                                             22,000         54,621
Mitsui & Co. Ltd.                                          10,000        127,454
                                                                     -----------
                                                                         182,075
                                                                     -----------
                                                                      10,044,174
                                                                     -----------
Technology/Electronics - 12.2%
Data Processing - 6.1%
Agere Systems, Inc.-Class A (a)                             2,000         29,860
Apple Computer, Inc. (a)                                    7,900        608,537
Canon, Inc.                                                 1,650         86,228
CapGemini, SA                                               2,605        137,871

Ceridian Corp. (a)                                          1,000         22,360
Electronic Data Systems Corp.                               2,600         63,752
Google, Inc.-Class A (a)                                    1,345        540,555
Hewlett-Packard Co.                                         2,500         91,725
International Business Machines Corp.                         950         77,843
Microsoft Corp.                                             2,625         71,741
Network Appliance, Inc. (a)                                 4,700        173,947
Sanmina-SCI Corp. (a)                                       7,800         29,172
SAP AG                                                        490         97,081
Solectron Corp. (a)                                        11,500         37,490
                                                                     -----------
                                                                       2,068,162
                                                                     -----------
Electrical & Electronics - 3.3%
ADC Telecommunications, Inc. (a)                            1,300         19,500
Arrow Electronics, Inc. (a)                                 1,350         37,031
Broadcom Corp.-Class A (a)                                  8,950        271,543
Cisco Systems, Inc. (a)                                     6,400        147,200
Foxconn Technology Co., Ltd.                                5,750         51,764
High Tech Computer Corp.                                    2,600         68,732
Juniper Networks, Inc. (a)                                  3,600         62,208
Motorola, Inc.                                                900         22,500
QUALCOMM, Inc.                                              9,450        343,507
Quanta Computer, Inc. (GDR)                                 5,303         37,973
Tech Data Corp. (a)                                         1,300         47,489
Tellabs, Inc. (a)                                           1,400         15,344
                                                                     -----------
                                                                       1,124,791
                                                                     -----------
Electronic Components & Instruments - 2.8%
Advanced Micro Devices, Inc. (a)                           10,300        255,955
AU Optronics Corp.                                         23,690         33,504
Corning, Inc. (a)                                           9,700        236,777
Flextronics International Ltd. (a)                          6,200         78,368
Hoya Corp.                                                  1,800         67,886
Nvidia Corp. (a)                                            1,400         41,426
Samsung Electronics Co. Ltd.                                  108         75,716
Sharp Corp.                                                 4,000         68,644
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                               7,827         75,139
United Microelectronics Corp.                              37,378         20,917
                                                                     -----------
                                                                         954,332
                                                                     -----------
                                                                       4,147,285
                                                                     -----------
Construction & Housing - 10.6%
Building Materials - 0.4%
Buzzi Unicem SpA                                            2,000         47,309
CRH PLC                                                     2,467         83,560
                                                                     -----------
                                                                         130,869
                                                                     -----------
Construction & Housing - 0.5%
Leopalace21 Corp.                                             300         10,958
Persimmon PLC                                               2,000         50,061
Vinci, SA                                                     954        106,060
                                                                     -----------
                                                                         167,079
                                                                     -----------

Real Estate - 9.7%
Alexandria Real Estate Equities, Inc.                         370         34,706
Allied Properties Real Estate Investment
   Trust                                                      800         13,706
AMB Property Corp.                                            300         16,533
Archstone-Smith Trust                                         800         43,552
Ascendas Real Estate Investment Trust                      22,595         30,535
AvalonBay Communities, Inc.                                   500         60,200
Bail Investissement Fonciere                                  625         45,488
BioMed Realty Trust, Inc.                                     250          7,585
Boardwalk Real Estate Investment Trust                        875         25,207
Boston Properties, Inc.                                       675         69,755
British Land Co. PLC                                        3,417         87,167
Brixton PLC                                                 1,850         18,315
Brookfield Properties Corp.                                   450         15,894
Camden Property Trust                                         600         45,606
Canadian Apartment Properties REI                             600          9,818
Canadian Real Estate Investment Trust                         350          8,361
Capital & Regional PLC                                      1,038         23,064
CapitaMall Trust                                           12,800         20,436
Centro Properties Group                                     2,181         13,073
Cominar Real Estate Investment Trust                        1,000         18,609
Corporate Office Properties Trust                           1,175         52,593
DB RREEF Trust                                             37,938         45,227
Derwent Valley Holdings PLC                                   850         29,031
Deutsche Wohnen AG                                            400         24,093
Developers Diversified Realty Corp.                           480         26,765
Digital Realty Trust, Inc.                                  1,400         43,848
Dundee Real Estate Investment Trust                           950         29,390
Equity Inns, Inc.                                             650         10,348
Equity Office Properties Trust                                800         31,808
Equity Residential                                          1,300         65,754
Essex Property Trust, Inc.                                    125         15,175
Federal Realty Investment Trust                               350         26,005
FelCor Lodging Trust, Inc.                                  1,500         30,075
First Potomac Realty Trust                                    550         16,621
Forest City Enterprises, Inc.-Class A                         750         40,725
General Growth Properties, Inc.                               750         35,738
General Property Group                                     16,600         58,109
H&R Real Estate Investment                                    550         11,367
Hammerson PLC                                               1,300         31,909
ING Office Fund                                            25,000         29,138
IVG Immobilien AG                                             750         27,214
Japan Real Estate Investment                                    5         42,329
Japan Retail Fund Investment Corp.-Class A                      2         14,731
Kerry Properties Ltd.                                      25,128         91,889
Kimco Realty Corp.                                          1,275         54,659
Klepierre                                                     475         71,100

Land Securities Group PLC                                   2,499         91,997
LaSalle Hotel Properties                                      500         21,670
Macerich Co.                                                   50          3,818
Macquarie CountryWide Trust(b)                             10,425         15,533
Macquarie Goodman Group(b)                                  5,991         29,057
Maguire Properties, Inc.                                    1,050         42,777
Mid-America Apartment Communities, Inc.                       525         32,140
Mitsui Fudosan Co. Ltd.                                     5,900        134,180
New World Development Co., Ltd.                            33,238         57,255
Nippon Building Fund, Inc.-Class A                              9         91,417
Primaris Retail Real Estate Investment Trust                  350          5,699
ProLogis Trust                                              1,550         88,443
PS Business Parks, Inc.                                       200         12,060
Public Storage, Inc.                                          925         79,541
Regency Centers Corp.                                         125          8,595
RioCan Real Estate Investment Trust                         1,150         24,703
Rodamco Europe NV                                             205         23,875
Simon Property Group, Inc.                                  1,025         92,886
Sino Land Co.                                              58,478        103,415
SL Green Realty Corp.                                         375         41,887
Slough Estates PLC                                          2,400         29,880
Stockland (a)                                                 147            797
Stockland                                                   4,852         26,748
Strategic Hotels & Resorts, Inc.                            1,300         25,844
Sumitomo Realty & Development                               4,000        117,663
Sun Hung Kai Properties Ltd.                                6,700         73,061
Sunstone Hotel Investors, Inc.                              1,175         34,921
Tanger Factory Outlet Centers                                 650         23,153
Taubman Centers, Inc.                                         675         29,984
Unibail                                                       800        168,103
United Dominion Realty Trust, Inc.                            875         26,425
Vornado Realty Trust                                          600         65,400
Westfield Group                                             7,869        110,280
                                                                     -----------
                                                                       3,296,458
                                                                     -----------
                                                                       3,594,406
                                                                     -----------
Medical - 9.4%
Health & Personal Care - 9.4%
Alcon, Inc.                                                 3,125        357,813
Amgen, Inc. (a)                                               550         39,342
AstraZeneca PLC                                             2,696        168,387
Caremark Rx, Inc.                                           5,325        301,768
Eli Lilly & Co.                                             1,150         65,550
Genentech, Inc. (a)                                         4,750        392,825
Gilead Sciences, Inc. (a)                                   4,600        316,020
GlaxoSmithKline PLC                                         1,300         34,573
Medco Health Solutions, Inc. (a)                            2,450        147,269
Merck & Co. Inc.                                            4,400        184,360
Nobel Biocare Holding AG (a)                                  168         41,309
Novartis AG                                                 1,742        101,634
Pfizer, Inc.                                               14,500        411,220

Roche Holding AG                                              969        167,411
Sanofi-Aventis                                              1,407        125,089
Takeda Pharmaceutical Co. Ltd.                                700         43,739
Teva Pharmaceutical Industries Ltd. (ADR)                   7,850        267,607
Ventas, Inc.                                                1,300         50,102
                                                                     -----------
                                                                       3,216,018
                                                                     -----------
Energy - 7.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.                                            675         46,035
ENSCO International, Inc.                                   1,200         52,596
GlobalSantaFe Corp.                                         2,550        127,474
Halliburton Co.                                            12,530        356,479
Nabors Industries Ltd. (a)                                  2,850         84,788
Rowan Cos., Inc.                                            1,300         41,119
Schlumberger, Ltd.                                          1,450         89,943
                                                                     -----------
                                                                         798,434
                                                                     -----------
Energy Sources - 5.5%
BG Group PLC                                                3,498         42,505
BP PLC                                                      3,200         34,983
Chevron Corp.                                               3,775        244,846
China Petroleum & Chemical Corp.-Class H                   48,000         29,753
China Shenhua Energy Co. Ltd.-Class H                      18,000         28,955
ConocoPhillips                                              2,300        136,919
ENI SpA                                                     6,400        190,166
Exxon Mobil Corp.                                          10,225        686,097
LUKOIL (ADR)                                                  171         13,030
Marathon Oil Corp.                                            350         26,915
MOL Hungarian Oil and Gas PLC                                 500         45,700
Norsk Hydro ASA                                             1,733         38,834
Occidental Petroleum Corp.                                    400         19,244
PetroChina Co., Ltd.-Class H                               24,000         25,816
Petroleo Brasileiro SA (ADR)                                1,200         89,808
Petroleo Brasileiro SA (ADR)                                  200         16,766
Repsol YPF SA                                               3,000         89,181
Total SA                                                    1,600        104,945
                                                                     -----------
                                                                       1,864,463
                                                                     -----------
                                                                       2,662,897
                                                                     -----------
Consumer Cyclical - 6.9%
Appliances & Household Durables - 0.1%
Newell Rubbermaid, Inc.                                       950         26,904
Sony Corp.                                                    400         16,154
                                                                     -----------
                                                                          43,058
                                                                     -----------
Broadcasting & Publishing - 2.7%
CBS Corp.-Class B                                           3,075         86,623
Comcast Corp.-Class A (a)                                   1,000         36,850
Comcast Corp.-Special-Class A (a)                           2,750        101,227
Liberty Media Holding Corp. - Capital
   Series A (a)                                               110          9,193
Liberty Media Holding Corp. - Interactive (a)                 550         11,209

Societe Television Francaise 1                              2,517         80,456
Time Warner, Inc.                                           9,300        169,539
Viacom, Inc.-Class B (a)                                    1,475         54,840
Walt Disney Co.                                             1,300         40,183
Yahoo! Inc. (a)                                            13,125        331,800
                                                                     -----------
                                                                         921,920
                                                                     -----------
Business & Public Services - 0.1%
Interpublic Group of Cos., Inc. (a)                         1,800         17,820
                                                                     -----------
Leisure & Tourism - 1.7%
Hilton Hotels Corp.                                         2,400         66,840
Host Hotels & Resorts, Inc.                                 2,266         51,959
Las Vegas Sands Corp. (a)                                     550         37,593
McDonald's Corp.                                            9,050        354,036
Starwood Hotels & Resorts Worldwide, Inc.                   1,125         64,339
                                                                     -----------
                                                                         574,767
                                                                     -----------
Merchandising - 2.0%
Esprit Holdings Ltd.                                        5,000         45,564
Kohl's Corp. (a)                                            2,000        129,840
Limited Brands Inc.                                         2,500         66,225
Lowe's Cos, Inc.                                            1,400         39,284
Marks & Spencer Group PLC                                   4,164         50,096
Office Depot, Inc. (a)                                      1,600         63,520
Saks, Inc.                                                  1,800         31,104
Target Corp.                                                3,800        209,950
Whole Foods Market, Inc.                                    1,000         59,430
                                                                     -----------
                                                                         695,013
                                                                     -----------
Recreation & Other Consumer - 0.2%
Mattel, Inc.                                                3,100         61,070
                                                                     -----------
Textiles & Apparel - 0.1%
Jones Apparel Group, Inc.                                   1,500         48,660
                                                                     -----------
                                                                       2,362,308
                                                                     -----------
Consumer Staples - 6.6%
Beverages - 0.1%
Pernod-Ricard, SA                                             119         24,752
                                                                     -----------
Beverages & Tobacco - 1.8%
Altria Group, Inc.                                          2,850        218,168
British American Tobacco PLC                                4,562        123,385
Cia de Bebidas das Americas (ADR)                             700         31,766
Japan Tobacco, Inc.                                            30        116,775
Kraft Foods, Inc.-Class A                                     500         17,830
SABMiller PLC                                               1,965         36,689
UST, Inc.                                                   1,000         54,830
                                                                     -----------
                                                                         599,443
                                                                     -----------
Food - 0.2%
Sara Lee Corp.                                              4,500         72,315
                                                                     -----------
Food & Household Products - 4.5%
Carrefour Supermarche                                         522         32,943
Clorox Co.                                                  1,000         63,000
Colgate-Palmolive Co.                                       1,300         80,730

Essilor International, SA                                     461         47,184
General Mills, Inc.                                         1,200         67,920
Groupe Danone                                                 312         43,756
J Sainsbury PLC                                            14,200         99,771
Kellogg Co.                                                 1,500         74,280
Kimberly-Clark Corp.                                          800         52,288
Kroger Co.                                                  3,000         69,420
L'Oreal SA                                                    225         22,825
Nestle, SA                                                    313        109,064
Procter & Gamble Co.                                       10,850        672,483
Safeway, Inc.                                               2,300         69,805
Walgreen Co.                                                  950         42,171
                                                                     -----------
                                                                       1,547,640
                                                                     -----------
                                                                       2,244,150
                                                                     -----------
Capital Equipment - 6.5%
Aerospace & Defense - 2.5%
BAE Systems PLC                                             8,400         62,125
Boeing Co.                                                  6,525        514,496
European Aeronautic Defence & Space
   Co., NV                                                  2,090         60,062
Lockheed Martin Corp.                                         550         47,333
Northrop Grumman Corp.                                      1,525        103,807
Rockwell Collins, Inc.                                      1,300         71,292
                                                                     -----------
                                                                         859,115
                                                                     -----------
Automobiles - 1.8%
Autoliv, Inc.                                               1,225         67,510
BorgWarner, Inc.                                              800         45,736
Continental AG                                              1,100        127,574
Honda Motor Co. Ltd.                                        1,200         40,329
Renault SA                                                  1,400        160,358
Toyota Motor Corp.                                          3,500        190,459
                                                                     -----------
                                                                         631,966
                                                                     -----------
Industrial Components - 0.2%
Eaton Corp.                                                   800         55,080
                                                                     -----------
Machinery & Engineering - 0.4%
ABB Ltd.                                                    7,655        100,856
Sumitomo Heavy Industries Ltd.                              5,000         41,848
                                                                     -----------
                                                                         142,704
                                                                     -----------
Multi-Industry - 1.6%
Crane Co.                                                     700         29,260
Emerson Electric Co.                                        1,000         83,860
General Electric Co.                                        7,900        278,870
SPX Corp.                                                     800         42,752
Textron, Inc.                                                 800         70,000
United Technologies Corp.                                     550         34,842
                                                                     -----------
                                                                         539,584
                                                                     -----------
                                                                       2,228,449
                                                                     -----------
Telecommunications - 4.1%
America Movil SA de CV Series L (ADR)                       6,100        240,157
American Tower Corp.-Class A (a)                              700         25,550

AT&T, Inc.                                                  8,800        286,528
BellSouth Corp.                                             4,900        209,475
China Netcom Group Corp Ltd.                               26,000         46,560
Crown Castle International Corp. (a)                        2,000         70,480
Embarq Corp.-Class W (a)                                      290         14,027
Nippon Telegraph & Telephone Corp.                             12         58,666
Sprint Corp. (a)                                            5,800         99,470
Verizon Communications, Inc.                                6,600        245,058
Vodafone Group PLC                                         42,175         96,335
                                                                     -----------
                                                                       1,392,306
                                                                     -----------
Industrial Commodities - 3.9%
Chemicals - 1.7%
Air Liquide                                                   116         23,662
Bayer AG                                                    1,743         88,560
EI Du Pont de Nemours & Co.                                 1,100         47,124
Hercules, Inc. (a)                                          1,600         25,232
Lubrizol Corp.                                                800         36,584
Mitsui Chemicals, Inc.                                      8,500         61,221
Monsanto Co.                                                4,810        226,118
PPG Industries, Inc.                                        1,125         75,465
                                                                     -----------
                                                                         583,966
                                                                     -----------
Forest & Paper - 0.2%
Smurfit-Stone Container Corp. (a)                           2,800         31,360
Svenska Cellulosa AB-Class B                                1,100         50,475
                                                                     -----------
                                                                          81,835
                                                                     -----------
Metal - Nonferrous - 0.7%
Rio Tinto PLC                                               1,812         85,748
Xstrata PLC                                                 3,774        155,808
                                                                     -----------
                                                                         241,556
                                                                     -----------
Metal - Steel - 0.8%
JFE Holdings, Inc.                                          3,200        125,517
Mittal Steel Co. NV                                         1,378         47,903
POSCO                                                         320         83,307
                                                                     -----------
                                                                         256,727
                                                                     -----------
Miscellaneous Materials - 0.5%
Cia Vale do Rio Doce (ADR)                                  1,500         32,340
Crown Holdings, Inc. (a)                                    1,700         31,620
Nitto Denko Corp.                                           1,100         65,164
Owens-Illinois, Inc. (a)                                    1,900         29,298
                                                                     -----------
                                                                         158,422
                                                                     -----------
                                                                       1,322,506
                                                                     -----------
Utilities - 1.0%
Utility (Electric & Gas) - 1.0%
Dominion Resources, Inc.                                      850         65,016
E.ON AG                                                       900        106,993
Pinnacle West Capital Corp.                                 1,200         54,060
RWE AG                                                        600         55,347
Wisconsin Energy Corp.                                      1,200         51,768
                                                                     -----------
                                                                         333,184
                                                                     -----------

Transportation - 0.7%
Transportation - Airlines - 0.1%
Deutsche Lufthansa AG                                       1,200         25,353
                                                                     -----------
Transportation - Road & Rail - 0.4%
CSX Corp.                                                   3,100        101,773
Norfolk Southern Corp.                                      1,000         44,050
                                                                     -----------
                                                                         145,823
                                                                     -----------
Transportation - Shipping - 0.2%
Mitsui OSK Lines Ltd.                                      11,000         81,456
                                                                     -----------
                                                                         252,632
                                                                     -----------
Consumer Manufacturing - 0.2%
Appliances - 0.2%
Black & Decker Corp.                                          800         63,480
                                                                     -----------
Building & Related - 0.0%
Daiwa House Industry Co. Ltd.                               1,000         17,301
                                                                     -----------
                                                                          80,781
                                                                     -----------
Finance - 0.1%
Other - 0.1%
Multiplex Group                                             7,000         18,344
                                                                     -----------
Capital Goods - 0.0%
Miscellaneous - 0.0%
NGK Insulators Ltd.                                         1,000         14,081
Total Investments - 99.5%
   (cost $29,545,369)                                                 33,913,521
Other assets less liabilities - 0.5%                                     165,781
                                                                     -----------
Net Assets - 100.0%                                                  $34,079,302
                                                                     -----------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of these securities amounted to $37,973 or 0.1% of net assets.

     Please note: The Sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

AllianceBernstein Variable Products Series Fund
Global Research Growth Portfolio
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.2%
Finance - 25.9%
Banking - Money Center - 8.3%
China Merchants Bank Co. Ltd. (a)                           2,500     $    3,523
Credit Suisse Group                                         5,633        325,734
JP Morgan Chase & Co.                                       4,300        201,928
Mitsubishi UFJ Financial Group, Inc.                            8        102,942
UBS AG                                                      4,140        247,475
                                                                      ----------
                                                                         881,602
                                                                      ----------
Banking - Regional - 2.3%
Macquarie Bank Ltd.                                         1,514         78,062
UniCredito Italiano SpA                                    19,788        164,220
                                                                      ----------
                                                                         242,282
                                                                      ----------
Brokerage & Money Management - 5.6%
Banco Itau Holding Financeira SA                            1,900         56,887
Franklin Resources, Inc.                                      800         84,600
Goldman Sachs Group, Inc.                                     700        118,419
Legg Mason, Inc.                                            1,500        151,290
Nomura Holdings, Inc.                                      10,500        184,855
                                                                      ----------
                                                                         596,051
                                                                      ----------
Insurance - 6.3%
American International Group, Inc.                          4,800        318,048
Axis Capital Holdings Ltd.                                  1,100         38,159
Prudential PLC                                              9,347        115,824
QBE Insurance Group, Ltd.                                   4,755         86,736
Swiss Reinsurance                                           1,449        110,760
                                                                      ----------
                                                                         669,527
                                                                      ----------
Miscellaneous - 3.4%
Citigroup, Inc.                                             6,380        316,895
NYSE Group, Inc. (a)                                          600         44,850
                                                                      ----------
                                                                         361,745
                                                                      ----------
                                                                       2,751,207
                                                                      ----------
Health Care - 13.6%
Biotechnology - 1.8%
Genentech, Inc. (a)                                         1,200         99,240
Gilead Sciences, Inc. (a)                                   1,100         75,570
Medimmune, Inc. (a)                                           500         14,605
                                                                      ----------
                                                                         189,415
                                                                      ----------
Drugs - 6.4%
Allergan, Inc.                                                500         56,305
AstraZeneca PLC (ADR)                                         300         18,750
Eli Lilly & Co.                                               800         45,600

Merck & Co. Inc.                                            2,500        104,750
Novartis AG                                                 1,244         72,579
Ranbaxy Laboratories Ltd. (GDR)                             1,043          9,980
Roche Holding AG                                              694        119,900
Sanofi-Aventis                                                643         57,166
Shionogi & Co. Ltd.                                         2,000         36,778
Takeda Pharmaceutical Co. Ltd.                                600         37,491
Teva Pharmaceutical Industries Ltd. (ADR)                   2,100         71,589
Wyeth                                                       1,000         50,840
                                                                      ----------
                                                                         681,728
                                                                      ----------
Medical Products - 1.9%
Alcon, Inc.                                                   850         97,325
Becton Dickinson & Co.                                        600         42,402
Nobel Biocare Holding AG (a)                                  257         63,194
                                                                      ----------
                                                                         202,921
                                                                      ----------
Medical Services - 3.5%
Caremark Rx, Inc.                                             800         45,336
Medco Health Solutions, Inc. (a)                              600         36,066
UnitedHealth Group, Inc.                                    2,400        118,080
WellPoint, Inc. (a)                                         2,200        169,510
                                                                      ----------
                                                                         368,992
                                                                      ----------
                                                                       1,443,056
                                                                      ----------
Technology - 13.3%
Communication Equipment - 2.4%
Cisco Systems, Inc. (a)                                     4,745        109,135
Motorola, Inc.                                              2,800         70,000
QUALCOMM, Inc.                                              2,000         72,700
                                                                      ----------
                                                                         251,835
                                                                      ----------
Computer Hardware/Storage - 1.7%
Apple Computer, Inc. (a)                                      700         53,921
High Tech Computer Corp.                                    1,200         31,722
NEC Corp.                                                   6,000         32,874
Sun Microsystems, Inc. (a)                                 11,433         56,822
                                                                      ----------
                                                                         175,339
                                                                      ----------
Computer Peripherals - 0.4%
Network Appliance, Inc. (a)                                 1,100         40,711
                                                                      ----------
Computer Services - 1.2%
Alliance Data Systems Corp. (a)                               200         11,038
CapGemini, SA                                                 854         45,198
Fiserv, Inc. (a)                                              600         28,254
Infosys Technologies Ltd. (ADR)                               800         38,184
                                                                      ----------
                                                                         122,674
                                                                      ----------
Contract Manufacturing - 0.2%
HON HAI Precision Industry Co. Ltd.
   (GDR) (b)                                                1,922         23,402
                                                                      ----------
Electronic Components - 0.1%
AU Optronics Corp.                                         11,330         16,024
                                                                      ----------
Internet Infrastructure - 0.4%
Akamai Technologies, Inc. (a)                                 400         19,996
Fastweb (a)                                                   403         18,258
                                                                      ----------
                                                                          38,254
                                                                      ----------
Internet Media - 1.0%
Google, Inc.-Class A (a)                                      195         78,371
Yahoo! Inc. (a)                                             1,300         32,864
                                                                      ----------
                                                                         111,235
                                                                      ----------
Miscellaneous - 1.2%
Canon, Inc.                                                 1,450         75,776

Hoya Corp.                                                  1,500         56,572
                                                                      ----------
                                                                         132,348
                                                                      ----------
Semiconductor Capital Equipment - 0.6%
Applied Materials, Inc.                                     1,700         30,141
ASML Holding NV (a)                                         1,522         35,445
                                                                      ----------
                                                                          65,586
                                                                      ----------
Semiconductor Components - 1.4%
Advanced Micro Devices, Inc. (a)                              800         19,880
Broadcom Corp.-Class A (a)                                    650         19,721
Hynix Semiconductor, Inc. (a)                                 660         25,978
Nvidia Corp. (a)                                            1,300         38,467
Samsung Electronics Co. Ltd.                                   26         18,228
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                               2,327         22,339
                                                                      ----------
                                                                         144,613
                                                                      ----------
Software - 2.7%
Adobe Systems, Inc. (a)                                       900         33,705
BEA Systems, Inc. (a)                                       2,000         30,400
Microsoft Corp.                                             4,100        112,053
Oracle Corp. (a)                                            3,500         62,090
SAP AG (ADR)                                                1,000         49,500
                                                                      ----------
                                                                         287,748
                                                                      ----------
                                                                       1,409,769
                                                                      ----------
Energy - 9.6%
Domestic Producers - 1.9%
Newfield Exploration Co. (a)                                  500         19,270
Noble Energy, Inc.                                          4,076        185,825
                                                                      ----------
                                                                         205,095
                                                                      ----------
International - 2.0%
LUKOIL (ADR)                                                  792         60,350
Norsk Hydro ASA                                             3,692         82,732
Petroleo Brasileiro SA (ADR)                                  900         67,356
                                                                      ----------
                                                                         210,438
                                                                      ----------
Oil Service - 5.7%
BJ Services Co.                                             4,000        120,520
GlobalSantaFe Corp.                                         1,900         94,981
Halliburton Co.                                             8,900        253,205
Nabors Industries Ltd. (a)                                  4,500        133,875
                                                                      ----------
                                                                         602,581
                                                                      ----------
                                                                       1,018,114
                                                                      ----------
Basic Industry - 7.5%

Chemicals - 3.4%
Air Products & Chemicals, Inc.                              1,900        126,103
Hitachi Chemical Co., Ltd.                                  3,700         89,776
Monsanto Co.                                                3,000        141,030
                                                                      ----------
                                                                         356,909
                                                                      ----------
Mining & Metals - 3.9%
China Shenhua Energy Co. Ltd.-Class H                      59,500         95,714
Cia Vale do Rio Doce (ADR)                                  4,700        101,332
Rio Tinto PLC                                               2,387        112,958
Xstrata PLC                                                 2,404         99,248
                                                                      ----------
                                                                         409,252
                                                                      ----------
Miscellaneous - 0.2%
Asahi Glass Co. Ltd.                                        2,000         24,673
                                                                      ----------
                                                                         790,834
                                                                      ----------
Consumer Services - 7.1%
Advertising - 0.4%
WPP Group PLC                                               3,623         44,878
                                                                      ----------
Airlines - 1.0%
Continental Airlines, Inc.-Class B (a)                      1,800         50,958
easyJet PLC (a)                                             6,170         56,144
                                                                      ----------
                                                                         107,102
                                                                      ----------
Broadcasting & Cable - 0.7%
Societe Television Francaise 1                              2,142         68,469
                                                                      ----------
Cellular Communications - 0.7%
America Movil SA de CV Series L (ADR)                       2,000         78,740
                                                                      ----------
Entertainment & Leisure - 0.2%
OPAP, SA                                                      536         18,038
                                                                      ----------
Restaurants & Lodging - 2.2%
Accor, SA                                                     885         60,234
Ctrip.com International Ltd. (ADR)                            300         13,485
Hilton Hotels Corp.                                         3,300         91,905
Punch Taverns PLC                                           3,588         65,156
                                                                      ----------
                                                                         230,780
                                                                      ----------
Retail - General Merchandise - 1.9%
Best Buy Co., Inc.                                          1,100         58,916
Kohl's Corp. (a)                                            1,100         71,412
Target Corp.                                                1,300         71,825
                                                                      ----------
                                                                         202,153
                                                                      ----------
                                                                         750,160
                                                                      ----------
Consumer Staples - 6.7%
Beverages - 1.1%
Cia de Bebidas das Americas (ADR)                             800         36,304
SABMiller PLC                                               4,195         78,325
                                                                      ----------
                                                                         114,629
                                                                      ----------
Food - 2.0%
Nestle, SA                                                    413        143,909
WM Wrigley Jr Co.                                           1,425         65,636
                                                                      ----------
                                                                         209,545
                                                                      ----------
Household Products - 1.6%
Procter & Gamble Co.                                        2,800        173,544
                                                                      ----------

Retail - Food & Drug - 0.0%
Walgreen Co.                                                  100          4,439
                                                                      ----------
Tobacco - 2.0%
Altria Group, Inc.                                          2,000        153,100
British American Tobacco PLC                                2,119         57,311
                                                                      ----------
                                                                         210,411
                                                                      ----------
                                                                         712,568
                                                                      ----------
Capital Goods - 4.9%
Electrical Equipment - 1.3%
Atlas Copco AB-Class A                                      1,906         50,010
Emerson Electric Co.                                        1,100         92,246
                                                                      ----------
                                                                         142,256
                                                                      ----------
Engineering & Construction - 0.7%
ABB Ltd.                                                    5,626         74,124
                                                                      ----------
Miscellaneous - 2.9%
General Electric Co.                                        5,200        183,560
Nitto Denko Corp.                                             400         23,696
United Technologies Corp.                                   1,600        101,360
                                                                      ----------
                                                                         308,616
                                                                      ----------
                                                                         524,996
                                                                      ----------
Consumer Manufacturing - 4.3%
Appliances - 0.1%
Sony Corp.                                                    400         16,154
                                                                      ----------
Auto & Related - 1.9%
Honda Motor Co. Ltd.                                        1,700         57,132
Toyota Motor Corp.                                          2,600        141,484
                                                                      ----------
                                                                         198,616
                                                                      ----------
Building & Related - 2.3%
American Standard Cos, Inc.                                 1,400         58,758
CRH PLC                                                     1,702         57,649
Daiwa House Industry Co. Ltd.                               1,000         17,300
Pulte Homes, Inc.                                           1,000         31,860
Vinci, SA                                                     662         73,597
                                                                      ----------
                                                                         239,164
                                                                      ----------
                                                                         453,934
                                                                      ----------
Aerospace & Defense - 1.4%
Aerospace - 1.4%
BAE Systems PLC                                             6,380         47,185
Boeing Co.                                                  1,300        102,505
                                                                      ----------
                                                                         149,690
                                                                      ----------
Multi Industry Companies - 1.3%
Danaher Corp.                                               1,100         75,537
Mitsui & Co. Ltd.                                           5,000         63,727
                                                                      ----------
                                                                         139,264
                                                                      ----------
Transportation - 0.3%
Air Freight - 0.3%
United Parcel Service, Inc.-Class B                           500         35,970
                                                                      ----------
Utilities - 0.3%
Telephone Utility - 0.3%
AT&T, Inc.                                                    600         19,536
Telekom Austria AG                                            623         15,712
                                                                      ----------
                                                                          35,248
                                                                      ----------
Total Common Stocks
   (cost $9,167,995)                                                  10,214,810
                                                                      ----------

                                                                       Principal
                                                                          Amount
                                                                           (000)
                                                                    ------------
SHORT-TERM INVESTMENTS - 4.7%
Time Deposit - 4.7%
The Bank of New York
4.25%, 10/02/06
(cost $500,000)                                              $500       500,000
                                                                    -----------
Total Investments - 100.9%
   (cost $9,667,995)                                                 10,714,810
Other assets less liabilities - (0.9)%                                  (99,169)
                                                                    -----------
Net Assets - 100.0%                                                 $10,615,641
                                                                    -----------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of this security amounted to $23,402 or 0.2% of net assets.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

COUNTRY BREAKDOWN*

September 30, 2006 (unaudited)

COUNTRY                                       U.S. VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
United States                                $  5,303,622          50.0%
Switzerland                                     1,255,000          11.8
Japan                                             961,230           9.1
United Kingdom                                    695,780           6.5
France                                            304,664           2.9
Brazil                                            261,879           2.5
Italy                                             182,478           1.7
Bermuda                                           172,034           1.6
Australia                                         164,798           1.5
China                                             112,722           1.1
Other *                                           800,603           7.5
                                             ------------         ------
Total Investments**                            10,214,810          96.2
Cash and receivables, net of liabilities          400,831           3.8
                                             ------------         ------
Net Assets                                   $ 10,615,641         100.0%

* All data are as of September 30, 2006. The Portfolio's country breakdown is expressed as a percentage of net assets and may vary over time. "Other" represents less than 1.1% weightings in the following countries: Austria, Cayman Islands, Germany, Greece, India, Ireland, Israel, Mexico, Netherlands, Norway, Russia, South Korea, Sweden and Taiwan.

**    Excludes short-term investments.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.    DESCRIPTION OF EXHIBIT

        11 (a) (1)     Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)     Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:     /s/ Marc O. Mayer
        -----------------------
        Marc O. Mayer
        President

Date:   November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------------
        Marc O. Mayer
        President

Date:   November 20, 2006

By:     /s/ Joseph J. Mantineo
        -----------------------
        Joseph J. Mantineo
        Treasurer and Chief Financial Officer

Date:   November 20, 2006